CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 56.1%

	Face Amount	Value
U.S. Treasury Bills
5.451%, 02/20/24(A)	$575,000	$573,403
5.416%, 04/04/24(A)	1,700,000	1,684,418
5.406%, 02/27/24(A)	2,225,000	2,216,544
5.395%, 02/13/24(A)	1,604,000	1,601,189
5.386%, 03/05/24(A)	2,175,000	2,164,523
5.358%, 03/12/24(A)	2,900,000	2,883,031
5.356%, 02/15/24(A)	1,250,000	1,247,449
5.343%, 04/16/24(A)	650,000	642,984
5.341%, 03/26/24(A)	1,900,000	1,885,023
5.340%, 02/22/24(A)	1,250,000	1,246,164
5.338%, 03/19/24(A)	1,875,000	1,862,089
5.332%, 04/02/24(A)	1,250,000	1,238,874
5.332%, 04/09/24(A)	675,000	668,351
5.331%, 03/28/24(A)	1,325,000	1,314,173
5.321%, 03/07/24(A)	675,000	671,541
5.312%, 04/23/24(A)	1,325,000	1,309,289
5.305%, 04/11/24(A)	1,350,000	1,336,307
5.301%, 04/30/24(A)	1,325,000	1,308,011
5.295%, 04/18/24(A)	1,350,000	1,334,978
5.291%, 05/07/24(A)	1,000,000	986,141
5.275%, 05/21/24(A)	950,000	935,002
5.275%, 05/28/24(A)	1,975,000	1,941,778
5.270%, 05/14/24(A)	1,350,000	1,329,989
2.171%, 03/14/24(A)	1,650,000	1,639,841
0.000%, 06/04/24(B)	1,300,000	1,277,779

Total U.S. Treasury Obligations

(Cost $35,297,983)		35,298,871

ASSET-BACKED SECURITIES — 22.2%

Automotive — 17.9%
Ally Auto Receivables Trust, Ser 2022-3, Cl A2
5.290%, 06/16/25	$29,943	$29,924
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/26 (C)	63,321	63,264
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (C)	47,337	47,347
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/27 (C)	58,958	59,013
AmeriCredit Automobile Receivables Trust, Ser 2021-3, Cl A3
0.760%, 08/18/26	123,380	120,586

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A2A
4.200%, 12/18/25	$100,788	$100,537
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A1
5.723%, 09/18/24	40,193	40,197
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/30 (C)	10,648	10,633
ARI Fleet Lease Trust, Ser 2023-B, Cl A1
5.924%, 10/15/24 (C)	88,822	88,882
Bank of America Auto Trust, Ser 2023-2A, Cl A1
5.617%, 12/13/24 (C)	251,825	251,890
BMW Vehicle Lease Trust, Ser 2023-2, Cl A1
5.687%, 10/25/24	45,776	45,786
BMW Vehicle Owner Trust, Ser 2023-A, Cl A1
5.593%, 07/25/24	7,077	7,078
Bridgecrest Lending Auto Securitization Trust, Ser 2023- 1, Cl A1
5.776%, 11/15/24	37,403	37,408
Bridgecrest Lending Auto Securitization Trust, Ser 2024- 1, Cl A1
5.607%, 01/15/25	221,000	221,020
Carmax Auto Owner Trust, Ser 2023-3, Cl A1
5.631%, 07/15/24	16,626	16,626
CarMax Auto Owner Trust, Ser 2024-1, Cl A1
5.511%, 01/15/25	310,000	310,067
Carvana Auto Receivables Trust, Ser 2020-P1, Cl A4
0.610%, 10/08/26	213,061	207,407
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A1
5.637%, 01/10/25 (C)	77,554	77,570
Chase Auto Owner Trust, Ser 2023-AA, Cl A1
5.698%, 09/25/24 (C)	29,788	29,792
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/15/32 (C)	105,064	104,527
Citizens Auto Receivables Trust, Ser 2023-2, Cl A1
5.739%, 09/16/24 (C)	87,843	87,860

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Citizens Auto Receivables Trust, Ser 2024-1, Cl A1
5.616%, 01/15/25 (C)	$335,000	$335,058
CPS Auto Receivables Trust, Ser 2021-C, Cl C
1.210%, 06/15/27 (C)	262,998	261,354
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (C)	15,750	15,703
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/26 (C)	79,115	79,033
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/26 (C)	83,311	83,444
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/30 (C)	138,859	137,331
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A1
5.782%, TSFR1M + 0.444%, 12/11/34 (C)(D)	27,315	27,295
Drive Auto Receivables Trust, Ser 2021-1, Cl C
1.020%, 06/15/27	22,139	22,052
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	362,111	358,037
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/27 (C)	197,822	198,037
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (C)	72,642	72,951
Enterprise Fleet Financing, Ser 2020-2, Cl A3
0.650%, 07/20/26 (C)	223,520	221,073
Enterprise Fleet Financing, Ser 2021-2, Cl A2
0.480%, 05/20/27 (C)	180,417	176,932
Enterprise Fleet Financing, Ser 2023-2, Cl A1
5.793%, 06/20/24 (C)	38,413	38,417
Enterprise Fleet Financing, Ser 2023-3, Cl A1
5.906%, 10/21/24 (C)	140,105	140,233
Enterprise Fleet Financing, Ser 2024-1, Cl A1
5.548%, 02/20/25 (C)	205,000	205,104
Exeter Automobile Receivables Trust, Ser 2022-1A, Cl B
2.180%, 06/15/26	70,988	70,826

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A3
4.330%, 02/17/26	$2,577	$2,575
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/25	8,990	8,988
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A3
5.580%, 04/15/26	250,000	249,915
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A2
5.870%, 11/17/25	45,642	45,647
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A2
6.110%, 09/15/25	89,779	89,818
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A1
5.580%, 02/18/25	135,000	135,015
Fifth Third Auto Trust, Ser 2023-1, Cl A1
5.618%, 08/15/24	31,764	31,766
Flagship Credit Auto Trust, Ser 2022-1, Cl A
1.790%, 10/15/26 (C)	93,712	92,344
Flagship Credit Auto Trust, Ser 2022-3, Cl A2
4.060%, 10/15/25 (C)	155,754	155,628
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A1
5.506%, 02/15/25	475,000	475,152
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A1
5.517%, 07/15/24	4,229	4,229
GLS Auto Receivables Issuer Trust, Ser 2023-3A, Cl A1
5.715%, 08/15/24 (C)	8,764	8,765
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A1
5.857%, 10/15/24 (C)	31,734	31,739
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A1
5.529%, 01/16/25	245,000	245,047
Honda Auto Receivables Owner Trust, Ser 2021-1, Cl A3
0.270%, 04/21/25	92,409	91,526
Hyundai Auto Lease Securitization Trust, Ser 2022-A, Cl A4
1.320%, 12/15/25 (C)	275,000	272,114
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/25 (C)	126,793	126,688

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hyundai Auto Receivables Trust, Ser 2020-C, Cl A4
0.490%, 11/16/26	$200,000	$195,209
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A1
5.581%, 07/15/24	7,049	7,049
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A1
5.634%, 11/15/24	137,389	137,437
LAD Auto Receivables Trust, Ser 2023-4A, Cl A1
5.706%, 11/15/24 (C)	99,860	99,873
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A1
5.709%, 11/15/24	469,322	469,599
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A1
5.662%, 11/22/24 (C)	108,476	108,497
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A1
5.863%, 11/15/24 (C)	108,522	108,551
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl C
0.950%, 09/15/27	205,987	204,491
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/26	78,446	78,106
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/26	109,680	109,179
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/26	93,905	93,850
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/26	27,798	27,843
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/27	231,234	231,848
Santander Drive Auto Receivables Trust, Ser 2023-6, Cl A2
6.080%, 05/17/27	95,000	95,357
SBNA Auto Lease Trust, Ser 2023-A, Cl A1
5.754%, 10/21/24 (C)	46,529	46,540

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SBNA Auto Lease Trust, Ser 2024-A, Cl A1
5.568%, 02/20/25 (C)	$300,000	$300,039
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A1
5.589%, 01/21/25 (C)	145,000	145,077
Tesla Auto Lease Trust, Ser 2023-B, Cl A1
5.676%, 09/20/24 (C)	22,170	22,172
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A1
5.584%, 12/20/24 (C)	65,824	65,837
Toyota Auto Receivables Owner Trust, Ser 2020-C, Cl A4
0.570%, 10/15/25	156,957	155,035
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A1
5.604%, 08/15/24	27,539	27,540
Toyota Auto Receivables Owner Trust, Ser 2024-A, Cl A1
5.519%, 01/15/25	550,000	550,083
United Auto Credit Securitization Trust, Ser 2023- 1, Cl A
5.570%, 07/10/25 (C)	12,156	12,151
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/25	250,897	249,053
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A1
5.633%, 09/20/24	47,761	47,765
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A3
5.810%, 10/20/26	275,000	278,565
Volkswagen Auto Loan Enhanced Trust, Ser 2023-2, Cl A1
5.601%, 11/20/24	155,856	155,874
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (C)	165,389	165,258
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A1
5.781%, 08/15/24 (C)	87,592	87,602
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A1
5.877%, 11/15/24 (C)	213,964	214,091

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2023- P1, Cl A1
5.644%, 08/15/24 (C)	$19,011	$19,012
Wheels SPV 2, Ser 2020-1A, Cl A3
0.620%, 08/20/29 (C)	234,755	233,430
World Omni Auto Receivables Trust, Ser 2022-B, Cl A2B
5.916%, SOFR30A + 0.570%, 10/15/25 (D)	9,867	9,868

		11,219,131

Other Asset-Backed Securities — 4.3%
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A1
5.558%, 01/21/25 (C)	100,000	100,016
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (C)	40,550	40,328
CCG Receivables Trust, Ser 2023-2, Cl A1
5.751%, 11/14/24 (C)	68,089	68,112
CNH Equipment Trust, Ser 2024-A, Cl A1
5.465%, 02/14/25	515,000	515,192
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/26 (C)	82,976	82,433
Dell Equipment Finance Trust, Ser 2023-2, Cl A1
5.643%, 06/24/24 (C)	20,696	20,698
Dell Equipment Finance Trust, Ser 2023-3, Cl A1
5.759%, 10/22/24 (C)	57,367	57,404
Dext ABS, Ser 2023-2, Cl A1
5.743%, 11/15/24 (C)	28,558	28,560
DLLAA, Ser 2023-1A, Cl A1
5.631%, 08/20/24 (C)	16,064	16,066
DLLMT, Ser 2023-1A, Cl A1
5.533%, 05/20/24 (C)	14,197	14,197
DLLST, Ser 2024-1A, Cl A1
5.562%, 01/21/25 (C)	140,000	140,037
Granite Park Equipment Leasing, Ser 2023-1A, Cl A1
5.884%, 10/21/24 (C)	73,608	73,631
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A1
5.519%, 06/14/24 (C)	15,856	15,856
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A1
5.550%, 02/18/25 (C)	301,000	301,095

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
HPEFS Equipment Trust, Ser 2023-2A, Cl A1
5.758%, 10/18/24 (C)	$133,376	$133,432
HPEFS Equipment Trust, Ser 2024-1A, Cl A1
5.596%, 01/21/25 (C)	350,000	350,086
John Deere Owner Trust, Ser 2020-B, Cl A4
0.720%, 06/15/27	207,779	207,359
Kubota Credit Owner Trust, Ser 2023-2A, Cl A1
5.622%, 07/15/24 (C)	16,851	16,851
MMAF Equipment Finance, Ser 2020-BA, Cl A3
0.490%, 08/14/25 (C)	208,732	204,535
MMAF Equipment Finance, Ser 2023-A, Cl A1
5.713%, 08/09/24 (C)	124,225	124,244
MMAF Equipment Finance, Ser 2024-A, Cl A1
5.581%, 02/11/25 (C)	125,000	125,024
SCF Equipment Leasing, Ser 2023-1A, Cl A1
5.827%, 12/04/24 (C)	62,407	62,420
Verdant Receivables, Ser 2023- 1A, Cl A1
5.822%, 08/12/24 (C)	17,327	17,328

		2,714,904

Total Asset-Backed Securities

(Cost $13,896,454)		13,934,035

COMMERCIAL PAPER — 13.6%

AT&T Inc
6.035%, 03/19/24(A)	$550,000	$545,962
Australia & New Zealand Bank Group
5.847%, 04/22/24(A)	750,000	740,938
5.743%, 08/08/24(A)	300,000	291,906
Banco Santander S.A.
5.778%, 05/31/24(A)	400,000	392,828
5.713%, 02/22/24(A)	200,000	199,343
Bayerische Landesbank
5.716%, 04/08/24(A)	625,000	618,703
BPC Disc
5.516%, 03/06/24(A)	400,000	397,918
BPCE Disc
5.764%, 08/06/24(A)	300,000	291,774
5.763%, 05/06/24(A)	325,000	320,367
DNB Nordbank ASA
5.629%, 02/23/24(A)	300,000	298,991

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2024 (Unaudited)

COMMERCIAL PAPER — continued

	Face Amount	Value
ING US FDG LLC
5.824%, 04/01/24(A)	$300,000	$297,211
KFW Disc
5.569%, 02/13/24(A)	300,000	299,433
Lloyds Bank PLC
5.808%, 04/03/24(A)	250,000	247,569
MUFG Bank LTD
5.694%, 02/02/24(A)	300,000	299,911
National Australia Bank Ltd
5.733%, 03/04/24(A)	300,000	298,536
NRW Bank
5.641%, 02/16/24(A)	300,000	299,299
Pacific Life
5.681%, 05/06/24(A)	625,000	616,119
Skandinaviska Enskilda Banken
5.765%, 03/26/24(A)	405,000	401,740
Societe Generale
5.632%, 02/12/24(A)	250,000	249,555
Standard Chartered Bank
5.811%, 03/07/24(A)	550,000	547,090
Sumitomo Mitsui Bank
5.679%, 02/07/24(A)	300,000	299,691
Svenska Handelsbanked
5.888%, 06/14/24(A)	275,000	269,592
Westpav Banking
5.795%, 04/18/24(A)	350,000	345,978

Total Commercial Paper

(Cost $8,567,734)		8,570,454

CORPORATE OBLIGATIONS — 10.7%

CONSUMER DISCRETIONARY — 0.9%
Daimler Truck Finance North America
6.347%, SOFRRATE + 1.000%, 04/05/24(C)(D)	$175,000	$175,126
Mercedes-Benz Finance North America
3.650%, 02/22/24(C)	175,000	174,792
Starbucks
5.781%, SOFRINDX + 0.420%, 02/14/24(D)	175,000	175,006

		524,924

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — 0.4%
Enbridge
5.991%, SOFRINDX + 0.630%, 02/16/24(D)	$250,000	$250,026

FINANCIALS — 7.6%
American Express
6.065%, SOFRINDX + 0.720%, 05/03/24(D)	150,000	150,124
Bank of Montreal MTN
6.065%, SOFRINDX + 0.710%, 03/08/24(D)	300,000	300,112
4.250%, 09/14/24	200,000	198,386
3.300%, 02/05/24	300,000	299,943
Bank of Nova Scotia
5.250%, 12/06/24	500,000	500,052
Credit Suisse NY
4.750%, 08/09/24	300,000	298,378
JPMorgan Chase
3.875%, 09/10/24	325,000	321,866
Marsh & McLennan
3.875%, 03/15/24	175,000	174,632
Morgan Stanley MTN
5.855%, SOFRRATE + 0.509%, 01/22/25(D)	450,000	449,811
New York Life Global Funding MTN
5.786%, SOFRINDX + 0.430%, 06/06/24(C)(D)	300,000	300,198
Pacific Life Global Funding II
6.156%, SOFRRATE + 0.800%, 12/06/24(C)(D)	300,000	298,511
Royal Bank of Canada MTN
2.550%, 07/16/24	175,000	172,691
Toronto-Dominion Bank MTN
5.860%, SOFRRATE + 0.550%, 09/20/24(D)	250,000	250,540
5.714%, SOFRRATE + 0.355%, 03/04/24(D)	175,000	175,032
3.250%, 03/11/24	217,000	216,515
2.350%, 03/08/24	475,000	473,556
US Bancorp MTN
3.600%, 09/11/24	200,000	197,513

		4,777,860

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

January 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 0.2%
Protective Life Global Funding
6.405%, SOFRRATE + 1.050%, 12/11/24(C)(D)	$150,000	$150,670

MATERIALS — 0.7%
Glencore Funding
4.625%, 04/29/24(C)	450,000	448,578

UTILITIES — 0.9%
Monongahela Power
4.100%, 04/15/24(C)	225,000	224,189
ONE Gas
3.610%, 02/01/24	335,000	335,000

		559,189

Total Corporate Obligations

(Cost $6,709,267)		6,711,247

MORTGAGE-BACKED SECURITIES — 1.1%

Agency Mortgage-Backed Obligation — 0.3%
FHLMC, Ser 2015-4470, Cl A
4.000%, 05/15/43	$182,309	$180,968

Non-Agency Mortgage-Backed Obligation — 0.8%
Auxilior Term Funding, Ser 2023-1A, Cl A1
5.864%, 11/15/24 (C)	75,288	75,311
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/25	110,000	110,173
PFS Financing, Ser 2021-A, Cl A
0.710%, 04/15/26 (C)	350,000	346,414

		531,898

Total Mortgage-Backed Securities

(Cost $702,965)		712,866

CERTIFICATE OF DEPOSIT — 0.6%

Bank of Montreal
5.800%, 11/08/24	$350,000	$350,000

Total Certificate of Deposit

(Cost $350,000)		350,000

REPURCHASE AGREEMENT — 0.2%

	Face Amount	Value
Socgen Triparty Tsy 5.290%, dated 01/31/24, to be repurchased on 02/01/24,repurchase price $100,015, (collateralized by U.S. Treasury Obligation, par value $99,200, 5.000%, 08/31/2025; with total market value $102,001)	$ 100,000	$100,000

Total Repurchase Agreement

(Cost $100,000)		100,000

Total Investments in Securities— 104.5%

(Cost $65,624,403)		$65,677,473

Percentages are based on Net Assets of $62,873,453.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	Zero coupon security.
(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2024 was $9,314,293 and represented 14.8% of Net Assets.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ABS — Asset-Backed Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 35.0%

	Face Amount	Value
COMMUNICATION SERVICES — 0.9%
Charter Communications Operating
6.150%, 11/10/26	$1,875,000	$1,915,243
Sprint Spectrum
4.738%, 03/20/25(A)	800,000	793,954
Take-Two Interactive Software
5.000%, 03/28/26	725,000	727,773
4.950%, 03/28/28	600,000	604,183

		4,041,153

CONSUMER DISCRETIONARY — 2.8%
AutoZone
5.050%, 07/15/26	1,000,000	1,004,582
Daimler Truck Finance North America
5.600%, 08/08/25(A)	500,000	503,859
5.150%, 01/16/26(A)	710,000	712,755
5.000%, 01/15/27(A)	325,000	326,751
DR Horton
2.600%, 10/15/25	2,575,000	2,471,563
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,414,359
Hyatt Hotels
5.750%, 01/30/27	750,000	766,956
Hyundai Capital America
5.950%, 09/21/26(A)	750,000	764,673
5.250%, 01/08/27(A)	750,000	755,732
Lennar
4.750%, 05/30/25	1,825,000	1,813,946
Marriott International
5.450%, 09/15/26	925,000	938,751
O’Reilly Automotive
5.750%, 11/20/26	850,000	870,978
Tapestry
7.050%, 11/27/25	395,000	404,061

		13,748,966

CONSUMER STAPLES — 0.5%
CVS Pass-Through Trust
6.036%, 12/10/28	2,080,866	2,095,567
Sodexo
1.634%, 04/16/26(A)	625,000	581,032

		2,676,599

ENERGY — 2.5%
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	296,562
Continental Resources
3.800%, 06/01/24	1,695,000	1,682,754
Enbridge
5.900%, 11/15/26	720,000	739,912

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Energy Transfer
6.050%, 12/01/26	$925,000	$950,247
Hess
4.300%, 04/01/27	1,750,000	1,728,676
MidAmerican Energy
3.100%, 05/01/27	2,000,000	1,912,657
ONEOK
5.550%, 11/01/26	1,325,000	1,347,406
Ovintiv
5.650%, 05/15/25	1,125,000	1,130,467
Petroleos Mexicanos
2.830%, 02/15/24	92,250	91,996
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,233,293
Williams
5.400%, 03/02/26	300,000	303,077

		12,417,047

FINANCIALS — 22.2%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,226,961
Aflac
1.125%, 03/15/26	900,000	831,984
AIB Group
7.583%, SOFRRATE + 3.456%, 10/14/26(A)(B)	750,000	773,979
American Express
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	555,897
Arab Petroleum Investments
1.483%, 10/06/26	930,000	846,997
Ares Capital
7.000%, 01/15/27	900,000	923,290
Asian Development Bank MTN
1.750%, 08/14/26	2,500,000	2,355,901
Athene Global Funding
5.339%, 01/15/27(A)	1,000,000	998,688
2.514%, 03/08/24(A)	1,570,000	1,564,847
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	1,500,000	1,533,349
5.080%, SOFRRATE + 1.290%, 01/20/27(B)	1,000,000	999,845
2.456%, TSFR3M + 0.870%, 10/22/25(B)	1,464,000	1,429,726
1.530%, SOFRRATE + 0.650%, 12/06/25(B)	1,000,000	965,362
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	815,000	823,474

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	$470,000	$470,790
Bank of Nova Scotia
4.750%, 02/02/26	750,000	749,051
Bank One Michigan
8.250%, 11/01/24	1,925,000	1,960,684
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	750,000	748,442
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	514,125
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	554,628
5.304%, H15T1Y + 2.300%, 08/09/26(B)	1,450,000	1,448,795
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,494,733
BNP Paribas
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	918,406
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,160,010
5.203%, 01/18/27(A)	1,150,000	1,158,528
Brighthouse Financial Global Funding MTN
1.000%, 04/12/24(A)	594,000	588,577
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	770,578
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/26(B)	825,000	820,141
4.166%, SOFRRATE + 1.370%, 05/09/25(B)	1,185,000	1,179,828
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	501,266
Charles Schwab
2.450%, 03/03/27	1,250,000	1,166,763
Citigroup
6.040%, SOFRRATE + 0.694%, 01/25/26(B)	2,117,000	2,112,554
6.032%, SOFRRATE + 0.686%, 10/30/24(B)	1,000,000	1,001,553
5.610%, SOFRRATE + 1.546%, 09/29/26(B)	1,250,000	1,259,570
2.014%, SOFRRATE + 0.694%, 01/25/26(B)	1,000,000	965,188

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Citizens Bank
6.064%, SOFRRATE + 1.450%, 10/24/25(B)	$250,000	$249,544
5.284%, SOFRRATE + 1.020%, 01/26/26(B)	540,000	531,831
4.119%, SOFRRATE + 1.395%, 05/23/25(B)	250,000	248,324
Corebridge Global Funding
5.750%, 07/02/26(A)	635,000	643,511
5.200%, 01/12/29(A)	380,000	381,191
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/26(A)(B)	2,525,000	2,406,757
Credit Suisse NY
4.750%, 08/09/24	625,000	621,765
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26(A)(B)	875,000	881,897
6.259%, H15T1Y + 1.180%, 09/22/26(A)(B)	500,000	508,645
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	936,249
European Investment Bank
2.876%, 06/13/25(A)	2,000,000	1,955,984
2.125%, 04/13/26	447,000	427,225
Fifth Third Bank
5.852%, SOFRRATE + 1.230%, 10/27/25(B)	1,130,000	1,131,587
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	29,349	29,353
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(B)	1,000,000	988,080
3.850%, 01/26/27	1,175,000	1,145,861
0.855%, SOFRRATE + 0.609%, 02/12/26(B)	579,000	551,385
HAT Holdings I
8.000%, 06/15/27‡(A)	500,000	517,130
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(B)	1,000,000	1,037,896
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,429,959
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	750,022
Inter-American Investment
4.125%, 02/15/28	500,000	498,310

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
International Bank for Reconstruction & Development MTN
3.241%, 03/31/27(C)	$2,500,000	$2,308,725
0.523%, 03/31/28(C)	1,000,000	992,247
International Development Association
0.875%, 04/28/26(A)	1,000,000	927,736
International Finance MTN
5.444%, SOFRRATE + 0.090%, 04/03/24(B)	2,000,000	2,000,253
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	928,473
JPMorgan Chase
1.045%, SOFRRATE + 0.800%, 11/19/26(B)	1,500,000	1,394,706
0.768%, SOFRRATE + 0.490%, 08/09/25(B)	1,000,000	974,305
JPMorgan Chase Bank
5.110%, 12/08/26	1,150,000	1,164,716
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	299,488
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	761,024
Macquarie Group
5.108%, SOFRRATE + 2.208%, 08/09/26(A)(B)	1,450,000	1,446,947
Manufacturers & Traders Trust
5.400%, 11/21/25	1,000,000	997,745
4.650%, 01/27/26	1,650,000	1,627,961
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/25(B)	1,000,000	995,754
Morgan Stanley MTN
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	208,693
5.000%, 11/24/25	3,425,000	3,423,994
0.864%, SOFRRATE + 0.745%, 10/21/25(B)	1,000,000	966,036
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,152,326
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	1,125,000	1,160,334
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	440,098

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
NongHyup Bank MTN
4.875%, 07/03/28(A)	$555,000	$555,932
OPEC Fund for International Development
4.500%, 01/26/26(A)	1,000,000	994,741
Pacific Life Global Funding II
5.500%, 08/28/26(A)	1,000,000	1,016,976
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	779,385
5.812%, SOFRRATE + 1.322%, 06/12/26(B)	750,000	754,156
Principal Life Global Funding II
5.000%, 01/16/27(A)	770,000	775,521
Royal Bank of Canada MTN
1.200%, 04/27/26	1,000,000	925,469
1.150%, 07/14/26	500,000	459,096
Santander Holdings USA
5.807%, SOFRRATE + 2.328%, 09/09/26(B)	1,000,000	1,006,738
Societe Generale MTN
6.447%, H15T1Y + 2.300%, 01/12/27(A)(B)	875,000	888,602
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/25(A)(B)	1,000,000	1,017,232
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	711,369
Toronto-Dominion Bank
5.532%, 07/17/26	650,000	661,648
1.250%, 12/13/24	2,500,000	2,420,272
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/26(B)	1,025,000	1,010,012
UBS Group
2.593%, SOFRRATE + 1.560%, 09/11/25(A)(B)	3,050,000	2,993,554
USAA Capital MTN
0.500%, 05/01/24(A)	2,500,000	2,469,875
Wells Fargo MTN
4.540%, SOFRRATE + 1.560%, 08/15/26(B)	1,500,000	1,484,844
2.406%, TSFR3M + 0.825%, 10/30/25(B)	1,500,000	1,465,170
0.805%, SOFRRATE + 0.510%, 05/19/25(B)	1,000,000	984,649
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	964,709
WLB Asset VI Pte
7.250%, 12/21/27(A)	1,000,000	1,015,713

		105,774,240

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — 0.9%
Adventist Health System
2.433%, 09/01/24	$1,415,000	$1,387,663
CommonSpirit Health
1.547%, 10/01/25	1,000,000	940,980
GE HealthCare Technologies
5.600%, 11/15/25(A)	950,000	958,641
Quest Diagnostics
3.450%, 06/01/26	910,000	882,834

		4,170,118

INDUSTRIALS — 0.9%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,022,395
HEICO
5.250%, 08/01/28	270,000	274,799
Mileage Plus Holdings
6.500%, 06/20/27(A)	945,000	946,520
Penske Truck Leasing Lp
5.750%, 05/24/26(A)	1,000,000	1,009,501
5.350%, 01/12/27(A)	485,000	487,836
Regal Rexnord
6.050%, 02/15/26(A)	715,000	722,619

		4,463,670

INFORMATION TECHNOLOGY — 0.4%
Flex
6.000%, 01/15/28	550,000	567,146
Open Text
6.900%, 12/01/27(A)	1,295,000	1,342,358

		1,909,504

MATERIALS — 0.5%
Berry Global
4.875%, 07/15/26(A)	1,250,000	1,229,520
Celanese US Holdings
6.050%, 03/15/25	278,000	279,360
Graphic Packaging International
0.821%, 04/15/24(A)	1,025,000	1,013,778

		2,522,658

REAL ESTATE — 0.2%
Corporate Office Properties
2.250%, 03/15/26‡	550,000	516,686
Kilroy Realty
3.450%, 12/15/24‡	477,000	468,187

		984,873

UTILITIES — 3.2%
Avangrid
3.200%, 04/15/25	2,500,000	2,434,116
3.150%, 12/01/24	1,000,000	978,782
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,755,000	1,761,995

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Continental Wind
6.000%, 02/28/33(A)	$1,035,111	$1,066,795
Edison International
4.700%, 08/15/25	1,450,000	1,437,143
Electricite de France
3.625%, 10/13/25(A)	500,000	490,237
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	1,016,000	1,046,550
Pacific Gas and Electric
5.450%, 06/15/27	725,000	729,101
Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	498,998
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,014,307
Sempra
5.400%, 08/01/26	1,330,000	1,346,152
Southern California Edison
4.900%, 06/01/26	580,000	581,811
Southern Power
4.150%, 12/01/25	1,000,000	986,850
0.900%, 01/15/26	1,000,000	924,206

		15,297,043

Total Corporate Obligations

(Cost $168,495,299)		168,005,871

ASSET-BACKED SECURITIES — 24.1%

Automotive — 15.4%
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (A)	$234,431	$234,489
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/26	1,027,628	1,011,616
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/26	764,935	750,874
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	1,000,000	1,011,680
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (A)	334,843	332,049
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	340,000	343,635

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	$785,000	$793,347
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	1,015,000	1,035,768
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	265,000	264,634
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/26	480,000	480,002
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/26	1,175,000	1,191,107
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	460,000	464,922
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/26	270,000	270,051
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/28	465,000	465,960
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	788,581
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/26	303,915	303,424
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	500,000	498,953
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	735,000	741,917
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	145,712	136,457
Carvana Auto Receivables Trust, Ser 2022-P3, Cl A2
4.420%, 12/10/25	181,214	180,846
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/26 (A)	256,328	256,885
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/27 (A)	826,739	829,381
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	894,708	897,349

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	$1,055,000	$1,070,180
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	500,000	502,061
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (A)	108,671	108,355
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	548,653	542,491
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	639,938	642,791
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29	209,381	207,588
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	503,284	504,336
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	1,980,000	1,986,582
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30	2,730,000	2,790,471
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	358,387
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/26	565,000	565,544
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/25	328,424	328,617
Flagship Credit Auto Trust, Ser 2022-3, Cl A2
4.060%, 10/15/25 (A)	72,958	72,900
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/27 (A)	552,170	551,497
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	599,000	597,933
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	761,000	764,914
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/26	1,495,000	1,490,289

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	$730,000	$732,247
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/26 (A)	292,930	292,411
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/26 (A)	281,254	280,939
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	900,000	898,571
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	557,775	561,226
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	885,000	894,996
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/27	1,000,000	1,001,056
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/26	565,000	565,203
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A2A
5.100%, 05/18/26	521,233	520,216
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	475,000	472,140
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	1,850,000	1,875,409
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	2,575,000	2,498,945
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	1,250,000	1,253,500
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A3
3.350%, 06/16/25 (A)	1,094,753	1,088,146

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hyundai Auto Lease Securitization Trust, Ser 2023- A, Cl A3
5.050%, 01/15/26 (A)	$990,000	$987,589
Hyundai Auto Lease Securitization Trust, Ser 2023- A, Cl A4
4.940%, 11/16/26 (A)	900,000	897,719
Hyundai Auto Lease Securitization Trust, Ser 2023- B, Cl A4
5.170%, 04/15/27 (A)	875,000	875,441
Hyundai Auto Lease Securitization Trust, Ser 2023- C, Cl A3
5.800%, 12/15/26 (A)	1,405,000	1,425,094
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A2A
5.190%, 12/15/25	593,176	592,322
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	355,000	353,228
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,850,000	1,871,163
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/26 (A)	768,885	769,737
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/28 (A)	945,000	958,527
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	2,750,000	2,740,402
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/27	895,000	889,627
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	219,330	216,392
Porsche Financial Auto Securitization Trust, Ser 2023- 1A, Cl A2
5.420%, 12/22/26 (A)	596,086	595,870
Porsche Financial Auto Securitization Trust, Ser 2023- 2A, Cl A3
5.790%, 01/22/29 (A)	370,000	377,511
Santander Drive Auto Receivables Trust, Ser 2022- 2, Cl C
3.760%, 07/16/29	980,000	952,526

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A3
5.610%, 10/15/27	$375,000	$377,130
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	255,000	255,620
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26	880,000	883,245
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	1,070,000	1,082,600
SFS Auto Receivables Securitization Trust, Ser 2024- 1A, Cl A3
4.950%, 05/21/29 (A)	340,000	341,264
Tesla Auto Lease Trust, Ser 2021-B, Cl A3
0.600%, 09/22/25 (A)	1,034,276	1,024,581
Tesla Auto Lease Trust, Ser 2021-B, Cl D
1.320%, 09/22/25 (A)	1,000,000	974,441
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/25 (A)	945,473	947,637
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	2,385,000	2,406,140
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/25 (A)	650,000	652,548
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (A)	408,000	414,119
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (A)	1,070,000	1,073,166
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	310,000	313,518
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A3
2.930%, 09/15/26	917,253	901,069
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/26 (A)	555,000	554,408
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/26 (A)	218,662	218,637

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/25 (A)	$57,395	$57,374
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	1,000,000	1,012,519
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	1,025,000	994,854
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl A2
5.240%, 07/15/25 (A)	196,463	196,372
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (A)	565,329	564,910
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/27 (A)	395,000	396,397
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	1,550,000	1,554,687
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	1,255,000	1,269,826
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	214,400	212,416
World Omni Select Auto Trust, Ser 2020-A, Cl B
0.840%, 06/15/26	601,716	598,678
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	700,000	704,690

		73,789,862

Other Asset-Backed Securities — 8.7%
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/28 (A)	755,000	759,028
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	320,048	319,532
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	330,000	330,254

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	$190,000	$190,859
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.639%, TSFR3M + 1.060%, 04/20/31 (A)(B)	833,983	834,824
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
6.537%, TSFR3M + 1.222%, 04/23/31 (A)(B)	1,476,927	1,477,781
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	150,036	149,231
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	946,911	953,437
CIFC Funding, Ser 2017-5A, Cl A1
6.758%, TSFR3M + 1.180%, 11/16/30 (A)(B)	1,037,696	1,039,203
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/25	157,004	156,362
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	1,000,000	999,987
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/27 (A)	240,966	240,287
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/29 (A)	255,000	255,571
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	400,000	404,137
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29	590,000	600,731
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	1,300,000	1,307,094
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	475,000	484,646
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	473,146	471,905
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	685,000	681,765
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	1,500,000	1,504,800
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	265,000	265,014

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/26 (A)	$2,000,000	$1,990,689
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	114,493	112,903
Flatiron CLO 17, Ser 2021-1A, Cl AR
6.621%, TSFR3M + 1.242%,
05/15/30 (A)(B)	859,210	858,430
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
7.134%, TSFR3M + 1.862%, 11/05/29 (A)(B)	1,970,712	1,965,626
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (A)	500,000	423,708
Granite Park Equipment Leasing, Ser 2023-1A, Cl A2
6.510%, 05/20/30 (A)	1,495,000	1,508,298
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A2
4.920%, 05/15/25 (A)	355,507	354,293
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/26 (A)	615,000	614,785
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	585,000	586,661
HPEFS Equipment Trust, Ser 2023-2A, Cl A3
5.990%, 01/21/31 (A)	285,000	289,580
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	850,000	851,899
Kubota Credit Owner Trust, Ser 2023-1A, Cl A2
5.400%, 02/17/26 (A)	437,433	437,116
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/26 (A)	1,850,000	1,854,671
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	1,690,973	1,656,683
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/32 (A)	9,827	9,818
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/32 (A)	111,428	111,142
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	570,226

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	$1,090,000	$1,094,699
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	152,128	134,649
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
6.639%, TSFR3M + 1.060%, 01/20/31 (A)(B)	1,327,732	1,328,465
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
6.546%, TSFR3M + 0.970%, 04/15/31 (A)(B)	488,738	488,793
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,910,000	1,877,422
Prosper Marketplace Issuance Trust, Ser 2023-1A, Cl A
7.060%, 07/16/29 (A)	292,288	294,018
RR 24, Ser 2023-24A, Cl A1AR
7.077%, TSFR3M + 1.730%, 01/15/36 (A)(B)	1,295,000	1,300,179
SCF Equipment Leasing, Ser 2019-2A, Cl B
2.760%, 08/20/26 (A)	51,239	51,133
SCF Equipment Leasing, Ser 2022-2A, Cl A2
6.240%, 07/20/28 (A)	156,082	156,102
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/30 (A)	1,285,000	1,295,064
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/31	110,673	110,579
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	967,099	949,870
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	973,595	956,800
Symphony CLO XVII, Ser 2018-17A, Cl BR
6.776%, TSFR3M + 1.462%, 04/15/28 (A)(B)	565,911	565,739
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
6.591%, TSFR3M + 1.222%, 11/18/30 (A)(B)	543,507	543,811
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/28	1,575,000	1,571,581
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	628,983	633,549

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	$440,540	$412,462
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	253,246	237,123
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	886,122	681,125

		42,306,139

Total Asset-Backed Securities

(Cost $115,699,401)		116,096,001

U.S. TREASURY OBLIGATIONS — 22.6%

U.S. Treasury Notes
4.250%, 10/15/25	$7,000,000	$6,990,703
4.250%, 01/31/26	327,000	327,140
4.000%, 12/15/25	5,000,000	4,975,586
4.000%, 02/15/26	19,800,000	19,717,242
3.000%, 10/31/25	2,450,000	2,396,215
2.875%, 06/15/25	28,000,000	27,412,656
2.625%, 03/31/25	2,590,000	2,532,838
2.500%, 05/31/24	535,000	530,152
1.875%, 06/30/26	33,900,000	32,206,324
1.875%, 07/31/26	3,150,000	2,986,102
0.250%, 06/30/25	9,150,000	8,628,879

Total U.S. Treasury Obligations

(Cost $110,152,318)		108,703,837

MORTGAGE-BACKED SECURITIES — 13.2%

Agency Mortgage-Backed Obligation — 7.4%
FHLMC
5.000%, 07/01/35	$108,602	$109,903
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	1,101,792	1,093,217
FHLMC, Ser 2016-4632, Cl MA
4.000%, 08/15/54	1,128,794	1,098,183
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	520,945	491,682
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	2,524,235	2,501,696
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	2,821,325	2,807,449
FNMA
5.000%, 03/01/34	85,137	86,032
3.500%, 11/01/34	1,027,923	1,008,242
3.000%, 02/01/35	1,574,862	1,518,039
3.000%, 03/01/33	826,594	794,676

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA, Ser 2009-62, Cl WA
5.583%, 08/25/39 (B)	$23,348	$23,426
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	1,524,870	1,483,183
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	2,454,136	2,328,721
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	1,039,452	1,005,653
FNMA, Ser 2015-78, Cl CE
2.500%, 11/25/45	1,213,433	1,127,202
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	484,359	456,731
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	1,223,038	1,157,516
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	1,391,938	1,315,746
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	531,234	505,442
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,553,083	1,516,157
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	2,411,030	2,414,342
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	18,402	17,967
GNMA, Ser 2016-131, Cl A
2.200%, 04/16/57	61,935	61,097
GNMA, Ser 2017-99, Cl WA
4.900%, 12/20/32 (B)	173,031	171,961
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	236,228	230,506
GNMA, Ser 2023-131, Cl BT
4.000%, 03/20/49	4,805,830	4,639,132
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	985,626	1,000,410
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	4,660,565	4,569,142

		35,533,453

Non-Agency Mortgage-Backed Obligation — 5.8%
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	455,000	459,004
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	336,526	328,159
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
6.323%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	485,850
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.823%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,462,500
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,084,655

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.990%, TSFR1M + 0.540%, 02/25/35 (B)	$6,715	$6,140
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	176,646	175,860
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/48	1,275,000	1,246,550
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl ASB
3.351%, 04/15/50	334,403	331,288
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	798,171	768,656
DBUBS Mortgage Trust, Ser 2017-BRBK, Cl E
3.648%, 10/10/34 (A)(B)	521,000	393,348
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.828%, TSFR1M + 1.494%, 07/15/38 (A)(B)	1,007,677	998,860
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.507%, 09/25/37 (B)	17,260,000	1,816,627
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	1,006,500
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	1,000,000	1,021,955
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSC
5.067%, 03/10/33 (A)(B)	400,000	351,701
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
4.939%, 08/25/34 (B)	15,443	14,453
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	939,739
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
5.593%, 08/25/34 (B)	12,400	12,336
Life Mortgage Trust, Ser 2021-BMR, Cl A
6.148%, TSFR1M + 0.814%, 03/15/38 (A)(B)	1,867,643	1,846,002
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.413%, 09/10/39 (A)(B)	214,000	188,062

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A 6.248%, TSFR1M + 0.915%,
04/15/38 (A)(B)	$3,900,777	$3,877,616
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl ASB
3.069%, 02/15/48	282,351	279,314
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(D)	805,538	810,963
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	2,000,000	1,770,000
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (A)	965,000	825,075
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29	2,050,000	2,049,900
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	84,537	70,315
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.753%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	436,500
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/44 (A)	716,875	706,024

		27,763,952

Total Mortgage-Backed Securities (Cost $62,927,943)		63,297,405

MUNICIPAL BONDS — 3.4%

California — 0.8%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,455,461
5.950%, 08/01/29	825,000	838,615
City of Union City California, RB
5.920%, 07/01/24	910,000	911,659
Mount Diablo Unified School District, Ser B-NE, GO
5.548%, 08/01/27	500,000	508,161

		3,713,896

District of Columbia — 0.1%
District of Columbia, RB
3.850%, 02/28/25	500,000	491,614

MUNICIPAL BONDS — continued

	Face Amount	Value
Florida — 0.4%
Florida Development Finance, RB
8.000%, 07/01/57 (A)(B)	$1,000,000	$1,038,753
7.500%, 07/01/57 (A)(B)	1,000,000	995,517

		2,034,270

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	907,822	875,612

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	244,415
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,230,851

		1,475,266

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Louisiana — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	909,441	889,567

Montana — 0.1%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	250,000	264,415

New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB
5.460%, 07/01/33 (A)(B)	850,000	850,000

New Jersey — 0.4%
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,006,641
4.927%, 03/01/26	1,000,000	1,000,945

		2,007,586

New York — 0.1%
New York State Energy Research & Development Authority, Ser A, RB
4.480%, 04/01/25	500,000	494,329

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	$600,000	$595,327

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser G, RB
2.370%, 11/01/27 (A)	1,000,000	913,595
2.165%, 11/01/26 (A)	500,000	463,793

		1,377,388

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	250,000	251,008

Virginia — 0.2%
Fairfax County Economic Development Authority, RB
5.589%, 10/01/24	1,000,000	1,004,101

Total Municipal Bonds (Cost $16,342,884)		16,324,391

SOVEREIGN DEBT — 1.3%

CANADA — 0.7%
CDP Financial MTN
1.000%, 05/26/26(A)	$1,000,000	$925,636
Hydro-Quebec
8.050%, 07/07/24	2,425,000	2,450,480

		3,376,116

FRANCE — 0.3%
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(A)	428,000	418,792
0.375%, 05/27/24(A)	1,000,000	983,938

		1,402,730

SOUTH KOREA — 0.1%
Korea Electric Power
4.875%, 01/31/27(A)	250,000	250,180

SOVEREIGN DEBT — continued

	Face Amount	Value
SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	$1,000,000	$1,022,995

Total Sovereign Debt (Cost $6,076,857)		6,052,021

BANK LOAN OBLIGATION — 0.5%

ECOLOGICAL SERVICES & EQUIPMENT — 0.5%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, TSFR1M +
2.500%, 05/21/29(B)	$2,273,869	$2,268,185

Total Bank Loan Obligation (Cost $2,268,820)		2,268,185

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%

Export-Import Bank of the United States
2.628%, 11/12/26	$1,620,638	$1,573,374
Export-Import Bank of the United States
1.900%, 07/12/24	219,074	216,695
United States International Development Finance
1.790%, 10/15/29	355,378	331,679

Total U.S. Government Agency Obligations (Cost $2,205,041)		2,121,748

Total Investments in Securities— 100.5% (Cost $484,168,563)		$482,869,459

Percentages are based on Net Assets of $480,552,497.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

January 31, 2024 (Unaudited)

A list of the open futures contracts held by the Fund at January 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts U.S. 2-Year Treasury Note	328	Mar-2024	$66,825,468	$67,455,250	$629,782

Short Contracts U.S. 5-Year Treasury Note	(8)	Mar-2024	(848,544)	(867,125)	(18,581)

			$65,976,924	$66,588,125	$611,201

‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2024 was $160,436,790 and represented 33.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

ABS — Asset-Backed Security

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

IO — Interest Only — face amount represents notional amount

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 34.1%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 30.0%
FHLMC
7.000%, 11/01/32	$184,623	$192,039
7.000%, 10/01/32	5,503	5,712
7.000%, 09/01/32	10,449	10,786
7.000%, 07/01/32	2,475	2,565
7.000%, 06/01/32	40,749	42,502
6.500%, 01/01/38	724	753
6.500%, 11/01/37	1,150	1,171
6.500%, 09/01/37	14,233	14,398
6.500%, 08/01/37	2,034	2,121
6.500%, 12/01/32	62,674	65,126
6.500%, 12/01/31	1,684	1,738
6.428%, RFUCCT1Y + 1.625%, 12/01/45 (A)	102,881	105,424
6.285%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,775	1,770
6.000%, 05/01/39	34,105	35,537
6.000%, 04/01/39	15,077	15,618
6.000%, 02/01/39	13,134	13,682
6.000%, 09/01/38	8,159	8,503
6.000%, 06/01/38	3,041	3,038
6.000%, 11/01/36	22,878	23,683
6.000%, 12/01/33	8,996	9,337
5.939%, RFUCCT1Y + 1.633%, 05/01/46 (A)	18,525	18,764
5.921%, RFUCCT1Y + 1.630%, 01/01/45 (A)	113,558	114,217
5.902%, RFUCCT1Y + 1.630%, 02/01/45 (A)	127,891	130,257
5.880%, RFUCCT1Y + 1.630%, 12/01/44 (A)	31,344	31,734
5.880%, RFUCCT1Y + 1.630%, 07/01/44 (A)	16,985	17,038
5.878%, RFUCCT1Y + 1.613%, 01/01/44 (A)	24,330	24,636
5.713%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,608	2,667
5.658%, RFUCCT1Y + 1.609%, 10/01/44 (A)	43,617	44,387
5.559%, RFUCCT1Y + 1.630%, 02/01/45 (A)	13,392	13,636
5.547%, RFUCCT1Y + 1.814%, 10/01/41 (A)	7,117	7,259
5.543%, RFUCCT1Y + 1.979%, 04/01/40 (A)	4,079	4,072
5.533%, RFUCCT1Y + 1.877%, 01/01/42 (A)	30,869	31,654
5.500%, 10/01/53	935,142	937,728
5.500%, 06/01/53	1,243,803	1,247,243
5.500%, 06/01/37	497	494
5.500%, 01/01/35	69,323	71,396

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
5.449%, RFUCCT1Y + 1.607%, 11/01/44 (A)	$292,659	$297,624
5.144%, RFUCCT1Y + 1.614%, 11/01/44 (A)	29,487	29,969
5.049%, RFUCCT1Y + 1.772%, 11/01/39 (A)	79,294	81,427
5.005%, RFUCCT1Y + 1.630%, 05/01/44 (A)	2,636	2,604
5.000%, 12/01/52	2,282,160	2,255,422
5.000%, 09/01/52	1,919,173	1,896,700
5.000%, 04/01/34	4,906	4,957
4.940%, RFUCCT1Y + 1.630%, 01/01/45 (A)	19,479	19,807
4.852%, RFUCCT1Y + 1.655%, 08/01/44 (A)	209,120	212,424
4.823%, RFUCCT1Y + 1.650%, 04/01/43 (A)	33,917	33,690
4.537%, RFUCCT1Y + 1.697%, 04/01/38 (A)	83,689	85,650
4.500%, 06/01/53	3,862,224	3,733,829
4.500%, 10/01/52	4,643,854	4,490,521
4.500%, 09/01/52	6,636,310	6,417,188
4.500%, 09/01/48	647,737	637,894
4.500%, 03/01/47	444,864	440,668
4.500%, 03/01/46	82,830	82,135
4.500%, 11/01/45	162,112	160,784
4.500%, 02/01/45	542,155	532,752
4.500%, 10/01/44	23,823	23,578
4.500%, 08/01/44	422,704	419,158
4.500%, 07/01/44	135,982	134,841
4.500%, 03/01/44	10,229	10,143
4.500%, 01/01/44	90,214	89,457
4.500%, 12/01/43	79,856	79,029
4.500%, 11/01/43	9,740	9,706
4.500%, 05/01/42	38,575	37,442
4.500%, 09/01/41	126,221	125,786
4.500%, 07/01/41	18,489	18,425
4.500%, 05/01/41	39,952	39,814
4.500%, 04/01/40	52,572	52,391
4.500%, 12/01/33	16,594	16,535
4.500%, 06/01/31	16,079	16,004
4.500%, 06/01/26	906	901
4.500%, 02/01/26	3,184	3,175
4.224%, RFUCCT1Y + 1.724%, 04/01/36 (A)	5,339	5,327
4.213%, SOFR30A + 2.281%, 09/01/52 (A)	924,053	899,849
4.000%, 08/01/52	1,303,243	1,233,883
4.000%, 01/01/52	1,171,297	1,102,987
4.000%, 05/01/46	690,030	664,905
4.000%, 07/01/34	56,709	55,555
4.000%, 10/01/31	34,318	33,640
3.500%, 07/01/52	9,198,517	8,417,615
3.500%, 06/01/52	5,815,523	5,302,230

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.500%, 05/01/52	$10,987,997	$10,024,108
3.500%, 04/01/52	14,671,930	13,396,634
3.500%, 02/01/52	531,747	485,245
3.500%, 01/01/52	3,081,871	2,825,756
3.500%, 04/01/37	377,418	360,000
3.173%, RFUCCT1Y + 1.630%, 02/01/45 (A)	146,046	144,975
3.000%, 06/01/52	1,702,172	1,490,745
3.000%, 03/01/52	1,375,683	1,222,381
3.000%, 11/01/50	1,735,635	1,528,470
3.000%, 02/01/50	3,299,011	2,923,533
2.500%, 09/01/52	7,924,247	6,669,850
2.500%, 05/01/52	2,684,125	2,286,448
2.500%, 02/01/51	2,336,930	1,996,909
2.500%, 11/01/50	3,708,607	3,164,244
2.500%, 10/01/50	2,948,586	2,525,638
2.500%, 07/01/50	4,892,890	4,170,626
2.500%, 01/01/36	1,035,425	960,967
2.000%, 06/01/52	1,793,778	1,446,985
2.000%, 04/01/52	1,797,567	1,448,842
2.000%, 03/01/52	3,033,838	2,475,984
2.000%, 01/01/52	1,434,099	1,173,420
2.000%, 12/01/50	3,630,244	2,978,504
2.000%, 11/01/50	1,337,297	1,101,588
2.000%, 09/01/50	1,213,551	993,219
2.000%, 07/01/50	5,493,257	4,517,592
2.000%, 02/01/42	1,715,519	1,458,976
FHLMC Multifamily ML Certificates, Ser ML13, Cl ACA 2.875%, 07/25/36	2,428,164	2,162,705
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A 4.013%, 04/15/37	1,230,000	1,149,502
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A 4.623%, 07/25/32 (A)	18,916	18,387
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A 4.425%, 07/25/33 (A)	174,913	166,514
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A 6.500%, 09/25/43 (A)	109,525	110,782
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A 7.500%, 08/25/42 (A)	44,308	44,286
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A 7.000%, 02/25/43	329,728	349,635

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2 7.000%, 07/25/43	$19,709	$20,767
FHLMC, Ser 1998-2084, Cl ZC 6.500%, 08/15/28	30,862	31,191
FHLMC, Ser 2001-2295, Cl BD 6.000%, 03/15/31	9,179	9,390
FHLMC, Ser 2003-2676, Cl PZ 5.500%, 09/15/33	36,406	36,482
FHLMC, Ser 2005-2944, Cl OH 5.500%, 03/15/35	139,358	143,183
FHLMC, Ser 2005-2957, Cl VZ 5.000%, 02/15/35	38,267	38,374
FHLMC, Ser 2006-3143, Cl BC 5.500%, 02/15/36	110,242	111,616
FHLMC, Ser 2006-3185, Cl GT 6.000%, 07/15/26	23,008	23,015
FHLMC, Ser 2007-3330, Cl GZ 5.500%, 06/15/37	2,518	2,483
FHLMC, Ser 2013-299, Cl F1 5.961%, SOFR30A + 0.614%, 01/15/43 (A)	146,910	143,475
FHLMC, Ser 2013-4283, Cl EW 4.500%, 12/15/43 (A)	107,683	106,345
FHLMC, Ser 2014-4319, Cl MA 4.500%, 03/15/44 (A)	197,089	194,326
FHLMC, Ser 2015-4440, Cl ZD 2.500%, 02/15/45	3,582,584	3,135,241
FHLMC, Ser 2021-5092, Cl BC 2.500%, 06/25/36	321,975	313,902
FHLMC, Ser 2021-5133, Cl BD 3.000%, 07/25/41	2,497,390	2,269,619
FNMA
7.000%, 12/01/37	264	278
7.000%, 08/01/32	110,706	114,136
7.000%, 11/01/29	37,137	38,287
6.500%, 01/01/49	5,240	5,499
6.500%, 10/01/39	35,436	37,238
6.500%, 08/01/39	14,844	15,430
6.500%, 10/01/38	12,321	12,901
6.500%, 03/01/38	5,238	5,429
6.500%, 02/01/38	3,502	3,647
6.500%, 12/01/37	13,491	14,037
6.500%, 11/01/37	794	836
6.500%, 03/01/35	154,307	159,364
6.500%, 05/01/33	2,129	2,184
6.500%, 12/01/32	7,772	8,074
6.500%, 08/01/32	18,978	19,556
6.143%, H15T1Y + 2.143%, 08/01/34 (A)	307	307
6.078%, H15T1Y + 1.999%, 09/01/34 (A)	823	841

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.036%, RFUCCT1Y + 1.786%, 12/01/39 (A)	$9,908	$9,919
6.000%, 07/01/39	56,130	58,399
6.000%, 05/01/38	28,959	30,133
6.000%, 08/01/37	75,649	78,337
6.000%, 07/01/37	19,118	19,892
6.000%, 03/01/37	9,627	10,016
6.000%, 09/01/36	55,791	57,495
6.000%, 03/01/36	7,030	7,240
6.000%, 11/01/35	10,204	10,582
6.000%, 07/01/35	4,435	4,603
6.000%, 04/01/35	44,462	46,230
6.000%, 04/01/34	10,445	10,837
6.000%, 03/01/34	154,081	159,484
6.000%, 12/01/33	2,820	2,917
6.000%, 11/01/33	3,007	3,118
6.000%, 12/01/32	3,586	3,703
5.975%, H15T1Y + 2.298%, 08/01/34 (A)	9,192	9,194
5.908%, RFUCCT1Y + 1.683%, 11/01/36 (A)	5,566	5,525
5.850%, RFUCCT1Y + 1.600%, 12/01/44 (A)	26,022	26,501
5.845%, RFUCCT1Y + 1.685%, 06/01/42 (A)	10,573	10,466
5.840%, RFUCCT1Y + 1.590%, 12/01/44 (A)	110,090	111,971
5.830%, RFUCCT1Y + 1.580%, 09/01/44 (A)	1,699	1,732
5.827%, RFUCCT1Y + 1.577%, 10/01/44 (A)	146,893	149,298
5.826%, RFUCCT1Y + 1.815%, 07/01/41 (A)	47,596	49,172
5.814%, RFUCCT1Y + 1.564%, 01/01/44 (A)	53,384	53,384
5.729%, RFUCCT1Y + 1.577%, 08/01/43 (A)	2,989	2,976
5.585%, RFUCCT1Y + 1.551%, 02/01/44 (A)	10,102	10,282
5.566%, RFUCCT1Y + 1.590%, 07/01/44 (A)	106,051	108,374
5.528%, RFUCCT1Y + 1.470%, 06/01/35 (A)	2,654	2,690
5.500%, 02/01/38	2,439	2,440
5.500%, 04/01/37	102,749	105,668
5.500%, 09/01/36	8,724	8,972
5.500%, 10/01/35	43,963	44,999
5.500%, 04/01/35	137,028	140,918
5.500%, 11/01/33	5,355	5,508
5.500%, 06/01/33	29,766	30,611
5.500%, 11/01/29	4,564	4,646
5.500%, 01/01/25	17	17
5.500%, 05/01/24	2	2
5.500%, 03/01/24	0	—

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
5.274%, RFUCCT1Y + 1.790%, 06/01/38 (A)	$4,156	$4,279
5.211%, RFUCCT1Y + 1.562%, 06/01/44 (A)	44,915	45,834
5.163%, RFUCCT1Y + 1.698%, 04/01/44 (A)	70,596	71,961
5.000%, 11/01/52	21,912,970	21,636,164
5.000%, 06/01/52	1,455,948	1,437,886
5.000%, 03/01/49	173,796	173,656
5.000%, 12/01/48	151,872	152,733
5.000%, 08/01/40	12,530	12,643
5.000%, 09/01/39	39,211	39,561
5.000%, 09/01/25	24	24
5.000%, 04/01/25	1	1
4.901%, RFUCCT1Y + 1.460%, 05/01/35 (A)	18,187	18,563
4.894%, RFUCCT1Y + 1.568%, 05/01/45 (A)	211,480	214,158
4.886%, RFUCCT1Y + 1.556%, 01/01/45 (A)	24,295	24,742
4.773%, RFUCCT1Y + 1.580%, 04/01/44 (A)	110,997	113,084
4.761%, RFUCCT1Y + 1.565%, 05/01/44 (A)	61,210	62,310
4.500%, 09/01/52	9,460,844	9,148,460
4.500%, 03/01/52	339,240	335,491
4.500%, 06/01/48	271,418	266,907
4.500%, 07/01/47	87,189	86,764
4.500%, 02/01/46	569,064	565,889
4.500%, 09/01/45	45,999	45,547
4.500%, 02/01/45	199,348	197,392
4.500%, 10/01/44	24,030	23,794
4.500%, 09/01/43	7,276	7,205
4.500%, 01/01/43	491,684	484,651
4.500%, 07/01/42	178,760	177,890
4.500%, 01/01/42	55,868	55,596
4.500%, 12/01/41	26,393	26,265
4.500%, 11/01/41	24,639	24,519
4.500%, 09/01/41	12,907	12,717
4.500%, 08/01/41	12,307	12,247
4.500%, 05/01/41	932,531	926,234
4.500%, 06/01/36	21,186	21,005
4.500%, 09/01/31	36,257	36,017
4.500%, 06/01/31	10,787	10,720
4.500%, 01/01/31	95,626	94,869
4.500%, 08/01/26	33,089	32,914
4.500%, 10/01/24	4,658	4,632
4.473%, RFUCCT1Y + 1.653%, 05/01/46 (A)	27,895	27,958
4.108%, RFUCCT1Y + 1.580%, 11/01/44 (A)	15,512	15,762
4.050%, RFUCCT1Y + 1.550%, 02/01/44 (A)	645	645
4.000%, 01/01/57	5,930,620	5,592,472

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.000%, 10/01/52	$2,544,054	$2,404,998
4.000%, 08/01/52	1,393,285	1,311,771
4.000%, 07/01/52	1,755,895	1,652,890
4.000%, 06/01/52	37,383,203	35,200,097
4.000%, 04/01/52	1,553,555	1,475,860
4.000%, 10/01/51	1,578,735	1,490,089
4.000%, 04/01/48	1,504,416	1,445,808
4.000%, 03/01/46	3,470,377	3,340,680
4.000%, 01/01/37	308,704	301,070
4.000%, 11/01/35	60,590	59,147
4.000%, 01/01/35	977,650	954,805
4.000%, 10/01/34	502,487	492,837
4.000%, 06/01/34	575,079	562,442
4.000%, 03/01/34	224,139	219,273
4.000%, 11/01/33	354,306	346,652
4.000%, 10/01/33	44,695	43,754
4.000%, 10/01/32	45,347	44,472
4.000%, 09/01/31	127,165	124,521
4.000%, 12/01/30	188,733	185,067
4.000%, 11/01/30	136,659	134,004
3.961%, RFUCCT1Y + 1.583%, 02/01/44 (A)	14,186	14,461
3.698%, RFUCCT1Y + 1.620%, 11/01/48 (A)	247,032	241,434
3.685%, SOFR30A + 2.238%, 10/01/52 (A)	3,362,352	3,207,784
3.500%, 02/01/53	1,482,225	1,349,027
3.500%, 08/01/52	4,967,406	4,521,854
3.500%, 06/01/52	979,970	895,907
3.500%, 05/01/52	4,215,363	3,843,737
3.500%, 04/01/52	7,145,125	6,560,627
3.500%, 03/01/52	1,896,157	1,735,156
3.500%, 01/01/52	2,125,555	1,941,282
3.500%, 11/01/51	1,274,627	1,165,769
3.500%, 04/01/37	330,616	315,137
3.500%, 02/01/31	439,393	428,551
3.500%, 12/01/29	161,935	158,021
3.075%, RFUCCT1Y + 1.603%, 10/01/48 (A)	121,481	118,860
3.006%, RFUCCT1Y + 1.610%, 10/01/47 (A)	117,092	116,477
3.000%, 05/01/52	942,572	834,414
3.000%, 04/01/52	3,249,684	2,879,612
3.000%, 03/01/52	1,590,509	1,404,784
3.000%, 11/01/51	2,150,022	1,899,821
3.000%, 10/01/51	2,798,369	2,452,318
3.000%, 08/01/50	1,780,037	1,606,635
3.000%, 07/01/50	1,063,695	939,380
3.000%, 04/01/50	1,643,661	1,456,891
2.932%, RFUCCT1Y + 1.580%, 09/01/47 (A)	162,692	165,374
2.500%, 04/01/52	1,658,731	1,404,047
2.500%, 03/01/52	1,713,342	1,459,155
2.500%, 02/01/52	5,952,517	5,056,691

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.500%, 01/01/52	$4,382,242	$3,694,566
2.500%, 12/01/51	3,921,588	3,333,323
2.500%, 10/01/51	1,714,638	1,442,635
2.500%, 08/01/51	5,234,150	4,445,857
2.500%, 07/01/51	2,761,465	2,332,647
2.500%, 02/01/51	7,437,423	6,332,739
2.500%, 01/01/51	1,258,230	1,073,632
2.500%, 11/01/50	5,763,418	4,927,501
2.500%, 10/01/50	7,865,892	6,719,412
2.500%, 07/01/50	9,396,778	7,982,593
2.500%, 03/01/43	1,748,209	1,538,205
2.500%, 06/01/42	2,998,483	2,655,299
2.500%, 10/01/41	1,337,782	1,182,105
2.500%, 05/01/41	894,053	778,321
2.500%, 07/01/36	1,062,547	980,242
2.500%, 03/01/35	1,480,174	1,376,101
2.000%, 11/01/51	6,728,728	5,449,482
2.000%, 10/01/51	3,318,710	2,724,020
2.000%, 09/01/51	1,597,320	1,308,678
2.000%, 08/01/51	1,795,020	1,453,727
2.000%, 02/01/51	1,198,485	984,588
2.000%, 01/01/51	3,120,261	2,564,197
2.000%, 12/01/50	505,274	415,245
2.000%, 10/01/50	1,755,105	1,429,563
2.000%, 08/01/50	727,214	597,438
2.000%, 09/01/36	1,341,247	1,215,037
2.000%, 01/01/36	1,257,494	1,136,959
1.500%, 10/01/50	1,809,729	1,392,378
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1 7.500%, 11/25/40	13,876	13,687
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1 7.500%, 10/25/40	118,638	119,297
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1 7.000%, 12/25/41	75,892	77,201
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1 6.500%, 08/25/41	2,745	2,771
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1 7.500%, 11/25/40	7,276	7,316
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1 7.500%, 07/25/41	34,059	34,697
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1 7.500%, 02/25/41	1,529	1,610
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1 7.500%, 07/25/41	4,333	4,318

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2 6.500%, 01/25/44	$1,155	$1,181
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A 7.000%, 09/25/41 (A)	63,291	61,719
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A 7.500%, 06/25/42 (A)	5,322	5,231
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1 7.000%, 06/25/42 (A)	5,322	5,192
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A 4.933%, 10/25/42 (A)	57,391	58,147
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 4A 5.535%, 10/25/42 (A)	22,161	22,545
FNMA Trust 2003-W2, Ser 2003- W2, Cl 1A3 7.500%, 07/25/42	6,756	6,811
FNMA Trust 2004-W2, Ser 2004- W2, Cl 2A2 7.000%, 02/25/44	11,929	12,360
FNMA Trust 2004-W2, Ser 2004- W2, Cl 5A 7.500%, 03/25/44	4,621	4,798
FNMA, Ser 2001-2, Cl ZK 6.500%, 02/25/31	27,635	28,267
FNMA, Ser 2001-79, Cl BA 7.000%, 03/25/45	10,097	10,290
FNMA, Ser 2002-33, Cl A1 7.000%, 06/25/32	59,383	60,572
FNMA, Ser 2007-104, Cl ZE 6.000%, 08/25/37	14,968	15,206
FNMA, Ser 2007-21, Cl MT 5.750%, 03/25/37	4,559	4,592
FNMA, Ser 2009-11, Cl MP 7.000%, 03/25/49	4,758	5,074
FNMA, Ser 2010-136, Cl BA 3.500%, 12/25/30	158,525	154,044
FNMA, Ser 2010-49, Cl ZJ 4.500%, 05/25/40	43,586	42,926
FNMA, Ser 2013-128, Cl CF 6.059%, SOFR30A + 0.714%, 12/25/43 (A)	240,395	235,801
FNMA, Ser 2014-1, Cl KF 6.059%, SOFR30A + 0.714%, 02/25/44 (A)	345,929	339,009
FNMA, Ser 2014-54, Cl CP 3.500%, 09/25/44	2,570,546	2,338,066
FNMA, Ser 2020-45, Cl HD 3.500%, 07/25/40	1,762,369	1,645,438

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA, Ser M1G, Cl A2 1.469%, 11/25/30 (A)	$3,100,000	$2,561,367
FNMA, Ser M3G, Cl A2 1.245%, 01/25/31 (A)	2,000,000	1,626,912
Freddie Mac Multifamily ML Certificates 1.219%, 07/25/41 (A)(B)	9,961,180	971,500
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C 3.854%, 10/25/49 (A)(B)	2,788,000	2,609,635
FREMF 2018-K081 Mortgage Trust, Ser K81, Cl C 4.315%, 09/25/51 (A)(B)	2,500,000	2,355,581
FREMF 2018-K74 Mortgage Trust, Ser K74, Cl C 4.231%, 02/25/51 (A)(B)	2,025,000	1,911,556
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C 4.421%, 11/25/51 (A)(B)	2,890,000	2,733,129
FREMF 2018-K86 Mortgage Trust, Ser K86, Cl C 4.438%, 11/25/51 (A)(B)	3,562,000	3,362,463
FREMF 2019-K96 Mortgage Trust, Ser K96, Cl C 3.942%, 08/25/56 (A)(B)	1,910,000	1,747,517
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C 3.417%, 01/25/53 (A)(B)	640,000	598,369
FREMF K-100 Mortgage Trust, Ser K100, Cl C 3.615%, 11/25/52 (A)(B)	130,000	116,647
GNMA
7.000%, 12/15/29	630	655
6.500%, 05/15/29	1,054	1,091
5.500%, 10/20/53	10,510,918	10,578,831
5.500%, 09/20/53	10,114,541	10,179,893
5.500%, 06/20/53	6,774,213	6,818,300
5.500%, 05/20/53	17,422,189	17,534,756
5.500%, 04/20/53	15,699,772	15,801,210
5.500%, 02/20/53	9,537,679	9,607,309
5.000%, 06/20/53	7,348,017	7,297,190
5.000%, 03/20/53	11,102,176	11,035,372
5.000%, 02/20/53	11,505,985	11,438,231
4.500%, 09/20/52	2,521,706	2,455,921
4.500%, 08/20/52	6,215,899	6,063,262
4.000%, 08/20/52	10,290,228	9,780,956
4.000%, 04/20/52	111,583	105,968
4.000%, 03/20/52	117,434	111,525
4.000%, 02/20/52	1,617,914	1,538,509
4.000%, 01/20/52	1,264,701	1,204,195
4.000%, 12/20/48	1,316,700	1,255,801
3.500%, 08/20/52	13,963,278	12,901,389
3.500%, 07/20/52	1,855,773	1,715,655
3.500%, 04/20/52	3,756,020	3,472,429

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.500%, 03/20/52	$1,975,484	$1,821,701
3.500%, 02/20/52	1,441,887	1,329,646
3.500%, 01/20/52	1,539,835	1,419,970
3.500%, 06/20/51	1,505,027	1,395,518
3.500%, 01/20/50	1,059,831	985,932
3.500%, 10/20/49	2,862,256	2,627,660
3.000%, 06/20/52	8,935,970	8,011,516
3.000%, 05/20/52	8,820,901	7,908,349
3.000%, 03/20/52	2,100,898	1,876,212
3.000%, 10/20/51	1,867,139	1,669,517
3.000%, 07/20/51	2,596,196	2,321,824
3.000%, 05/20/51	1,188,134	1,064,407
2.500%, 03/20/53	2,001,375	1,731,679
2.500%, 07/20/52	1,503,929	1,303,116
2.500%, 04/20/52	8,720,746	7,556,754
2.500%, 03/20/52	3,187,223	2,744,188
2.500%, 08/20/51	1,569,934	1,357,427
2.500%, 05/20/51	813,382	703,919
2.500%, 03/20/51	1,905,788	1,650,008
2.500%, 12/20/50	1,584,777	1,322,773
2.000%, 10/20/51	1,739,873	1,449,478
2.000%, 01/20/51	1,154,447	962,456
2.000%, 12/20/50	1,546,691	1,271,590
2.000%, 11/20/50	7,864,678	6,553,949
GNMA, Ser 2012-98, Cl BM
4.903%, 08/20/42 (A)	190,321	185,559
GNMA, Ser 2017-H17, Cl FQ
6.366%, TSFR12M + 0.985%, 09/20/67 (A)	1,286,092	1,281,138
GNMA, Ser 2017-H22, Cl FH
6.369%, TSFR12M + 0.935%, 11/20/67 (A)	853,420	851,130
GNMA, Ser 2017-H24, Cl FQ
6.309%, TSFR12M + 0.915%, 11/20/67 (A)	929,039	930,980
GNMA, Ser 2018-H04, Cl FK
5.366%, TSFR12M + 0.755%, 03/20/68 (A)	819,748	799,931
GNMA, Ser 2018-H05, Cl CF
5.386%, TSFR12M + 0.775%, 03/20/68 (A)	953,253	929,799
GNMA, Ser 2018-H05, Cl FE
5.396%, TSFR12M + 0.785%, 02/20/68 (A)	348,141	343,675
GNMA, Ser 2019-H09, Cl FG
5.655%, TSFR12M + 1.065%, 05/20/69 (A)	356,577	351,449
GNMA, Ser 2019-H16, Cl CF
6.160%, TSFR1M + 0.814%, 10/20/69 (A)	300,879	299,355
GNMA, Ser 2020-H01, Cl FV
6.110%, TSFR1M + 0.764%, 01/20/70 (A)	3,501,027	3,427,402

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2020-H02, Cl FB
6.060%, TSFR1M + 0.714%, 01/20/70 (A)	$466,523	$462,183
GNMA, Ser 2022-H04, Cl FG
5.895%, SOFR30A + 0.550%, 02/20/67 (A)	1,898,158	1,886,153
GNMA, Ser 2022-H08, Cl FE
6.088%, SOFR30A + 0.750%, 03/20/72 (A)	1,920,189	1,871,405
GNMA, Ser 2022-H09, Cl FA
6.015%, SOFR30A + 0.670%, 04/20/72 (A)	1,987,016	1,927,268
GNMA, Ser 2022-H11, Cl EF
6.315%, SOFR30A + 0.970%, 05/20/72 (A)	2,481,765	2,488,703
GNMA, Ser 2023-H04, Cl FC
6.195%, SOFR30A + 0.850%, 01/20/73 (A)	1,968,473	1,926,357
GNMA, Ser 2023-H13, Cl FJ
6.765%, SOFR30A + 1.420%, 02/20/73 (A)	1,255,115	1,233,318
Vendee Mortgage Trust
1995-1, Ser 1995-1, Cl 2 7.793%, 02/15/25	353	352
Vendee Mortgage Trust
1995-2, Ser 1995-2C, Cl 3A 8.793%, 06/15/25	750	763
Vendee Mortgage Trust
1998-2, Ser 1998-2, Cl 2A 8.685%, 08/15/27 (A)	105	106

		592,370,259

Non-Agency Mortgage-Backed Obligation — 4.1%
BANK 2023-BNK45, Ser BNK45, Cl C
6.488%, 02/15/56 (A)	550,000	527,763
Barclays Commercial Mortgage Trust 2019-C4, Ser C4, Cl C
3.469%, 08/15/52	1,300,000	917,593
BBCMS Mortgage Trust 2023- C19, Ser C19, Cl C
6.598%, 04/15/56 (A)	730,000	691,277
BBCMS Mortgage Trust 2023- C22, Ser C22, Cl C
7.364%, 11/15/56 (A)	850,000	881,862
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	742,106
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl D
2.500%, 05/15/55 (B)	4,000,000	2,123,103
BMO 2023-C4 Mortgage Trust, Ser C4, Cl
C 6.059%, 02/15/56 (A)	960,000	929,615

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BMO 2023-C5 Mortgage Trust, Ser C5, Cl C
6.848%, 06/15/56 (A)	$730,000	$737,574
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.823%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,462,500
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	1,989,898
Century Plaza Towers 2019-CPT, Ser CPT, Cl C
3.097%, 11/13/39 (A)(B)	500,000	386,615
Century Plaza Towers 2019-CPT, Ser CPT, Cl E
3.097%, 11/13/39 (A)(B)	2,500,000	1,535,128
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	733,000	600,714
Citigroup Commercial Mortgage Trust 2022-GC48, Ser GC48, Cl C
5.037%, 05/15/54 (A)	1,500,000	1,266,543
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,243,967
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,351,407
CSAIL 2019-C16 Commercial Mortgage Trust, Ser C16, Cl C
4.237%, 06/15/52 (A)	2,265,000	1,938,687
CSMC 2014-USA OA, Ser USA, Cl C
4.336%, 09/15/37 (B)	3,550,000	2,645,243
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	710,588
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37	565,000	511,424
FASST 2021-JR1 A2
2.000%, 04/25/51	2,552,915	2,419,383
FASST 21-S1-A2 07/25/2051, Ser 2021-S1, Cl A2
1.750%, 07/25/51 (B)	4,828,582	4,685,826
Finance of America Structured Securities Trust 2022-S4, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,965,430	2,768,263
Finance of America Structured Securities Trust, Ser 2021-S2, Cl A2
1.750%, 09/25/71 (C)	2,465,143	2,365,322

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	$1,000,000	$1,006,500
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,021,955
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D
2.700%, 11/10/50 (B)	2,570,000	1,953,692
Hudson Yards 2019-55HY Mortgage Trust, Ser 55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	880,990
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,644,543
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.271%, 10/15/48 (A)	5,170,000	4,905,233
JPMBB Commercial Mortgage Securities Trust 2015-C29, Ser C29, Cl C
4.326%, 05/15/48 (A)	5,750,000	5,402,919
Morgan Stanley Capital I Trust 2019-H7, Ser H7, Cl C
4.128%, 07/15/52	1,809,000	1,536,256
NW RE-REMIC TRUST 2021- FRR1, Ser FRR1, Cl AK88
2.792%, 12/18/51 (A)(B)	2,500,000	2,129,989
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	696,040
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	2,918,858
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	400,000	354,000
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (B)	1,000,000	855,000
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,161,976
Palisades Center Trust 2016- PLSD, Ser PLSD, Cl A
2.713%, 04/13/33 (B)	4,705,000	2,681,850
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,995,000	1,527,910
SFAVE Commercial Mortgage Securities Trust, Ser 2015- 5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,298,551

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Shops at Crystals Trust 2016- CSTL, Ser CSTL, Cl C
3.731%, 07/05/36 (A)(B)	$2,800,000	$2,488,335
SLG Office Trust 2021-OVA, Ser OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,024,051
SPGN Mortgage Trust,
Ser 2022-TFLM, Cl D
8.833%, TSFR1M + 3.500%, 02/15/39 (A)(B)	2,500,000	2,336,693
Vendee Mortgage Trust 2011-2, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,425,389	1,325,958
Verus Securitization Trust 2021- 2, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,126,070
Verus Securitization Trust 2021- 3, Ser 2021-3, Cl M1
2.397%, 06/25/66 (A)(B)	1,555,000	1,062,292
Verus Securitization Trust 2021- 4, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	908,546
Verus Securitization Trust 2021- R3, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,246,250
Wells Fargo Commercial Mortgage Trust 2018-C47, Ser C47, Cl C
5.084%, 09/15/61 (A)	1,440,000	1,321,853
Wells Fargo Commercial Mortgage Trust 2019-C50, Ser C50, Cl C
4.345%, 05/15/52	2,000,000	1,736,330
Wells Fargo Commercial Mortgage Trust 2019-C52, Ser C52, Cl C
3.561%, 08/15/52	1,100,000	904,063

		87,889,104

Total Mortgage-Backed Securities (Cost $716,915,368)		680,259,363

U.S. TREASURY OBLIGATIONS — 27.7%

U.S. Treasury Bonds
4.750%, 11/15/43	$12,948,000	$13,694,022
4.750%, 11/15/53	1,538,000	1,679,304
4.375%, 08/15/43	3,160,000	3,182,713
4.125%, 08/15/53	28,149,000	27,677,342
3.875%, 05/15/43	3,615,000	3,401,489
3.625%, 02/15/53	1,875,000	1,683,398
3.625%, 05/15/53	6,660,000	5,984,634
3.375%, 08/15/42	8,500,000	7,482,988

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
3.000%, 02/15/49	$615,000	$488,589
3.000%, 08/15/52	58,217,000	46,166,536
2.500%, 02/15/45	15,310,000	11,409,538
2.500%, 02/15/46	1,775,000	1,306,774
2.500%, 05/15/46	1,735,000	1,274,683
2.375%, 02/15/42	870,000	658,345
2.375%, 11/15/49	395,000	275,759
2.250%, 08/15/46	1,805,000	1,258,071
2.250%, 02/15/52	5,235,000	3,513,789
2.000%, 11/15/41	1,305,000	931,954
2.000%, 02/15/50	4,745,000	3,029,201
2.000%, 08/15/51	6,755,000	4,267,788
1.875%, 02/15/41	935,000	661,914
1.875%, 02/15/51	325,000	199,469
1.875%, 11/15/51	3,200,000	1,955,375
1.625%, 11/15/50	4,615,000	2,657,411
1.250%, 05/15/50	625,000	325,366
1.125%, 08/15/40	1,255,000	788,640
U.S. Treasury Inflation Indexed Bond
1.500%, 02/15/53	2,342,000	2,166,720
U.S. Treasury Notes
5.582%, USBMMY3M + 0.200%, 01/31/25(A)	120,610,000	120,643,265
5.474%, USBMMY3M + 0.169%, 04/30/25(A)	75,300,000	75,282,588
4.875%, 11/30/25	2,025,000	2,046,041
4.750%, 07/31/25	5,530,000	5,555,922
4.625%, 06/30/25	13,255,000	13,286,066
4.500%, 11/15/33	565,000	589,434
4.375%, 11/30/28	8,990,000	9,187,359
4.375%, 11/30/30	11,095,000	11,389,711
4.250%, 01/31/26	3,360,000	3,361,444
4.125%, 07/31/28	5,250,000	5,299,834
4.125%, 11/15/32	18,850,000	19,097,406
4.000%, 02/29/28	3,130,000	3,138,925
4.000%, 06/30/28	3,325,000	3,338,378
4.000%, 10/31/29	882,000	885,790
4.000%, 02/28/30	1,520,000	1,526,591
4.000%, 01/31/31	1,385,000	1,392,141
3.875%, 08/15/33	13,800,000	13,718,062
3.750%, 12/31/28	6,085,000	6,050,297
3.750%, 05/31/30	3,410,000	3,377,232
3.750%, 12/31/30	4,307,000	4,263,257
3.625%, 03/31/30	8,000,000	7,871,250
3.500%, 01/31/28	13,100,000	12,896,848
3.500%, 01/31/30	8,465,000	8,277,513
3.500%, 02/15/33	5,825,000	5,626,813
3.375%, 05/15/33	6,580,000	6,289,041
2.875%, 05/15/32	12,395,000	11,463,438
2.750%, 05/31/29	3,860,000	3,648,002
2.750%, 08/15/32	1,621,000	1,480,872
2.375%, 03/31/29	4,610,000	4,284,779

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
2.375%, 05/15/29	$918,000	$852,162
1.875%, 02/15/32	305,000	262,002
1.625%, 05/15/31	1,110,000	951,305
1.375%, 12/31/28	6,335,000	5,630,726
1.375%, 11/15/31	11,015,000	9,143,310
1.250%, 08/15/31	10,545,000	8,727,635
1.125%, 02/29/28	4,795,000	4,295,646
1.125%, 02/15/31	2,385,000	1,989,705
0.750%, 01/31/28	1,450,000	1,281,438
0.625%, 12/31/27	7,560,000	6,662,545

Total U.S. Treasury Obligations (Cost $570,866,269)		553,186,585

CORPORATE OBLIGATIONS — 26.6%

COMMUNICATION SERVICES — 3.0%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,068,011
AT&T
4.500%, 03/09/48	471,000	407,760
4.350%, 06/15/45	2,720,000	2,354,105
3.800%, 12/01/57	750,000	552,211
3.550%, 09/15/55	1,238,000	882,039
2.750%, 06/01/31	725,000	630,582
2.550%, 12/01/33	150,000	121,692
CCO Holdings
4.500%, 05/01/32	975,000	813,403
4.500%, 06/01/33(B)	975,000	799,691
4.250%, 01/15/34(B)	825,000	655,960
Charter Communications Operating
6.484%, 10/23/45	3,835,000	3,688,138
5.750%, 04/01/48	950,000	828,244
5.375%, 05/01/47	800,000	669,698
4.400%, 04/01/33	250,000	226,009
Comcast
4.650%, 02/15/33	1,500,000	1,495,606
Cox Communications
3.850%, 02/01/25(B)	800,000	787,751
3.500%, 08/15/27(B)	1,025,000	977,616
3.350%, 09/15/26(B)	575,000	551,372
1.800%, 10/01/30(B)	650,000	529,148
Meta Platforms
4.450%, 08/15/52	2,470,000	2,223,207
Prosus
4.987%, 01/19/52(B)	2,200,000	1,617,395
4.850%, 07/06/27(B)	500,000	482,169
4.193%, 01/19/32(B)	700,000	603,716
3.680%, 01/21/30(B)	1,400,000	1,219,437
3.061%, 07/13/31(B)	3,875,000	3,154,215

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Rogers Communications
3.800%, 03/15/32	$1,705,000	$1,550,849
Telecom Italia
5.303%, 05/30/24(B)	2,300,000	2,286,899
Telecom Italia Capital
7.721%, 06/04/38	1,345,000	1,388,151
7.200%, 07/18/36	175,000	175,705
Tencent Holdings MTN
3.975%, 04/11/29(B)	2,000,000	1,908,113
Time Warner Cable
6.750%, 06/15/39	800,000	794,691
T-Mobile USA
3.875%, 04/15/30	3,695,000	3,494,369
3.500%, 04/15/31	550,000	500,979
3.375%, 04/15/29	1,000,000	927,713
Verizon Communications
4.400%, 11/01/34	3,130,000	2,986,874
3.875%, 03/01/52	3,500,000	2,795,421
3.550%, 03/22/51	1,295,000	975,604
2.850%, 09/03/41	2,500,000	1,825,259
2.650%, 11/20/40	1,905,000	1,360,399
2.550%, 03/21/31	525,000	451,293
1.500%, 09/18/30	2,500,000	2,050,499
Vodafone Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/79(A)	1,550,000	1,601,790
Walt Disney
6.650%, 11/15/37	555,000	646,715
Warnermedia Holdings
5.050%, 03/15/42	610,000	540,709
3.755%, 03/15/27	675,000	648,429

		57,249,636

CONSUMER DISCRETIONARY — 1.1%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	2,438,000	1,781,177
Ford Motor
6.100%, 08/19/32	1,000,000	1,000,008
3.250%, 02/12/32	2,500,000	2,062,578
Ford Motor Credit
7.350%, 11/04/27	525,000	552,237
6.800%, 05/12/28	1,125,000	1,168,998
5.125%, 06/16/25	350,000	346,957
4.542%, 08/01/26	425,000	413,008
4.389%, 01/08/26	650,000	633,466
4.134%, 08/04/25	400,000	390,746
4.063%, 11/01/24	2,000,000	1,974,038
3.375%, 11/13/25	450,000	431,881
General Motors
5.400%, 10/15/29	1,350,000	1,370,183

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Genuine Parts
2.750%, 02/01/32	$760,000	$638,049
Massachusetts Institute of Technology
3.959%, 07/01/38	3,181,000	2,949,215
Nordstrom
6.950%, 03/15/28	865,000	875,812
Starbucks
4.450%, 08/15/49	2,500,000	2,214,256
Whirlpool
2.400%, 05/15/31	2,500,000	2,085,043
YMCA of Greater New York
3.160%, 08/01/31	615,000	503,474
ZF North America Capital
7.125%, 04/14/30(B)	320,000	337,593

		21,728,719

CONSUMER STAPLES — 0.6%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	1,510,000	1,587,130
Coca-Cola
1.450%, 06/01/27	25,000	22,856
Mather Foundation
2.675%, 10/01/31	2,500,000	2,093,341
PepsiCo
3.900%, 07/18/32	3,000,000	2,879,887
2.875%, 10/15/49	3,340,000	2,378,746
RELX Capital
3.000%, 05/22/30	50,000	45,550
Sysco
2.400%, 02/15/30	2,500,000	2,195,669

		11,203,179

ENERGY — 2.6%
Apache
5.100%, 09/01/40	1,940,000	1,664,016
BP Capital Markets America
3.060%, 06/17/41	1,925,000	1,475,669
Cameron LNG
3.701%, 01/15/39(B)	1,520,000	1,296,780
Devon Energy
7.875%, 09/30/31	830,000	956,667
Diamondback Energy
6.250%, 03/15/53	1,640,000	1,742,393
6.250%, 03/15/33	4,050,000	4,316,503
Energy Transfer
6.100%, 12/01/28	615,000	642,695
4.400%, 03/15/27	2,945,000	2,891,379
2.900%, 05/15/25	1,935,000	1,878,342
Kinder Morgan
5.550%, 06/01/45	1,585,000	1,527,464

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
5.200%, 03/01/48	$450,000	$411,163
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	52,989
5.500%, 03/01/44	370,000	352,318
MidAmerican Energy
5.300%, 02/01/55	1,050,000	1,062,510
4.250%, 07/15/49	1,240,000	1,073,983
MPLX
5.500%, 02/15/49	1,635,000	1,574,301
Occidental Petroleum
2.900%, 08/15/24	1,750,000	1,722,490
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,629,568
Petrobras Global Finance BV
7.250%, 03/17/44	500,000	513,855
6.750%, 06/03/50	1,075,000	1,036,061
5.500%, 06/10/51	375,000	311,245
Petroleos Mexicanos
7.690%, 01/23/50	6,800,000	4,753,929
6.700%, 02/16/32	2,819,000	2,301,658
6.625%, 06/15/35	1,200,000	903,259
6.375%, 01/23/45	655,000	412,721
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/27(B)	666,015	689,325
Rio Oil Finance Trust Series 2018-1
8.200%, 04/06/28(B)	397,045	406,376
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,423,775	1,913,924
Topaz Solar Farms
5.750%, 09/30/39(B)	3,107,963	3,088,538
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,275,992
2.500%, 10/12/31	1,350,000	1,129,675
Transcanada Trust
5.875%, ICE LIBOR USD 3 MONTH + 4.640%, 08/15/76(A)	975,000	936,650
5.625%, ICE LIBOR USD 3 MONTH + 3.528%, 05/20/75(A)	275,000	266,429
5.600%, H15T5Y + 3.986%, 03/07/82(A)	375,000	329,212
5.500%, U.S. SOFR + 4.416%, 09/15/79(A)	1,575,000	1,402,842
5.300%, ICE LIBOR USD 3 MONTH + 3.208%, 03/15/77(A)	3,150,000	2,917,902
Ultrapar International
5.250%, 10/06/26(B)	625,000	614,844

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
5.250%, 06/06/29(B)	$229,000	$219,840

		51,695,507

FINANCIALS — 12.6%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	2,500,000	2,200,331
Aflac
1.125%, 03/15/26	2,500,000	2,311,066
African Development Bank
4.125%, 02/25/27	500,000	499,634
Allstate
5.250%, 03/30/33	1,550,000	1,580,040
Ares Capital
4.250%, 03/01/25	1,370,000	1,345,077
Arthur J Gallagher
6.500%, 02/15/34	1,225,000	1,343,800
Asian Infrastructure Investment Bank
4.875%, 09/14/26	1,000,000	1,015,623
Aviation Capital Group
4.125%, 08/01/25(B)	621,000	604,651
Avolon Holdings Funding
4.375%, 05/01/26(B)	1,445,000	1,401,564
Bank of America MTN
6.204%, SOFRRATE + 1.990%, 11/10/28(A)	325,000	339,787
4.450%, 03/03/26	1,275,000	1,263,447
4.250%, 10/22/26	725,000	715,310
4.200%, 08/26/24	440,000	436,405
4.183%, 11/25/27	1,275,000	1,244,353
3.846%, H15T5Y + 2.000%, 03/08/37(A)	1,875,000	1,665,549
3.705%, TSFR3M + 1.774%, 04/24/28(A)	1,545,000	1,485,008
3.093%, TSFR3M + 1.352%, 10/01/25(A)	1,645,000	1,617,522
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	1,870,000	1,349,653
2.572%, SOFRRATE + 1.210%, 10/20/32(A)	650,000	541,885
2.496%, TSFR3M + 1.252%, 02/13/31(A)	50,000	43,228
1.530%, SOFRRATE + 0.650%, 12/06/25(A)	3,000,000	2,896,085
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/33(A)	650,000	687,757
Barclays
7.437%, H15T1Y + 3.500%, 11/02/33(A)	325,000	362,243
7.119%, SOFRRATE + 3.570%, 06/27/34(A)	200,000	211,267

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
6.490%, SOFRRATE + 2.220%, 09/13/29(A)	$475,000	$495,786
6.224%, SOFRRATE + 2.980%, 05/09/34(A)	225,000	231,730
5.829%, SOFRRATE + 2.210%, 05/09/27(A)	675,000	680,736
5.501%, H15T1Y + 2.650%, 08/09/28(A)	450,000	452,159
5.088%, US0003M + 3.054%, 06/20/30(A)	575,000	553,306
4.836%, 05/09/28	725,000	705,608
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	825,600
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,518,630
Belrose Funding Trust
2.330%, 08/15/30(B)	3,805,000	3,053,429
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,583,020
Blue Owl Capital
3.400%, 07/15/26	1,140,000	1,067,409
2.875%, 06/11/28	1,190,000	1,055,631
Blue Owl Credit Income
7.750%, 01/15/29(B)	2,670,000	2,787,558
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	1,465,000	1,473,810
4.625%, 03/13/27(B)	1,275,000	1,251,498
4.375%, 09/28/25(B)	1,275,000	1,254,844
4.375%, 05/12/26(B)	250,000	245,183
4.250%, 10/15/24	2,150,000	2,128,715
2.588%, H15T5Y + 2.050%, 08/12/35(A)(B)	500,000	407,550
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	2,450,000	2,250,095
BPCE
2.045%, SOFRRATE + 1.087%, 10/19/27(A)(B)	2,500,000	2,283,004
Brookfield Finance
4.850%, 03/29/29	1,435,000	1,430,324
Caisse d’Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,143,539
1.000%, 10/21/30(B)	2,500,000	2,032,386
Cantor Fitzgerald
4.875%, 05/01/24(B)	215,000	214,403
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	275,000	303,768
6.377%, SOFRRATE + 2.860%, 06/08/34(A)	1,340,000	1,392,302

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
6.312%, SOFRRATE + 2.640%, 06/08/29(A)	$350,000	$360,816
5.268%, SOFRRATE + 2.370%, 05/10/33(A)	1,770,000	1,725,441
4.927%, SOFRRATE + 2.057%, 05/10/28(A)	675,000	665,464
4.200%, 10/29/25	1,050,000	1,032,052
3.750%, 04/24/24	275,000	273,813
2.636%, SOFRRATE + 1.290%, 03/03/26(A)	50,000	48,351
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	501,266
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/29(A)	800,000	836,707
6.136%, SOFRRATE + 2.010%, 08/24/34(A)	225,000	237,793
5.853%, SOFRRATE + 2.500%, 05/19/34(A)	175,000	181,280
5.643%, SOFRRATE + 2.210%, 05/19/29(A)	375,000	383,682
Citigroup
8.125%, 07/15/39	785,000	1,017,889
6.625%, 06/15/32	525,000	572,565
6.040%, SOFRRATE + 0.694%, 01/25/26(A)	2,261,000	2,256,252
6.032%, SOFRRATE + 0.686%, 10/30/24(A)	2,500,000	2,503,883
4.600%, 03/09/26	40,000	39,684
4.450%, 09/29/27	1,920,000	1,882,346
4.412%, U.S. SOFR + 3.914%, 03/31/31(A)	600,000	577,344
3.785%, U.S. SOFR + 1.939%, 03/17/33(A)	750,000	676,653
3.400%, 05/01/26	330,000	319,562
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	1,590,000	1,387,412
2.014%, SOFRRATE + 0.694%, 01/25/26(A)	2,500,000	2,412,970
1.281%, SOFRRATE + 0.528%, 11/03/25(A)	2,500,000	2,414,851
Community Preservation
2.867%, 02/01/30	2,400,000	2,087,690
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,926,042
Cooperatieve Rabobank UA
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	444,000	413,762
Corebridge Financial
3.900%, 04/05/32	1,080,000	972,873

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Council of Europe Development Bank
3.000%, 06/16/25	$2,500,000	$2,444,955
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,340,624
Enel Finance International
6.000%, 10/07/39(B)	850,000	871,929
5.000%, 06/15/32(B)	1,100,000	1,076,412
European Investment Bank
3.750%, 02/14/33	2,500,000	2,436,362
3.250%, 11/15/27	1,800,000	1,750,630
2.876%, 06/13/25(B)	2,500,000	2,444,980
2.125%, 04/13/26	1,000,000	955,760
0.875%, 05/17/30	3,500,000	2,894,621
0.625%, 10/21/27	5,000,000	4,414,223
Ford Foundation
2.815%, 06/01/70	5,065,000	3,159,263
Glencore Funding
6.375%, 10/06/30(B)	390,000	417,855
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	2,500,000	2,470,200
4.017%, ICE LIBOR USD 3 MONTH + 1.635%, 10/31/38(A)	2,795,000	2,467,212
3.615%, U.S. SOFR + 1.846%, 03/15/28(A)	2,600,000	2,493,351
3.272%, ICE LIBOR USD 3 MONTH + 1.463%, 09/29/25(A)	1,330,000	1,309,772
Golub Capital BDC
2.500%, 08/24/26	3,530,000	3,220,242
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,410,000
HAT Holdings
I 3.750%, 09/15/30‡(B)	1,000,000	824,013
HSBC Holdings
8.113%, SOFRRATE + 4.250%, 11/03/33(A)	1,000,000	1,148,924
7.399%, SOFRRATE + 3.020%, 11/13/34(A)	375,000	410,014
6.800%, 06/01/38	250,000	276,240
6.500%, 09/15/37	1,525,000	1,653,701
6.500%, 05/02/36	510,000	549,374
6.254%, SOFRRATE + 2.390%, 03/09/34(A)	650,000	690,258
4.950%, 03/31/30	725,000	724,220
4.762%, U.S. SOFR + 2.530%, 03/29/33(A)	1,275,000	1,186,167
4.375%, 11/23/26	420,000	411,533
4.300%, 03/08/26	2,900,000	2,856,234

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
2.357%, U.S. SOFR + 1.947%, 08/18/31(A)	$700,000	$584,847
0.976%, U.S. SOFR + 0.708%, 05/24/25(A)	850,000	837,005
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,049,497
Inter-American Development Bank MTN
5.633%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,497,300
3.500%, 04/12/33	2,500,000	2,375,997
1.125%, 01/13/31	2,500,000	2,059,397
International Bank for Reconstruction & Development
0.750%, 08/26/30	2,500,000	2,023,482
0.000%, 03/31/27(D)	2,500,000	2,308,725
0.000%, 03/31/28(D)	1,000,000	992,247
International Development Association
0.875%, 04/28/26(B)	1,000,000	927,736
International Finance MTN
5.442%, SOFRRATE + 0.090%, 04/03/24(A)	2,500,000	2,500,316
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	2,500,000	2,321,183
JPMorgan Chase
8.750%, 09/01/30	945,000	1,134,295
7.625%, 10/15/26	75,000	80,326
5.717%, SOFRRATE + 2.580%, 09/14/33(A)	725,000	747,148
4.493%, TSFR3M + 3.790%, 03/24/31(A)	850,000	829,856
4.250%, 10/01/27	324,000	319,918
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	700,234
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,524,537
2.956%, TSFR3M + 2.515%, 05/13/31(A)	4,200,000	3,706,903
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	630,396
0.768%, SOFRRATE + 0.490%, 08/09/25(A)	1,500,000	1,461,457
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	2,500,000	2,219,105
Liberty Utilities Finance GP
1 2.050%, 09/15/30(B)	2,500,000	2,020,430
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/33(A)	750,000	849,424

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
5.679%, H15T1Y + 1.750%, 01/05/35(A)	$490,000	$496,600
4.650%, 03/24/26	1,000,000	983,950
4.582%, 12/10/25	1,463,000	1,439,189
4.500%, 11/04/24	325,000	321,227
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,190,870
LYB International Finance III
3.375%, 10/01/40	1,255,000	964,149
2.250%, 10/01/30	100,000	85,219
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	825,000	761,618
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	412,529
Mastercard
1.900%, 03/15/31	2,500,000	2,130,201
Mitsubishi UFJ Financial Group
1.538%, H15T1Y + 0.750%, 07/20/27(A)	2,105,000	1,936,092
Mizuho Financial Group
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,707,695
Morgan Stanley MTN
5.466%, SOFRRATE + 1.730%, 01/18/35(A)	1,585,000	1,617,495
4.431%, TSFR3M + 1.890%, 01/23/30(A)	475,000	462,933
3.950%, 04/23/27	2,205,000	2,145,878
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	940,000	729,945
3.125%, 07/27/26	250,000	239,907
2.239%, SOFRRATE + 1.178%, 07/21/32(A)	1,700,000	1,393,828
0.864%, SOFRRATE + 0.745%, 10/21/25(A)	3,000,000	2,898,108
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,010,000	3,080,522
5.125%, 05/28/24	100,000	99,753
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,607,832
NHP Foundation
6.000%, 12/01/33	1,000,000	1,087,605
NongHyup Bank MTN
4.875%, 07/03/28(B)	1,565,000	1,567,629
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,697,679
3.500%, 04/19/32	2,500,000	2,303,732

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
OPEC Fund for International Development MTN
4.500%, 01/26/26	$2,500,000	$2,486,853
OWS Cre Funding I
10.105%, ICE LIBOR USD 1 MONTH + 4.900%, 09/15/23(A)(B)	3,283,126	3,283,222
Principal Financial Group
5.500%, 03/15/53	1,555,000	1,566,358
Prudential Financial MTN
1.500%, 03/10/26	2,500,000	2,337,930
Santander Holdings USA
3.244%, 10/05/26	3,020,000	2,847,866
Shinhan Financial Group
5.000%, 07/24/28(B)	1,000,000	1,000,184
Sumitomo Mitsui Financial Group MTN
5.808%, 09/14/33	1,500,000	1,582,169
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,589,134
UBS Group
6.301%, H15T1Y + 2.000%, 09/22/34(A)(B)	725,000	767,941
5.959%, H15T1Y + 2.200%, 01/12/34(A)(B)	2,050,000	2,122,617
1.494%, H15T5Y + 0.850%, 08/10/27(A)(B)	495,000	449,612
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,000,000	2,068,623
5.459%, H15T5Y + 4.750%, 06/30/35(A)(B)	925,000	867,483
Unum Group
6.750%, 12/15/28	465,000	491,643
US Bancorp
4.839%, SOFRRATE + 1.600%, 02/01/34(A)	1,438,000	1,382,271
USAA Capital
2.125%, 05/01/30(B)	4,100,000	3,456,024
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(A)	580,000	611,290
5.198%, SOFRRATE + 1.500%, 01/23/30(A)	1,000,000	1,007,775
5.013%, TSFR3M + 4.502%, 04/04/51(A)	850,000	811,927
4.897%, SOFRRATE + 2.100%, 07/25/33(A)	600,000	586,358
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,500,000	1,484,844
4.300%, 07/22/27	1,225,000	1,204,142

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
4.100%, 06/03/26	$425,000	$416,955
3.350%, SOFRRATE + 1.500%, 03/02/33(A)	525,000	460,814
2.572%, TSFR3M + 1.262%, 02/11/31(A)	50,000	43,505
2.188%, U.S. SOFR + 2.000%, 04/30/26(A)	670,000	644,567
2.164%, TSFR3M + 1.012%, 02/11/26(A)	1,010,000	975,859
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,411,773
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,500,000	1,523,570

		253,548,075

HEALTH CARE — 0.3%
Cigna Group
7.875%, 05/15/27	651,000	712,197
4.125%, 11/15/25	250,000	246,289
CVS Health
5.050%, 03/25/48	2,850,000	2,612,928
4.125%, 04/01/40	225,000	191,081
3.750%, 04/01/30	175,000	163,907
Elanco Animal Health
6.650%, 08/28/28	1,110,000	1,126,650
GE HealthCare Technologies
5.905%, 11/22/32(B)	1,000,000	1,056,883
Zoetis
4.500%, 11/13/25	600,000	597,043

		6,706,978

INDUSTRIALS — 1.0%
AerCap Ireland Capital DAC
3.300%, 01/30/32	1,655,000	1,418,535
3.000%, 10/29/28	225,000	204,143
Ambipar Lux Sarl
9.875%, 02/06/31(B)	825,000	819,637
BNSF Railway 2007-1 Pass Through Trust
5.996%, 04/01/24	5,569	5,569
Burlington Northern Santa Fe
3.750%, 04/01/24	1,025,000	1,022,193
Cemex
9.125%, H15T5Y + 5.157%(A)(B)(E)	2,500,000	2,661,998
5.200%, 09/17/30(B)	1,925,000	1,875,597
CRH America
3.875%, 05/18/25(B)	700,000	686,701
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,267,324
Mileage Plus Holdings
6.500%, 06/20/27(B)	4,466,000	4,472,684

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Nature Conservancy
3.957%, 03/01/52	$2,485,000	$2,138,988
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,128,722
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	22,930	23,103
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	13,821	14,454

		18,739,648

INFORMATION TECHNOLOGY — 0.7%
Apple
3.000%, 06/20/27	2,500,000	2,401,556
Broadcom
4.150%, 11/15/30	435,000	414,911
4.110%, 09/15/28	525,000	511,115
Dell International
6.020%, 06/15/26	144,000	147,120
3.375%, 12/15/41	3,300,000	2,505,538
Intel
4.150%, 08/05/32(F)	2,500,000	2,413,428
Microchip Technology
0.983%, 09/01/24	975,000	949,123
Oracle
3.900%, 05/15/35	2,445,000	2,166,901
3.600%, 04/01/40	495,000	395,863
VMware
4.650%, 05/15/27	1,920,000	1,903,037
1.400%, 08/15/26	525,000	480,544

		14,289,136

MATERIALS — 0.5%
Air Products and Chemicals
4.800%, 03/03/33	2,500,000	2,548,333
BHP Billiton Finance USA
5.250%, 09/08/33	770,000	791,038
Celanese US Holdings
6.550%, 11/15/30	1,625,000	1,718,941
Dow Chemical
9.400%, 05/15/39	166,000	229,054
7.375%, 11/01/29	430,000	483,536
5.550%, 11/30/48	35,000	35,338
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,473,052
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,075,158
LG Chemical
4.375%, 07/14/25(B)	575,000	567,261

		9,921,711

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 0.8%
American Tower
2.950%, 01/15/51‡	$1,500,000	$984,824
Boston Properties
6.500%, 01/15/34‡	475,000	497,587
3.250%, 01/30/31‡	2,825,000	2,431,777
Equinix
2.500%, 05/15/31‡	4,293,000	3,646,413
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,595,066
Host Hotels & Resorts
2.900%, 12/15/31‡	1,581,000	1,334,734
Realty Income
3.400%, 01/15/30‡	1,570,000	1,445,879
Regency Centers
3.750%, 06/15/24‡	2,500,000	2,478,355

		16,414,635

UTILITIES — 3.4%
Alabama Power
3.700%, 12/01/47	1,845,000	1,449,595
Avangrid
3.800%, 06/01/29	2,500,000	2,350,458
3.150%, 12/01/24	2,545,000	2,491,002
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,934,978
CenterPoint Energy Resources
1.750%, 10/01/30	1,320,000	1,101,461
Consolidated Edison of New York
4.450%, 03/15/44	965,000	860,112
Continental Wind
6.000%, 02/28/33(B)	2,626,594	2,706,992
Dominion Energy
5.750%, ICE LIBOR USD 3 MONTH + 3.057%, 10/01/54(A)	1,875,000	1,862,147
2.250%, 08/15/31	1,500,000	1,235,878
Dominion Energy South Carolina
6.250%, 10/15/53	935,000	1,064,017
Electricite de France
6.250%, 05/23/33(B)	200,000	213,235
3.625%, 10/13/25(B)	1,000,000	980,475
Georgia Power
5.125%, 05/15/52	2,500,000	2,461,732
3.250%, 03/15/51	368,000	263,270
MidAmerican Energy
5.850%, 09/15/54	975,000	1,064,046
3.950%, 08/01/47	2,500,000	2,055,332
2.700%, 08/01/52	2,588,000	1,647,673

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
National Rural Utilities Cooperative Finance 4.150%, 12/15/32	$3,000,000	$2,822,324
NextEra Energy Capital Holdings
6.051%, 03/01/25	975,000	983,218
5.749%, 09/01/25	200,000	202,020
5.250%, 03/15/34	800,000	804,627
4.900%, 03/15/29	1,125,000	1,127,394
4.625%, 07/15/27	100,000	99,689
4.255%, 09/01/24	500,000	496,080
Niagara Mohawk Power 1.960%, 06/27/30(B)	2,500,000	2,079,868
NRG Energy 7.000%, 03/15/33(B)	2,035,000	2,148,044
NSTAR Electric 3.100%, 06/01/51	175,000	121,028
Pacific Gas and Electric
6.700%, 04/01/53	2,925,000	3,216,426
4.950%, 07/01/50	1,980,000	1,725,524
PacifiCorp 6.350%, 07/15/38	720,000	784,433
PECO Energy
4.150%, 10/01/44	1,015,000	876,504
3.000%, 09/15/49	1,005,000	700,869
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,259,942
4.650%, 03/15/33	2,595,000	2,572,630
3.100%, 03/15/32	4,500,000	3,995,329
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,014,307
2.950%, 08/15/51	2,500,000	1,744,714
Solar Star Funding 3.950%, 06/30/35(B)	918,007	837,881
Southern
5.113%, 08/01/27	1,025,000	1,037,506
4.850%, 06/15/28	500,000	503,044
4.475%, 08/01/24(C)	700,000	695,472
4.000%, H15T5Y + 3.733%, 01/15/51(A)	1,550,000	1,489,615
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,351,630
Southern California Edison
3.650%, 06/01/51	3,000,000	2,268,563
3.450%, 02/01/52	2,530,000	1,822,736
2.750%, 02/01/32	2,500,000	2,145,652
Southern Power 0.900%, 01/15/26	1,160,000	1,072,079

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Union Electric 3.900%, 04/01/52	$2,195,000	$1,770,310

		69,511,861

Total Corporate Obligations (Cost $547,191,221)		531,009,085

ASSET-BACKED SECURITIES — 6.3%

Automotive — 3.3%
American Credit Acceptance Receivables Trust, Ser 2022- 2, Cl D 4.850%, 06/13/28 (B)	$2,555,000	$2,510,005
American Credit Acceptance Receivables Trust, Ser 2023- 4, Cl D 7.650%, 09/12/30 (B)	1,155,000	1,199,988
CAL Receivables 2022-1, Ser 2022-1, Cl B 9.670%, SOFR30A + 4.350%, 10/15/26 (A)(B)	2,520,000	2,517,694
Credit Acceptance Auto Loan Trust 2020-3, Ser 2020-3A, Cl C 2.280%, 02/15/30 (B)	1,200,000	1,196,910
Drive Auto Receivables Trust 2020-2, Ser 2020-2, Cl D 3.050%, 05/15/28	1,577,117	1,561,981
Exeter Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D 6.320%, 08/15/29	2,140,000	2,172,848
Exeter Automobile Receivables Trust 2024-1, Ser 2024-1A, Cl D 5.840%, 06/17/30	2,815,000	2,829,464
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D 1.550%, 06/15/27	5,200,000	4,891,759
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D 4.560%, 07/17/28	3,200,000	3,119,845
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D 6.760%, 09/15/28	3,000,000	3,039,765
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D 7.400%, 02/15/29	3,945,000	4,062,886
Flagship Credit Auto Trust 2021- 2, Ser 2021-2, Cl D 1.590%, 06/15/27 (B)	4,000,000	3,648,398

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Flagship Credit Auto Trust, Ser 2022-2, Cl D 5.800%, 04/17/28 (B)	$2,110,000	$1,969,984
Ford Credit Auto Owner Trust 2021-REV1, Ser 2021-1, Cl D 2.310%, 10/17/33 (B)	1,750,000	1,600,448
GLS Auto Receivables Issuer Trust 2021-4, Ser 2021-4A, Cl D 2.480%, 10/15/27 (B)	3,500,000	3,298,981
GLS Auto Receivables Issuer Trust 2023-1, Ser 2023-1A, Cl D 7.010%, 01/16/29 (B)	1,415,000	1,440,671
GLS Auto Receivables Issuer Trust 2023-2, Ser 2023-2A, Cl D 6.310%, 03/15/29 (B)	2,341,000	2,364,390
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D 6.150%, 04/17/28 (B)	2,500,000	2,504,249
Octane Receivables Trust 2023- 1, Ser 2023-1A, Cl C 6.370%, 09/20/29 (B)	895,000	901,869
Octane Receivables Trust 2023- 2, Ser 2023-2A, Cl C 6.240%, 06/20/31 (B)	3,580,000	3,601,368
Santander Drive Auto Receivables Trust 2023-S1, Ser 2023-S1, Cl R1 8.140%, 04/18/28 (B)	2,738,434	2,754,544
Santander Drive Auto Receivables Trust, Ser 2022- 7, Cl C 6.690%, 03/17/31	3,340,000	3,434,837
Tesla Auto Lease Trust 2023-B, Ser 2023-B, Cl B 6.570%, 08/20/27 (B)	870,000	888,304
Tesla Auto Lease Trust, Ser 2023-B, Cl A3 6.130%, 09/21/26 (B)	1,500,000	1,522,495
Tesla Electric Vehicle Trust 2023-1, Ser 2023-1, Cl A4 5.380%, 02/20/29 (B)	900,000	913,660
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A 5.540%, 12/21/26 (B)	1,000,000	1,002,959
Westlake Automobile Receivables Trust 2022-1, Ser 2022-1A, Cl D 3.490%, 03/15/27 (B)	345,000	334,749

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust 2023-1, Ser 2023-1A, Cl D 6.790%, 11/15/28 (B)	$1,925,000	$1,952,661
Westlake Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D 7.010%, 11/15/28 (B)	2,340,000	2,379,966

		65,617,678

Other Asset-Backed Securities — 3.0%
AEP Texas Central Transition Funding III, Ser 2012-1, Cl A3 2.845%, 03/01/26	30,009	29,493
AGL CLO 11, Ser 2021-11A, Cl C 7.626%, TSFR3M + 2.312%, 04/15/34 (A)(B)	2,750,000	2,755,563
American Credit Acceptance Receivables Trust 2024-1, Ser 2024-1, Cl D 5.860%, 05/13/30 (B)	4,560,000	4,559,943
Banc of America Re-Remic Trust, Ser FRR1, Cl A 2.139%, 04/27/49 (A)(B)	3,750,000	2,796,776
BMO 2023-C7 Mortgage Trust, Ser C7, Cl C 7.360%, 12/15/56 (A)	1,995,371	2,079,794
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2 4.641%, 04/20/49 (B)	3,477,000	3,377,765
GoodLeap Sustainable Home Solutions Trust 2021-5, Ser 2021-5CS, Cl B 2.560%, 10/20/48 (B)	2,342,127	1,768,025
GoodLeap Sustainable Home Solutions Trust 2023-1, Ser 2023-1GS, Cl A 5.520%, 02/22/55 (B)	1,694,166	1,665,280
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B 5.500%, 07/20/49 (B)	1,250,000	1,059,270
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B 5.550%, 11/20/54 (B)	1,118,000	993,583
Helios Issuer, Ser 2023-GRID1, Cl 1A 5.750%, 12/20/50 (B)	932,765	958,357
Hertz Vehicle Financing III, Ser 2023-2A, Cl A 5.570%, 09/25/29 (B)	2,000,000	2,028,164
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B 3.160%, 01/20/53 (B)	1,187,248	970,878

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Student Loan Trust 2016-1, Ser 2016-1A, Cl A
6.159%, SOFR30A + 0.814%, 02/25/70 (A)(B)	$345,697	$339,779
Navient Student Loan Trust 2016-5, Ser 2016-5A, Cl A
6.709%, SOFR30A + 1.364%, 06/25/65 (A)(B)	2,816,555	2,843,972
Navient Student Loan Trust 2016-6, Ser 2016-6A, Cl A3
6.759%, SOFR30A + 1.414%, 03/25/66 (A)(B)	102,267	103,172
Navient Student Loan Trust 2018-2, Ser 2018-2A, Cl A3
6.209%, SOFR30A + 0.864%, 03/25/67 (A)(B)	4,833,209	4,763,133
Navient Student Loan Trust 2021-1, Ser 2021-1A, Cl A1B
6.059%, SOFR30A + 0.714%, 12/26/69 (A)(B)	4,567,519	4,489,571
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
7.367%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	5,929,968
OneMain Financial Issuance Trust 2023-1, Ser 2023-1A, Cl A 5.500%, 06/14/38 (B)	2,050,000	2,076,927
SBAP 2004-20K 1 4.880%, 11/01/24	635	630
SBAP 2006-20B 1, Ser 2006- 20B, Cl 1 5.350%, 02/01/26	1,059	1,047
SBAP 2006-20C 1, Ser 2006- 20C, Cl 1 5.570%, 03/01/26	944	935
SBAP 2007-20C 1 5.230%, 03/01/27	966	957
SLM Student Loan Trust 2004-3, Ser 2014-3A, Cl A6B
6.173%, SOFR90A + 0.812%, 10/25/64 (A)(B)	2,679,163	2,606,557
SLM Student Loan Trust 2009-3, Ser 2009-3, Cl A
6.209%, SOFR30A + 0.864%, 01/25/45 (A)(B)	1,745,947	1,722,882
SMB Private Education Loan Trust 2017-B, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	60,212	58,229

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SMB Private Education Loan Trust 2018-A, Ser 2018-A, Cl A2A 3.500%, 02/15/36 (B)	$667,282	$646,798
SMB Private Education Loan Trust 2023-B, Ser 2023-B, Cl A1A 4.990%, 10/16/56 (B)	1,630,320	1,619,262
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR 7.829%, TSFR3M + 2.512%, 01/20/32 (A)(B)	3,480,000	3,459,381
Sunnova Helios XI Issuer, Ser 2023-A, Cl A 5.300%, 05/20/50 (B)	967,099	949,870
Sunnova Helios XII Issuer, Ser 2023-B, Cl A 5.300%, 08/22/50 (B)	973,595	956,800
Sunrun Julius Issuer 2023-2, Ser 2023-2A, Cl A1 6.600%, 01/30/59 (B)	1,260,350	1,291,525
United States Small Business Administration, Ser 2004-20L, Cl 1 4.870%, 12/01/24	636	632
United States Small Business Administration, Ser 2005-20A, Cl 1 4.860%, 01/01/25	254	252
United States Small Business Administration, Ser 2005-20E, Cl 1 4.840%, 05/01/25	256	253
United States Small Business Administration, Ser 2005-20G, Cl 1 4.750%, 07/01/25	1,287	1,272
United States Small Business Administration, Ser 2005-20H, Cl 1 5.110%, 08/01/25	3,464	3,435
United States Small Business Administration, Ser 2005-20J, Cl 1 5.090%, 10/01/25	4,242	4,185
United States Small Business Administration, Ser 2006-20F, Cl 1 5.820%, 06/01/26	455	448
United States Small Business Administration, Ser 2006-20G, Cl 1 6.070%, 07/01/26	1,292	1,284

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	$1,147	$1,141
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	3,358	3,307
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	1,198	1,183
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	2,657	2,662
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	506,492	474,247
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,263,229	1,051,931

		60,450,518

Total Asset-Backed Securities (Cost $125,754,106)		126,068,196

MUNICIPAL BONDS — 2.4%

Alaska — 0.2%
City of Port Lions Alaska 7.500%, 10/01/52	$3,025,000	$3,172,832

California — 1.0%
California Community Choice Financing Authority, RB 6.125%, 04/01/30	1,500,000	1,537,459
California Health Facilities Financing Authority
3.034%, 06/01/34	1,865,000	1,596,529
2.984%, 06/01/33	3,090,000	2,682,134
City & County of San Francisco California Community Facilities District No. 2014-1
6.332%, 09/01/51	1,250,000	1,313,320
3.482%, 09/01/50	2,500,000	1,831,910
City of Los Angeles California, Ser A 5.000%, 09/01/42	2,500,000	2,462,538
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,095,830
3.158%, 05/15/29	1,000,000	939,759

MUNICIPAL BONDS — continued

	Face Amount	Value
Los Angeles Unified School District, Ser RY 6.758%, 07/01/34	$100,000	$113,122
Regents of the University of California Medical Center Pooled Revenue 4.563%, 05/15/53	600,000	551,500
Sacramento County Public Financing Authority 5.637%, 04/01/50	2,500,000	2,625,730
State of California
7.625%, 03/01/40	40,000	50,300
7.550%, 04/01/39	100,000	126,429
7.500%, 04/01/34	675,000	822,807
7.300%, 10/01/39	625,000	756,849
Tuolumne Wind Project Authority 6.918%, 01/01/34	1,100,000	1,232,742

		20,738,958

Connecticut — 0.1%
Connecticut Green Bank 2.900%, 11/15/35	2,500,000	2,102,702

District of Columbia — 0.1%
District of Columbia 2.932%, 04/01/33	1,590,000	1,349,461

Florida — 0.1%
Florida Development Finance, RB 8.000%, 07/01/57 (A)(B)	1,000,000	1,038,753

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB 3.242%, 01/01/31	907,822	875,612

Illinois — 0.1%
State of Illinois 5.100%, 06/01/33	1,850,000	1,837,600

Massachusetts — 0.0%
Massachusetts Housing Finance Agency, Ser 226-SOCIAL 5.562%, 12/01/52	495,000	498,326

Montana — 0.0%
County of Gallatin Montana, RB 11.500%, 09/01/27 (B)	500,000	528,830

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
New Hampshire — 0.0%
New Hampshire Business Finance Authority, RB 5.460%, 07/01/33 (A)(B)	$850,000	$850,000

New Jersey — 0.2%
New Jersey Economic Development Authority 4.934%, 03/01/25	750,000	747,673
New Jersey Housing & Mortgage Finance Agency, Ser C 3.100%, 11/01/40	3,100,000	2,357,579
New Jersey Turnpike Authority
7.414%, 01/01/40	275,000	342,057
7.102%, 01/01/41	925,000	1,119,066

		4,566,375

New York — 0.3%
Metropolitan Transportation Authority, Ser C2 5.175%, 11/15/49	1,250,000	1,205,874
New York State Energy Research & Development Authority, Ser A 4.871%, 04/01/37	2,820,000	2,527,594
New York Transportation Development 6.971%, 06/30/51	2,500,000	2,481,110

		6,214,578

Ohio — 0.1%
American Municipal Power, Sub-Ser 6.449%, 02/15/44	1,740,000	1,933,002

Other — 0.1%
Freddie Mac Multifamily ML Certificates 1.877%, 07/25/37	2,167,306	1,693,249

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB 5.460%, 05/01/53	290,000	291,169

Total Municipal Bonds

(Cost $47,879,542)		47,691,447

SOVEREIGN DEBT — 0.6%

	Face Amount	Value
CANADA — 0.3%
CDP Financial MTN 1.000%, 05/26/26(B)	$2,500,000	$2,314,091
Hydro-Quebec 8.050%, 07/07/24	2,500,000	2,526,268

		4,840,359

COLOMBIA — 0.1%
Colombia Government International Bond
8.750%, 11/14/53	1,375,000	1,499,843
5.625%, 02/26/44	1,200,000	954,271

		2,454,114

JAPAN — 0.1%
Japan Bank for International Cooperation 4.375%, 10/05/27	1,000,000	1,001,539

NETHERLANDS — 0.1%
Nederlandse Waterschapsbank 1.000%, 05/28/30(B)	2,500,000	2,063,760

Total Sovereign Debt (Cost $10,276,828)		10,359,772

PREFERRED STOCK — 0.2%

	Shares
PREFERRED STOCK — 0.2%
Citigroup Capital XIII, 11.949%, TSFR3M + 6.632%, 10/30/40(A)	108,715	$3,155,996

Total Preferred Stock (Cost $2,861,568)		3,155,996

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

BANK LOAN OBLIGATION — 0.1%

	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, CME Term SOFR + 2.500%, 05/21/29(A)	$2,273,869	$2,268,185

Total Bank Loan Obligation

(Cost $2,268,820)		2,268,185

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$355,378	$331,679

Total U.S. Government Agency Obligation

(Cost $335,459)		331,679

SHORT-TERM INVESTMENT — 0.0%

	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (G) (Cost $968,439)	968,439	$968,439

Total Short-Term Investment (Cost $968,439)		968,439

Total Investments in Securities— 98.0% (Cost $2,025,317,620)		$1,955,298,747

Percentages are based on Net Assets of $1,995,734,117.

A list of the open futures contracts held by the Fund at January 31, 2024, is as follows:

Type of Contract	Number of Contracts		Notional Amount	Value	Unrealized Appreciation
Long Contracts U.S. 5-Year Treasury Note	1,000	Mar-2024	$318,774,539	$325,063,484	$6,288,945
Ultra 10-Year U.S. Treasury Note	1,000	Mar-2024	28,490,275	29,452,500	962,225

			$347,264,814	$354,515,984	$7,251,170

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2024 was $290,704,967 and represented 14.6% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security’s effective yield at the time of purchase..
(E)	Perpetual security with no stated maturity date.
(F)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $931,266.
(G)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2024, was $968,439.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

PJSC — Public Joint-Stock Company

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFR90A — Secured Overnight Financing Rate 90-day Average

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

TSFR12M — Term Secured Overnight Financing Rate 12 Month

USD — U.S. Dollar

USISDA05 — US Mid-Market Swap Rate 5 Year

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND JANUARY 31, 2024 (Unaudited)

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 27.7%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 14.9%
FHLMC
4.500%, 10/01/52	$3,446,035	$3,332,251
4.500%, 09/01/52	2,687,660	2,598,917
4.000%, 07/01/52	4,044,497	3,808,197
FNMA
5.000%, 11/01/52	8,296,875	8,192,069
4.500%, 09/01/52	4,932,499	4,769,634
4.000%, 07/01/52	910,123	856,734
4.000%, 06/01/52	11,405,045	10,739,013
FREMF 2017-K70 Mortgage Trust, Ser K70, Cl C
3.940%, 12/25/49 (A)(B)	1,800,000	1,683,119
FREMF 2019-K88 Mortgage Trust, Ser K88, Cl C
4.529%, 02/25/52 (A)(B)	1,500,000	1,415,453
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.771%, 08/25/48 (A)(B)	1,500,000	1,455,051
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.220%, 07/25/50 (A)(B)	1,600,000	1,532,491
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.800%, 11/25/49 (A)(B)	1,111,948	1,090,845
FREMF Mortgage Trust, Ser 2018-K80, Cl C
4.377%, 08/25/50 (A)(B)	1,270,000	1,197,989
FREMF Mortgage Trust, Ser 2019-K91, Cl C
4.402%, 04/25/51 (A)(B)	870,000	814,575
FREMF Mortgage Trust, Ser 2019-K93, Cl C
4.257%, 05/25/52 (A)(B)	505,000	469,890
GAM RE-REMIC TRUST 2021- FRR2, Ser FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)(D)	1,500,000	1,101,377
GNMA
5.500%, 10/20/53	3,977,642	4,003,342
5.500%, 09/20/53	3,827,660	3,852,391
5.500%, 06/20/53	3,946,715	3,972,401
5.500%, 05/20/53	6,090,922	6,130,277
5.500%, 04/20/53	6,564,129	6,606,540
5.500%, 02/20/53	1,953,271	1,966,984
5.000%, 06/20/53	5,439,696	5,402,070
5.000%, 03/20/53	4,205,516	4,180,211
5.000%, 02/20/53	4,317,138	4,291,716

		85,463,537

Non-Agency Mortgage-Backed Obligation — 12.8%
Aventura Mall Trust, Ser AVM, Cl D
4.112%, 07/05/40 (A)(B)	1,500,000	1,306,321

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
6.253%, TSFR1M + 0.919%, 03/15/37 (A)(B)	$2,000,000	$1,905,439
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
6.652%, TSFR1M + 1.318%, 03/15/37 (A)(B)	1,900,000	1,662,983
BPR Trust 2023-BRK2, Ser BRK2, Cl A
6.899%, 11/05/28 (A)(B)	2,100,000	2,218,916
BPR Trust 2023-BRK2, Ser BRK2, Cl C
8.335%, 11/05/28 (A)(B)	1,500,000	1,579,167
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.548%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,250,000	1,228,021
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.823%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,462,500
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,200,000	2,084,655
CENT Trust 2023-CITY, Ser CITY, Cl A
7.953%, TSFR1M + 2.620%, 09/15/38 (A)(B)	2,300,000	2,317,250
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	459,579
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	1,000,000	819,528
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,775,488
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(C)	970,938	959,766
Citigroup Commercial Mortgage Trust 2013-GC17, Ser GC17, Cl C
5.232%, 11/10/46 (A)	327,363	316,406
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl AS
4.026%, 05/10/47	2,365,000	2,327,429
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl C
4.780%, 05/10/47 (A)	3,400,000	3,035,924
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,262,786

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/46	$1,500,000	$1,335,054
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (B)	600,000	577,820
COMM Mortgage Trust, Ser 2020-CBM, Cl D
3.754%, 02/10/37 (A)(B)	275,000	259,431
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	345,447
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	430,385
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37	1,000,000	905,174
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.828%, TSFR1M + 1.494%, 07/15/38 (A)(B)	412,232	408,625
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.507%, 09/25/37 (A)	23,602,228	2,484,151
FIVE Mortgage Trust, Ser 2023—V1, Cl C
6.618%, 02/10/56 (A)	1,440,000	1,366,645
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,000,000	1,006,500
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,021,955
GAM RE-REMIC TRUST 2021- FRR2, Ser FRR2, Cl AK44
1.940%, 09/27/51 (A)(B)	1,200,000	1,134,792
GAM RE-REMIC Trust 2022-FRR3, Ser FRR3, Cl AK47
0.700%, 05/27/48 (A)(B)	600,000	550,882
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl BK44
1.700%, 09/27/51 (A)(B)	1,570,000	1,467,890
GS Mortgage Securities Corporation Trust, Ser 2021—IP, Cl A
6.399%, TSFR1M + 1.064%, 10/15/36 (A)(B)	2,000,000	1,955,000
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,750,000	1,280,259
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSA
5.067%, 03/10/33 (A)(B)	148,000	136,033

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSB
5.067%, 03/10/33 (A)(B)	$294,000	$264,212
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B
4.391%, 06/10/47 (A)	2,300,000	1,900,312
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,000,000	939,739
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
3.041%, 12/10/41 (A)(B)	1,500,000	1,207,142
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl AS
4.043%, 07/15/47	1,170,000	1,146,677
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.271%, 10/15/48 (A)	1,500,000	1,423,428
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	3,375,000	3,221,626
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	1,995,876
Life Mortgage Trust, Ser 2021-BMR, Cl C
6.548%, TSFR1M + 1.214%, 03/15/38 (A)(B)	737,228	724,326
LUXE Trust, Ser 2021-TRIP, Cl E
8.205%, TSFR1M + 2.864%, 10/15/38 (A)(B)	1,500,000	1,500,000
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	862,292
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	250,000	221,250
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (B)	500,000	427,500
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/32 (B)	1,000,000	820,000
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	530,000	399,574
Shops at Crystals Trust 2016-CSTL, Ser CSTL, Cl A
3.126%, 07/05/36 (B)	1,018,000	953,456

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
SPGN Mortgage Trust, Ser 2022-TFLM, Cl D
8.833%, TSFR1M + 3.500%, 02/15/39 (A)(B)	$530,000	$495,379
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.705%, TSFR1M + 1.371%, 11/15/36 (A)(B)	715,000	703,605
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.753%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	436,500
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	515,046
Wells Fargo Commercial Mortgage Trust, Ser 2017-RB1, Cl D
3.401%, 03/15/50 (B)	1,500,000	779,858
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (B)	2,000,000	1,133,037
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl B
4.344%, 08/15/46 (A)	1,000,000	835,000
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/47 (A)	2,093,258	2,073,855
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/47 (A)	2,500,000	2,300,975

		72,668,866

Total Mortgage-Backed Securities

(Cost $160,010,937)		158,132,403

U.S. TREASURY OBLIGATIONS — 25.3%

U.S. Treasury Notes
5.505%, USBMMY3M + 0.200%, 01/31/25(A)	$48,410,000	$48,423,352
5.474%, USBMMY3M + 0.169%, 04/30/25(A)	36,380,000	36,371,588
5.342%, USBMMY3M + 0.037%, 07/31/24(A)	20,100,000	20,090,697
5.230%, USBMMY3M + -0.075%, 04/30/24(A)	6,910,000	6,907,431
4.500%, 11/15/33	550,000	573,633
4.375%, 12/15/26	5,700,000	5,752,547
4.375%, 11/30/28	1,195,000	1,220,487
4.250%, 01/31/26	163,000	163,070
4.125%, 07/31/28	8,490,000	8,565,946

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
4.125%, 11/15/32	$2,000,000	$2,026,250
4.000%, 01/15/27	150,000	149,930
4.000%, 06/30/28	3,280,000	3,291,531
3.750%, 12/31/28	4,010,000	3,984,624
3.500%, 04/30/30	4,195,000	4,096,024
2.625%, 02/15/29	3,000,000	2,825,977

Total U.S. Treasury Obligations

(Cost $144,319,244)		144,443,087

CORPORATE OBLIGATIONS — 21.5%

CONSUMER DISCRETIONARY — 0.2%
General Motors
5.400%, 10/15/29	$1,175,000	$1,192,566

CONSUMER STAPLES — 0.3%
CVS Pass-Through Trust
6.036%, 12/10/28	1,339,975	1,349,442
Delta Air Lines
4.750%, 10/20/28(B)	500,000	491,926

		1,841,368

ENERGY — 1.3%
Devon Energy
7.875%, 09/30/31	340,000	391,888
Diamondback Energy
6.250%, 03/15/33	1,690,000	1,801,207
Enbridge
6.000%, 11/15/28	490,000	514,076
Energy Transfer
6.100%, 12/01/28	1,955,000	2,044,748
Equities
5.700%, 04/01/28	500,000	508,724
MidAmerican Energy
3.100%, 05/01/27	1,292,000	1,235,577
Ovintiv
5.650%, 05/15/28	1,000,000	1,016,947

		7,513,167

FINANCIALS — 14.9%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	1,000,000	880,133
Aflac
1.125%, 03/15/26	1,500,000	1,386,639
Asian Development Bank MTN
1.750%, 08/14/26	1,000,000	942,360
Athene Global Funding
1.450%, 01/08/26(B)	2,560,000	2,374,548

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Bank of America MTN
3.559%, TSFR3M + 1.322%, 04/23/27(A)	$1,750,000	$1,691,145
1.530%, SOFRRATE + 0.650%, 12/06/25(A)	1,000,000	965,362
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,494,733
Belrose Funding Trust
2.330%, 08/15/30(B)	2,335,000	1,872,248
Blackstone Private Credit Fund
2.625%, 12/15/26	2,625,000	2,383,147
2.350%, 11/22/24	3,000,000	2,916,106
Blue Owl Capital
3.750%, 07/22/25	2,075,000	2,004,622
Blue Owl Credit Income
7.750%, 01/15/29(B)	955,000	996,492
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	2,390,000	2,402,892
BPCE
2.045%, SOFRRATE + 1.087%, 10/19/27(A)(B)	1,000,000	913,202
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	501,266
Citigroup
6.040%, SOFRRATE + 0.694%, 01/25/26(A)	1,000,000	997,900
6.032%, SOFRRATE + 0.686%, 10/30/24(A)	1,000,000	1,001,553
2.014%, SOFRRATE + 0.694%, 01/25/26(A)	1,284,000	1,239,302
1.281%, SOFRRATE + 0.528%, 11/03/25(A)	1,000,000	965,940
Conservation Fund A Nonprofit
3.474%, 12/15/29	1,000,000	910,228
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	936,249
European Investment Bank
3.250%, 11/15/27	700,000	680,801
2.876%, 06/13/25(B)	2,000,000	1,955,984
2.375%, 05/24/27	1,253,000	1,188,159
2.125%, 04/13/26	500,000	477,880
Fifth Third Bancorp
6.339%, SOFRRATE + 2.340%, 07/27/29(A)	245,000	254,916
Glencore Funding
5.400%, 05/08/28(B)	890,000	907,146
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	1,000,000	988,080

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
0.855%, SOFRRATE + 0.609%, 02/12/26(A)	$1,100,000	$1,047,537
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,468,722
HAT Holdings I
8.000%, 06/15/27‡(B)	500,000	517,130
HSBC Holdings
4.292%, TSFR3M + 1.609%, 09/12/26(A)	1,250,000	1,228,256
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/29(A)	1,360,000	1,405,462
Inter-American Development Bank
5.626%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	998,200
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,491,550
International Bank for Reconstruction & Development MTN
5.745%, SOFRINDX + 0.390%, 06/17/24(A)	1,000,000	1,001,070
0.000%, 03/31/28(D)	1,000,000	992,247
0.000%, 03/31/27(D)	2,500,000	2,308,725
International Development Association
0.875%, 04/28/26(B)	1,000,000	927,736
International Finance MTN
5.444%, SOFRRATE + 0.090%, 04/03/24(A)	2,000,000	2,000,253
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	928,473
JPMorgan Chase
0.768%, SOFRRATE + 0.490%, 08/09/25(A)	1,000,000	974,305
0.563%, SOFRRATE + 0.420%, 02/16/25(A)	1,168,000	1,165,370
KeyBank
4.700%, 01/26/26	700,000	686,056
4.150%, 08/08/25	1,250,000	1,221,852
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	887,642
Liberty Mutual Insurance
7.875%, 10/15/26(B)	1,250,000	1,305,126
Liberty Utilities Finance GP
1 2.050%, 09/15/30(B)	1,000,000	808,172
Morgan Stanley MTN
1.512%, SOFRRATE + 0.858%, 07/20/27(A)	2,750,000	2,523,764

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
0.864%, SOFRRATE + 0.745%, 10/21/25(A)	$1,000,000	$966,036
NHP Foundation
5.850%, 12/01/28	250,000	264,415
NongHyup Bank MTN
4.875%, 07/03/28(B)	660,000	661,109
OPEC Fund for International Development
4.500%, 01/26/26(B)	1,000,000	994,741
OWS Cre Funding I
10.348%, ICE LIBOR USD 1 MONTH + 4.900%, 09/15/23(A)(B)	1,219,447	1,219,483
Principal Life Global Funding II MTN
5.500%, 06/28/28(B)	1,595,000	1,613,583
Prudential Financial MTN
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,063,203
1.500%, 03/10/26	1,000,000	935,172
Royal Bank of Canada MTN
5.200%, 08/01/28	885,000	901,130
Santander UK Group Holdings
1.532%, H15T1Y + 1.250%, 08/21/26(A)	2,580,000	2,417,303
Synchrony Financial
4.875%, 06/13/25	1,200,000	1,183,104
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(A)	2,000,000	1,893,311
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/29(A)	1,965,000	2,121,275
USAA Capital
2.125%, 05/01/30(B)	825,000	695,420
Wells Fargo MTN
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,000,000	989,896
WLB Asset II D Pte
6.500%, 12/21/26(B)	1,000,000	964,709
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,000,000	1,015,713

		85,016,284

INDUSTRIALS — 0.8%
Mileage Plus Holdings
6.500%, 06/20/27(B)	2,359,000	2,362,794
Nature Conservancy
1.304%, 07/01/28	330,000	281,175
Spirit Airlines Pass Through Trust
3.650%, 02/15/30	906,058	760,969

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Weir Group
2.200%, 05/13/26(B)	$1,000,000	$929,980

		4,334,918

INFORMATION TECHNOLOGY — 0.7%
Apple
3.000%, 06/20/27	2,165,000	2,079,747
Dell International
3.375%, 12/15/41	1,370,000	1,040,178
Intel
4.150%, 08/05/32	1,000,000	965,371

		4,085,296

MATERIALS — 0.5%
Air Products and Chemicals
4.800%, 03/03/33	500,000	509,667
Celanese US Holdings
6.350%, 11/15/28	1,790,000	1,863,934
LG Chemical
3.250%, 10/15/24(B)	700,000	689,470

		3,063,071

REAL ESTATE — 0.2%
ERP Operating
4.150%, 12/01/28‡	1,000,000	979,048

UTILITIES — 2.6%
Alexander Funding Trust II
7.467%, 07/31/28(B)	1,345,000	1,418,974
Avangrid
3.800%, 06/01/29	2,000,000	1,880,366
3.150%, 12/01/24	1,000,000	978,782
Columbia Pipelines Holding
6.042%, 08/15/28(B)	445,000	460,522
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,000,000	1,003,986
Continental Wind
6.000%, 02/28/33(B)	1,035,111	1,066,795
Electricite de France
5.700%, 05/23/28(B)	1,800,000	1,856,155
3.625%, 10/13/25(B)	500,000	490,237
NextEra Energy Operating Partners
7.250%, 01/15/29(B)	1,016,000	1,046,550
Oncor Electric Delivery
0.550%, 10/01/25	1,000,000	933,961
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,014,307
Solar Star Funding
3.950%, 06/30/35(B)	706,159	644,524
Southern Power
4.150%, 12/01/25	1,000,000	986,850

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
0.900%, 01/15/26	$1,000,000	$924,206

		14,706,215

Total Corporate Obligations (Cost $123,203,270)		122,731,933

ASSET-BACKED SECURITIES — 19.6%

Automotive — 13.9%
American Credit Acceptance Receivables Trust 2021-4, Ser 2021-4, Cl E
3.120%, 02/14/28 (B)	$1,555,000	$1,495,364
American Credit Acceptance Receivables Trust 2023-3, Ser 2023-3, Cl D
6.820%, 10/12/29 (B)	1,450,000	1,470,560
American Credit Acceptance Receivables Trust 2023-4, Ser 2023-4, Cl C
6.990%, 09/12/30 (B)	3,000,000	3,079,307
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl D
1.340%, 11/15/27 (B)	2,200,000	2,123,927
American Credit Acceptance Receivables Trust, Ser 2021- 4, Cl D
1.820%, 02/14/28 (B)	500,000	484,203
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28 (B)	3,400,000	3,340,661
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl D
5.830%, 10/13/28 (B)	2,895,000	2,900,125
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (B)	2,345,000	2,360,141
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	274,575	257,925
CPS Auto Receivables Trust 2023-D, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,733,909
CPS Auto Receivables Trust, Ser 2021-D, Cl D
2.310%, 12/15/27 (B)	1,000,000	958,254
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	500,000	503,937

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (B)	$1,800,000	$1,816,389
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,973,080
Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.450%, 01/16/29	1,520,000	1,466,093
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/29	2,845,000	2,710,587
Exeter Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
6.320%, 08/15/29	3,142,000	3,189,623
Exeter Automobile Receivables Trust 2023-4, Ser 2023-4A, Cl D
6.950%, 12/17/29	2,400,000	2,475,932
Exeter Automobile Receivables Trust 2024-1, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,009,818
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/27 (B)	575,000	563,523
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (B)	2,120,000	2,070,637
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	1,350,000	1,280,054
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	500,000	487,508
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	2,070,000	2,097,447
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	505,000	504,986
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,430,000	3,532,278
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,155,707
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,712,277
Flagship Credit Auto Trust 2023-3, Ser 2023-3, Cl D
6.580%, 08/15/29 (B)	674,000	677,321

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	$1,000,000	$938,121
Flagship Credit Auto Trust,Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	740,000	690,813
GLS Auto Receivables Issuer Trust 2023-2, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	430,000	434,199
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl D
7.480%, 04/15/27 (B)	2,000,000	2,020,989
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (B)	2,000,000	1,920,268
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (B)	1,700,000	1,619,250
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (B)	4,080,000	3,939,323
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	1,000,000	1,001,685
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (B)	500,000	502,530
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/25 (B)	1,500,000	1,452,680
Santander Drive Auto Receivables Trust 2023-S1, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	1,032,524	1,038,775
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.130%, 11/16/26	630,991	616,344
Santander Drive Auto Receivables Trust, Ser 2022- 4, Cl C
5.000%, 11/15/29	2,500,000	2,480,794
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl C
6.690%, 03/17/31	930,000	956,288
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/25 (B)	945,473	947,637
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (B)	1,000,000	1,008,864

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	$600,000	$606,809
Westlake Automobile Receivables Trust 2021-1, Ser 2021-1A, Cl E
2.330%, 08/17/26 (B)	1,716,000	1,653,508
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl D
5.480%, 09/15/27 (B)	1,255,000	1,245,780

		79,506,230

Other Asset-Backed Securities — 5.7%
American Credit Acceptance Receivables Trust 2024-1, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	1,630,000	1,629,980
Benchmark 2024-V5 Mortgage Trust, Ser V5, Cl C
6.973%, 01/10/57 (A)	400,000	397,687
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	1,455,000	1,317,684
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	1,318,000	1,186,034
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	514,629	396,582
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (B)	500,000	423,708
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B
5.550%, 11/20/54 (B)	500,000	444,358
Guggenheim MM CLO, Ser 2021-3A, Cl A
7.129%, TSFR3M + 1.812%, 01/21/34 (A)(B)	2,000,000	1,967,120
Hardee’s Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,340,625	1,130,047
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.567%, 03/25/36 (A)	40,889	1,466
Jersey Mike’s Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,637,625	1,552,896
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl D
3.771%, 10/15/48 (A)(B)	650,000	559,155

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Katayma CLO I, Ser 2023-1A, Cl A1
7.318%, TSFR3M + 2.000%, 10/20/36 (A)(B)	$2,630,000	$2,638,008
ME Funding, Ser 2019-1, Cl A2
6.448%, 07/30/49 (B)	1,464,000	1,442,172
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,187,248	970,878
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	951,856
NJ Trust 2023-GSP, Ser GSP, Cl A
6.697%, 01/06/29 (A)(B)	1,500,000	1,572,353
Octane Receivables Trust 2023-1, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,112,182
Octane Receivables Trust 2023- 2, Ser 2023-2A, Cl D
7.380%, 06/20/31 (B)	2,975,000	3,031,702
Octane Receivables Trust 2023- 3, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,021,929
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (B)	245,338	239,266
Oportun Issuance Trust, Ser 2022-3, Cl A
7.451%, 01/08/30 (B)	303,536	303,635
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	947,960	844,262
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,723,500	1,638,523
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	967,099	949,870
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	973,595	956,800
UBS Commercial Mortgage Trust 2017-C3, Ser C3, Cl C
4.533%, 08/15/50 (A)	1,500,000	1,363,308
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	253,246	237,123

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westgate Resorts 2023-1, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	$1,815,973	$1,815,293

		32,095,877

Total Asset-Backed Securities

(Cost $111,600,739)		111,602,107

MUNICIPAL BONDS — 2.0%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$465,000	$481,916

California — 0.6%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,455,461
5.950%, 08/01/29	825,000	838,615
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	931,480

		3,225,556

District of Columbia — 0.1%
District of Columbia, RB
3.850%, 02/28/25	500,000	491,614

Florida — 0.2%
Florida Development Finance, RB
8.000%, 07/01/57 (A)(B)	1,000,000	1,038,753

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	907,822	875,612

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	488,831
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,230,852

		1,719,683

Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	23

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	$250,000	$264,415

New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB
5.460%, 07/01/33 (A)(B)	850,000	850,000

New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	820,000	807,039
4.480%, 04/01/25	500,000	494,329

		1,301,368

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	240,000	240,967

Virginia — 0.2%
Fairfax County Economic Development Authority, RB
5.589%, 10/01/24	1,000,000	1,004,101

Total Municipal Bonds

(Cost $11,688,802)		11,494,008

SOVEREIGN DEBT — 1.1%

CANADA — 0.3%
CDP Financial MTN
1.000%, 05/26/26(B)	$1,000,000	$925,636
Hydro-Quebec
8.050%, 07/07/24	1,000,000	1,010,507

		1,936,143

FRANCE — 0.3%
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(B)	1,000,000	978,486
0.375%, 05/27/24(B)	1,000,000	983,938

		1,962,424

SOVEREIGN DEBT — continued

	Face Amount	Value
JAPAN — 0.2%
Japan Bank for International Cooperation
4.375%, 10/05/27	$1,000,000	$1,001,540

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
1.000%, 05/28/30(B)	1,000,000	825,504

SOUTH KOREA — 0.1%
Korea Electric Power
4.875%, 01/31/27(B)	250,000	250,180

Total Sovereign Debt

(Cost $6,047,335)		5,975,791

BANK LOAN OBLIGATION — 0.4%

ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
Terraform Power Operating Specified Refinancing Term Loan
7.842%, CME Term SOFR + 2.500%, 05/21/29(A)	2,273,869	2,268,185

Total Bank Loan Obligation (Cost $2,268,820)		2,268,185

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$284,302	$265,343

Total U.S. Government Agency Obligation

(Cost $268,367)		265,343

Total Investments in Securities— 97.6% (Cost $559,407,514)		$556,912,857

Percentages are based on Net Assets of $570,853,014.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JANUARY 31, 2024 (Unaudited)

A list of the open futures contracts held by the Fund at January 31, 2024, is as follows:

Type of Contract	Number of Contracts		Notional Amount	Value	Unrealized Appreciation

Long Contracts U.S. 5-Year Treasury Note	1,000	Mar-2024	$99,413,363	$101,345,234	$1,931,871

‡	Real Estate Investment Trust.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”.

The total value of these securities at January 31, 2024 was $174,730,507 and represented 30.6% of Net Assets.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security’s effective yield at the time of purchase..

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

ICE— Intercontinental Exchange

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFRRATE — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.5%

	Shares	Value
COMMUNICATION SERVICES — 9.2%
Alphabet, Cl A *	512,360	$71,781,636
Alphabet, Cl C *	431,216	61,146,429
AT&T	703,121	12,438,211
Charter Communications, Cl A *	8,707	3,227,772
Comcast, Cl A	347,705	16,182,191
Electronic Arts	21,187	2,914,907
Fox, Cl A	21,386	690,768
Fox, Cl B	11,442	343,374
Interpublic Group of	33,179	1,094,575
Match Group *	23,504	902,084
Meta Platforms, Cl A *	192,166	74,971,643
Netflix *	37,893	21,375,820
News, Cl A	32,932	811,444
News, Cl B	9,937	254,089
Omnicom Group	17,090	1,544,594
Paramount Global, Cl B	41,780	609,570
Take-Two Interactive Software *	13,691	2,258,057
T-Mobile US	76,684	12,363,761
Verizon Communications	527,495	22,339,413
Walt Disney	158,395	15,213,840
Warner Bros Discovery *	192,127	1,925,113

		324,389,291

CONSUMER DISCRETIONARY — 10.1%
Airbnb, Cl A *	37,632	5,424,276
Amazon.com *	787,323	122,192,530
Aptiv *	24,437	1,987,461
AutoZone *	1,526	4,215,010
Bath & Body Works	19,727	841,554
Best Buy	16,795	1,217,469
Booking Holdings *	3,020	10,592,559
BorgWarner	20,342	689,594
CarMax *	13,761	979,508
Carnival *	87,222	1,446,141
Chipotle Mexican Grill, Cl A *	2,376	5,723,238
Darden Restaurants	10,415	1,693,271
Domino’s Pizza	3,019	1,286,758
DR Horton	26,086	3,727,950
eBay	44,975	1,847,123
Etsy *	10,407	692,690
Expedia Group *	11,541	1,711,877
Ford Motor	340,317	3,988,515
Garmin	13,249	1,583,123
General Motors	118,516	4,598,421
Genuine Parts	12,136	1,701,831
Hasbro	11,285	552,401
Hilton Worldwide Holdings	22,198	4,238,930
Home Depot	86,582	30,559,983
Lennar, Cl A	21,653	3,244,702
LKQ	23,120	1,079,010
Lowe’s	49,956	10,632,635

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Lululemon Athletica *	9,968	$4,523,678
Marriott International, Cl A	21,355	5,119,434
McDonald’s	62,798	18,382,231
Mohawk Industries *	4,575	476,944
NIKE, Cl B	105,971	10,759,236
Norwegian Cruise Line Holdings *	36,871	656,304
NVR *	275	1,945,705
O’Reilly Automotive *	5,121	5,239,039
Pool	3,348	1,242,945
PulteGroup	18,662	1,951,299
Ralph Lauren, Cl A	3,441	494,368
Ross Stores	29,312	4,111,887
Starbucks	98,885	9,199,272
Tapestry	19,810	768,430
Tesla *	239,442	44,845,092
TJX	98,998	9,395,900
Tractor Supply	9,358	2,101,807
Ulta Beauty *	4,261	2,139,235
VF	28,570	470,262
Whirlpool	4,748	520,001
Yum! Brands	24,264	3,141,945

		355,933,574

CONSUMER STAPLES — 7.1%
Archer-Daniels-Midland	46,149	2,564,961
Brown-Forman, Cl B	15,873	871,428
Bunge Global	12,576	1,107,820
Campbell Soup	16,987	758,130
Clorox	10,734	1,559,113
Coca-Cola	579,128	34,452,325
Colgate-Palmolive	71,260	6,000,092
Conagra Brands	41,410	1,207,101
Constellation Brands, Cl A	13,990	3,428,669
Costco Wholesale	46,963	32,633,649
Dollar General	18,998	2,509,066
Dollar Tree *	18,092	2,363,177
Estee Lauder, Cl A	20,109	2,654,187
General Mills	50,260	3,262,377
Hershey	12,974	2,510,988
Hormel Foods	25,117	762,803
J M Smucker	9,187	1,208,550
Kellanova	22,794	1,248,199
Kenvue	149,181	3,096,998
Keurig Dr Pepper	116,100	3,650,184
Kimberly-Clark	29,252	3,538,614
Kraft Heinz	90,856	3,373,483
Kroger	57,242	2,641,146
Lamb Weston Holdings	12,545	1,285,110
McCormick	21,761	1,483,230
Molson Coors Beverage, Cl B	16,028	990,370
Mondelez International, Cl A	150,028	11,292,608

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Monster Beverage *	63,908	$3,516,218
PepsiCo	183,147	30,865,764
Procter & Gamble	226,601	35,608,081
Sysco	43,618	3,530,005
Target	39,957	5,557,220
Tyson Foods, Cl A	24,677	1,351,312
Walgreens Boots Alliance	62,037	1,400,175
Walmart	219,991	36,353,513

		250,636,666

ENERGY — 4.0%
APA	26,552	831,874
Baker Hughes, Cl A	87,131	2,483,233
Chevron	169,031	24,920,240
ConocoPhillips	102,802	11,500,460
Coterra Energy	65,139	1,620,658
Devon Energy	55,480	2,331,270
Diamondback Energy	15,493	2,381,894
EOG Resources	50,478	5,743,892
Equities	35,600	1,260,240
Exxon Mobil	389,847	40,080,170
Halliburton	77,513	2,763,338
Hess	23,929	3,362,743
Kinder Morgan	167,414	2,832,645
Marathon Oil	50,641	1,157,147
Marathon Petroleum	32,867	5,442,775
Occidental Petroleum	57,187	3,292,256
ONEOK	50,396	3,439,527
Phillips 66	38,083	5,495,758
Pioneer Natural Resources	20,195	4,641,417
Schlumberger	123,642	6,021,365
Targa Resources	19,300	1,639,728
Valero Energy	29,470	4,093,383
Williams	105,347	3,651,327

		140,987,340

FINANCIALS — 13.4%
Aflac	46,044	3,883,351
Allstate	22,652	3,516,723
American Express	49,834	10,003,677
American International Group	60,726	4,221,064
Ameriprise Financial	8,760	3,388,631
Aon, Cl A	17,331	5,172,090
Arch Capital Group *	32,300	2,662,489
Arthur J Gallagher	18,688	4,338,606
Assurant	4,552	764,508
Bank of America	596,069	20,272,307
Bank of New York Mellon	66,595	3,693,359
Berkshire Hathaway, Cl B *	186,174	71,442,411
BlackRock, Cl A	12,104	9,372,248
Blackstone	61,505	7,654,297
Brown & Brown	20,400	1,582,224
Capital One Financial	32,966	4,460,959

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Cboe Global Markets	9,137	$1,679,837
Charles Schwab	128,849	8,107,179
Chubb	35,315	8,652,175
Cincinnati Financial	13,582	1,504,886
Citigroup	165,681	9,306,302
Citizens Financial Group	40,349	1,319,412
CME Group, Cl A	31,161	6,414,180
Comerica	11,457	602,409
Discover Financial Services	21,645	2,283,980
Everest Group	3,757	1,446,332
Eversource Energy	34,769	1,885,175
FactSet Research Systems	3,288	1,564,825
Fidelity National Information Services	51,327	3,195,619
Fifth Third Bancorp	58,926	2,017,626
Fiserv *	51,953	7,370,572
FleetCor Technologies *	6,250	1,812,063
Franklin Resources	24,360	648,707
Global Payments	22,539	3,002,871
Globe Life	7,414	910,587
Goldman Sachs Group	28,229	10,840,218
Hartford Financial Services Group	26,049	2,265,221
Huntington Bancshares	125,351	1,595,718
Intercontinental Exchange	49,544	6,308,438
Invesco	38,886	615,565
Jack Henry & Associates	6,304	1,045,392
JPMorgan Chase	250,294	43,641,262
KeyCorp	81,067	1,177,904
Loews	15,843	1,154,321
M&T Bank	14,366	1,983,945
MarketAxess Holdings	3,281	739,898
Marsh & McLennan	42,681	8,273,285
Mastercard, Cl A	71,693	32,206,646
MetLife	53,829	3,731,426
Moody’s	13,623	5,340,761
Morgan Stanley	109,415	9,545,365
MSCI, Cl A	6,846	4,098,153
Nasdaq	29,417	1,699,420
Northern Trust	17,936	1,428,423
PayPal Holdings *	93,299	5,723,894
PNC Financial Services Group	34,481	5,213,872
Principal Financial Group	18,939	1,498,075
Progressive	50,642	9,026,937
Prudential Financial	31,248	3,278,853
Raymond James Financial	16,267	1,792,298
Regions Financial	80,480	1,502,562
S&P Global	28,051	12,576,666
State Street	26,676	1,970,556
Synchrony Financial	35,861	1,393,917
T Rowe Price Group	19,344	2,097,857
Travelers	19,770	4,178,587

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Truist Financial	115,434	$4,277,984
US Bancorp	134,738	5,597,017
Visa, Cl A	138,003	37,710,700
W R Berkley	17,645	1,444,773
Wells Fargo	314,435	15,778,348
Willis Towers Watson	8,938	2,201,429
Zions Bancorp	12,809	536,697

		475,646,064

HEALTH CARE — 10.7%
Align Technology *	6,166	1,648,295
Baxter International	85,500	3,307,995
Boston Scientific *	304,945	19,290,821
Cardinal Health	49,009	5,351,293
Cencora, Cl A	39,895	9,282,769
Centene *	107,000	8,058,170
Cigna Group	48,653	14,642,120
CVS Health	260,099	19,343,563
DaVita *	5,287	571,842
DENTSPLY SIRONA	35,040	1,217,640
Dexcom *	33,445	4,058,551
Edwards Lifesciences *	103,734	8,140,007
Elevance Health	47,063	23,222,767
GE HealthCare Technologies	86,900	6,374,984
Gilead Sciences	402,100	31,468,346
Henry Schein *	33,750	2,525,850
Hologic *	75,051	5,586,796
Humana	24,918	9,420,499
IDEXX Laboratories *	8,418	4,335,943
Incyte *	226,258	13,297,183
Insulet *	6,044	1,153,618
Intuitive Surgical *	36,135	13,666,980
IQVIA Holdings *	107,176	22,317,258
Laboratory Corp of America Holdings	21,722	4,828,800
McKesson	30,009	15,001,199
Medtronic	234,390	20,518,501
Mettler-Toledo International *	15,273	18,284,683
Molina Healthcare *	12,604	4,492,570
Quest Diagnostics	27,580	3,542,099
ResMed	20,113	3,825,493
STERIS	20,908	4,577,807
Stryker	60,033	20,139,871
Teleflex	8,298	2,015,003
West Pharmaceutical Services	38,185	14,244,150
Zimmer Biomet Holdings	50,540	6,347,824
Zoetis, Cl A	176,489	33,146,399

		379,247,689

INDUSTRIALS — 7.7%
3M	60,392	5,697,985
A O Smith	10,656	827,012
Allegion	7,599	941,440

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
American Airlines Group *	56,576	$805,077
AMETEK	32,096	5,201,157
Automatic Data Processing	37,060	9,108,607
Axon Enterprise *	6,097	1,518,519
Broadridge Financial Solutions .	10,184	2,079,573
Builders FirstSource *	10,682	1,855,784
Carrier Global	72,586	3,971,180
Caterpillar	45,639	13,705,848
CH Robinson Worldwide	10,072	846,955
Cintas	7,494	4,530,648
Copart *	75,592	3,631,440
CSX	171,082	6,107,627
Cummins	14,757	3,531,350
Dayforce *	13,470	936,434
Deere	30,372	11,953,812
Dover	14,035	2,102,162
Eaton	49,162	12,097,785
Emerson Electric	73,983	6,786,461
Equifax	10,666	2,606,130
Expeditors International of Washington	12,585	1,589,863
Fastenal	73,029	4,982,769
FedEx	20,022	4,831,108
Fortive	39,250	3,068,565
Generac Holdings *	5,318	604,497
General Electric	109,434	14,491,250
Howmet Aerospace	33,809	1,902,094
Hubbell, Cl B	4,642	1,557,716
IDEX	6,542	1,383,633
Illinois Tool Works	35,658	9,303,172
Ingersoll Rand	35,043	2,798,534
JB Hunt Transport Services	7,053	1,417,512
Johnson Controls International	64,324	3,389,232
Masco	19,391	1,304,820
Nordson	6,162	1,551,099
Norfolk Southern	19,575	4,604,823
Old Dominion Freight Line	7,745	3,028,450
Otis Worldwide	56,900	5,032,236
PACCAR	67,000	6,726,130
Parker-Hannifin	11,878	5,517,331
Paychex	27,829	3,387,624
Paycom Software	4,245	807,569
Pentair	14,288	1,045,453
Quanta Services	13,794	2,676,726
Republic Services, Cl A	17,703	3,029,337
Robert Half	9,119	725,325
Rockwell Automation	9,926	2,514,057
Rollins	24,270	1,051,134
Snap-on	4,858	1,408,480
Southwest Airlines	51,571	1,541,457
Stanley Black & Decker	13,271	1,238,184
Trane Technologies	23,214	5,851,089

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
TransDigm Group	7,444	$8,133,910
Uber Technologies *	178,100	11,624,587
Union Pacific	52,777	12,873,894
United Airlines Holdings *	28,438	1,176,764
United Parcel Service, Cl B	62,606	8,883,791
United Rentals	5,867	3,669,222
Veralto	19,000	1,457,110
Verisk Analytics, Cl A	12,554	3,032,168
Waste Management	32,786	6,086,065
Westinghouse Air Brake Technologies	17,092	2,248,794
WW Grainger	3,852	3,450,005
Xylem	23,900	2,687,316

		270,527,881

INFORMATION TECHNOLOGY — 30.3%
Accenture, Cl A	54,337	19,772,148
Adobe *	39,418	24,351,652
Advanced Micro Devices *	139,879	23,456,310
Akamai Technologies *	13,056	1,608,891
Amphenol, Cl A	51,764	5,233,340
Analog Devices	46,927	9,026,878
ANSYS *	7,513	2,462,987
Apple	1,294,700	238,742,680
Applied Materials	72,424	11,899,263
Arista Networks *	21,813	5,642,587
Autodesk *	18,504	4,696,500
Broadcom	41,776	49,295,680
Cadence Design Systems *	23,550	6,793,233
CDW	11,596	2,629,045
Cisco Systems	350,650	17,595,617
Cognizant Technology Solutions, Cl A	43,401	3,347,085
Enphase Energy *	11,820	1,230,817
EPAM Systems *	4,995	1,389,159
F5 *	5,168	949,362
Fair Isaac *	2,139	2,564,297
First Solar *	9,249	1,353,129
Fortinet *	55,215	3,560,815
Gartner *	6,747	3,086,348
Gen Digital	48,848	1,146,951
Hewlett Packard Enterprise	111,019	1,697,481
HP	75,323	2,162,523
Intel	364,966	15,722,735
International Business Machines	79,055	14,519,241
Intuit	24,264	15,318,591
Jabil	11,075	1,387,587
Juniper Networks	27,599	1,020,059
Keysight Technologies *	15,371	2,355,759
KLA	11,766	6,989,475
Lam Research	11,408	9,413,539
Microchip Technology	46,828	3,988,809

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Micron Technology	95,046	$8,150,194
Microsoft	703,764	279,802,491
Monolithic Power Systems	4,147	2,499,480
Motorola Solutions	14,366	4,589,937
NetApp	18,115	1,579,628
NVIDIA	213,844	131,571,798
NXP Semiconductors	22,312	4,698,238
ON Semiconductor *	37,300	2,653,149
Oracle	137,556	15,365,005
Palo Alto Networks *	26,904	9,107,273
PTC *	10,286	1,858,166
Qorvo *	8,426	840,409
QUALCOMM	100,144	14,872,385
Roper Technologies	9,247	4,965,639
Salesforce *	84,239	23,678,741
Seagate Technology Holdings	16,813	1,440,538
ServiceNow *	17,748	13,584,319
Skyworks Solutions	13,797	1,441,235
Synopsys *	13,165	7,021,553
TE Connectivity	26,901	3,825,053
Teledyne Technologies *	4,084	1,709,031
Teradyne	13,233	1,278,175
Texas Instruments	94,089	15,065,531
Trimble *	21,500	1,093,490
Tyler Technologies *	3,642	1,539,656
VeriSign *	7,689	1,529,188
Western Digital *	28,047	1,605,691
Zebra Technologies, Cl A *	4,446	1,065,039

		1,074,841,605

MATERIALS — 2.4%
Air Products and Chemicals	19,906	5,090,163
Albemarle	10,158	1,165,529
Amcor	125,135	1,180,023
Avery Dennison	6,971	1,390,366
Ball	27,268	1,512,011
Celanese, Cl A	8,669	1,268,188
CF Industries Holdings	16,504	1,246,217
Corteva	69,439	3,158,086
Dow	60,728	3,255,021
DuPont de Nemours	37,265	2,302,977
Eastman Chemical	10,237	855,301
Ecolab	21,971	4,355,092
FMC	10,826	608,421
Freeport-McMoRan	124,151	4,927,553
International Flavors & Fragrances	22,144	1,786,578
International Paper	29,930	1,072,392
Linde	56,066	22,697,199
LyondellBasell Industries, Cl A	22,162	2,085,887
Martin Marietta Materials	5,350	2,720,047
Mosaic	28,266	868,049

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
Newmont	99,801	$3,444,133
Nucor	21,280	3,977,870
Packaging Corp of America	7,758	1,286,897
PPG Industries	20,411	2,878,767
Sherwin-Williams	20,384	6,204,482
Steel Dynamics	13,167	1,589,125
Vulcan Materials	11,502	2,599,567
Westrock	22,241	895,423

		86,421,364

REAL ESTATE — 2.3%
Alexandria Real Estate Equities ‡	13,538	1,636,744
American Tower ‡	42,801	8,374,016
AvalonBay Communities ‡	12,293	2,200,570
Boston Properties ‡	12,472	829,388
Camden Property Trust ‡	9,242	867,269
CBRE Group, Cl A *	26,368	2,275,822
CoStar Group *	35,300	2,946,844
Crown Castle International ‡	37,567	4,066,628
Digital Realty Trust ‡	26,215	3,682,159
Equinix ‡	8,127	6,743,541
Equity Residential ‡	29,882	1,798,598
Essex Property Trust ‡	5,556	1,296,048
Extra Space Storage ‡	18,288	2,641,519
Federal Realty Investment Trust ‡	6,359	646,901
Host Hotels & Resorts ‡	61,091	1,174,169
Invitation Homes ‡	49,800	1,639,914
Iron Mountain ‡	25,260	1,705,555
Kimco Realty ‡	53,655	1,083,831
Mid-America Apartment Communities ‡	10,101	1,276,564
Prologis ‡	87,179	11,044,707
Public Storage ‡	13,689	3,876,588
Realty Income ‡	85,630	4,657,416
Regency Centers ‡	14,187	889,099
SBA Communications, Cl A ‡	9,339	2,090,629
Simon Property Group ‡	28,240	3,914,346
UDR ‡	26,183	943,112
Welltower ‡	47,912	4,144,867
Weyerhaeuser ‡	63,169	2,070,048

		80,516,892

UTILITIES — 2.3%
Alliant Energy	22,100	1,075,386
American Water Works	16,854	2,090,233
Atmos Energy	12,854	1,464,585
CenterPoint Energy	54,686	1,527,927
CMS Energy	25,237	1,442,547
Consolidated Edison	52,885	4,807,246
Constellation Energy	27,646	3,372,853
Dominion Energy	105,227	4,810,978

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
Edison International	33,187	$2,239,459
Entergy	20,391	2,034,206
Exelon	166,713	5,803,279
FirstEnergy	48,757	1,788,407
NextEra Energy	304,828	17,872,066
NRG Energy	19,578	1,038,417
PG&E	184,700	3,115,889
Pinnacle West Capital	9,804	675,496
Public Service Enterprise Group	84,546	4,902,823
Sempra	97,014	6,942,322
Southern	204,943	14,247,637

		81,251,756

Total Common Stock

(Cost $1,914,526,149)		3,520,400,122

RIGHTS — 0.0%

	Number of Rights
Abiomed* (A)	5,594	$—

Total Rights

(Cost $–)		—

Total Investments in Securities— 99.5% (Cost $1,914,526,149)		$3,520,400,122

Percentages are based on Net Assets of $3,537,798,239.

A list of the open futures contracts held by the Fund at January 31, 2024, is as follows:

Type of Contract	Number of Contracts		Notional Amount	Value	Unrealized Appreciation

Long Contracts S&P 500 Index E-MINI	50	Mar-2024	$15,939,825	$16,072,650	$132,825

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Expiration date not available.

Cl — Class

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JANUARY 31, 2024 (Unaudited)

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%

	Shares	Value
COMMUNICATION SERVICES — 2.8%
AMC Networks, Cl A *	14,167	$256,281
ATN International	5,263	194,205
Cargurus, Cl A *	39,688	922,349
Cars.com *	28,554	497,696
Cinemark Holdings *	49,564	685,470
Cogent Communications Holdings	20,328	1,569,322
Consolidated Communications Holdings *	38,711	168,006
EchoStar, Cl A *	56,130	751,576
EW Scripps, Cl A *	26,862	214,090
Gogo *	31,932	282,598
John Wiley & Sons, Cl A	19,159	648,341
Lumen Technologies *	470,955	574,565
Madison Square Garden Sports *	7,512	1,390,471
Marcus	11,055	150,127
QuinStreet *	24,332	308,286
Scholastic	12,376	475,733
Shenandoah Telecommunications	24,165	495,141
Shutterstock	11,075	520,193
TechTarget *	11,836	404,436
Telephone and Data Systems	45,772	879,280
Thryv Holdings *	13,877	283,646
TripAdvisor *	49,528	1,069,805
Yelp, Cl A *	30,978	1,354,668

		14,096,285

CONSUMER DISCRETIONARY — 14.4%
Abercrombie & Fitch, Cl A *	22,933	2,336,873
Academy Sports & Outdoors	33,695	2,113,687
Adtalem Global Education *	18,448	931,255
Advance Auto Parts	26,792	1,791,045
American Axle & Manufacturing Holdings *	53,067	429,312
American Eagle Outfitters	84,303	1,670,886
America’s Car-Mart *	2,637	160,567
Asbury Automotive Group *	9,263	1,936,523
BJ’s Restaurants *	11,204	387,771
Bloomin’ Brands	40,910	1,089,024
Boot Barn Holdings *	13,695	982,479
Brinker International *	20,887	893,755
Buckle	13,438	499,759
Caleres	15,274	479,145
Cavco Industries *	3,741	1,241,713
Century Communities	13,800	1,196,460
Cheesecake Factory	21,927	753,631
Chuy’s Holdings *	8,390	283,666
Cracker Barrel Old Country Store	10,344	800,108
Dana	57,852	784,473

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Dave & Buster’s Entertainment *	16,298	$872,432
Designer Brands, Cl A	20,912	179,216
Dine Brands Global	7,315	341,245
Dorman Products *	12,757	1,038,547
Ethan Allen Interiors	12,793	372,660
Foot Locker	37,220	1,048,115
Frontdoor *	37,134	1,216,510
Gentherm *	14,779	711,609
G-III Apparel Group *	20,151	606,344
Green Brick Partners *	12,958	676,019
Group 1 Automotive	6,222	1,618,093
Guess?	12,357	276,055
Hanesbrands *	169,281	761,765
Haverty Furniture	6,046	204,959
Hibbett	5,761	383,971
Installed Building Products	11,098	2,162,445
iRobot *	14,805	201,348
Jack in the Box	9,478	739,000
Kohl’s	50,091	1,290,344
Kontoor Brands	24,387	1,429,566
La-Z-Boy, Cl Z	21,552	750,225
LCI Industries	11,400	1,268,592
Leslie’s *	83,531	560,493
LGI Homes *	9,862	1,163,815
M *	13,497	1,719,788
MarineMax *	8,947	250,516
MDC Holdings	28,609	1,790,351
Meritage Homes	17,277	2,861,244
Mister Car Wash *	45,130	374,579
Monro	14,193	452,189
Movado Group	8,667	239,036
National Vision Holdings *	35,633	677,383
ODP *	14,986	766,384
Oxford Industries	7,547	716,437
Papa John’s International	15,054	1,106,168
Patrick Industries	9,366	940,253
Perdoceo Education	30,392	550,095
Phinia	21,185	640,634
Sabre *	176,734	724,609
Sally Beauty Holdings *	48,948	603,039
Shake Shack, Cl A *	17,456	1,318,975
Shoe Carnival	8,073	205,862
Signet Jewelers	20,240	2,013,475
Six Flags Entertainment *	33,504	844,636
Sonic Automotive, Cl A	6,717	339,612
Sonos *	61,307	955,163
Standard Motor Products	8,386	338,375
Steven Madden	34,213	1,432,840
Strategic Education	10,000	940,600
Stride *	18,452	1,106,197
Topgolf Callaway Brands *	67,981	895,310

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Tri Pointe Homes *	46,883	$1,618,870
Upbound Group, Cl A	20,480	679,936
Urban Outfitters *	25,474	968,012
Victoria’s Secret *	35,542	925,869
Winnebago Industries	13,464	884,854
Wolverine World Wide	40,548	338,981
Worthington Enterprises	15,652	892,790
XPEL *	9,681	517,450

		72,266,012

CONSUMER STAPLES — 3.7%
Andersons	15,214	801,930
B&G Foods	38,381	386,113
Calavo Growers	9,441	246,316
Cal-Maine Foods	19,765	1,095,376
Central Garden & Pet *	4,620	216,678
Central Garden & Pet, Cl A *	18,968	782,999
Chefs’ Warehouse *	17,483	556,309
Edgewell Personal Care	23,293	863,006
Energizer Holdings	31,152	985,026
Fresh Del Monte Produce	16,383	402,694
Hain Celestial Group *	43,231	463,004
Inter Parfums	8,434	1,173,591
J & J Snack Foods	7,502	1,194,543
John B Sanfilippo & Son	4,643	497,405
Medifast	5,394	294,782
MGP Ingredients	7,931	673,738
National Beverage *	12,768	590,392
Nu Skin Enterprises, Cl A	22,682	420,978
PriceSmart	12,032	914,673
Simply Good Foods *	43,162	1,631,524
SpartanNash	16,723	375,097
Tootsie Roll Industries	9,291	302,794
TreeHouse Foods *	24,062	1,013,010
United Natural Foods *	28,092	418,852
USANA Health Sciences *	5,385	252,126
WD-40	6,253	1,619,402
WK Kellogg	32,972	428,306

		18,600,664

ENERGY — 4.5%
Archrock	74,397	1,215,647
Bristow Group *	13,526	356,816
California Resources	33,886	1,615,685
Callon Petroleum *	29,419	944,938
Comstock Resources	49,835	389,211
Core Laboratories	27,274	430,111
CVR Energy	17,280	582,854
Dorian LPG	20,580	770,515
Dril-Quip *	18,216	365,595
Green Plains *	32,722	678,327
Helix Energy Solutions Group *	70,854	666,028
Helmerich & Payne	48,840	1,966,298

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Liberty Energy, Cl A	81,128	$1,686,651
Nabors Industries *	4,657	393,889
Northern Oil and Gas	48,076	1,610,546
Oil States International *	36,999	228,284
Par Pacific Holdings *	31,366	1,147,682
Patterson-UTI Energy	153,871	1,706,427
ProPetro Holding *	49,281	416,917
REX American Resources *	10,046	415,804
RPC	50,136	366,494
SM Energy	57,977	2,149,787
Talos Energy *	65,355	847,654
US Silica Holdings *	43,144	462,504
Vital Energy *	13,902	609,325
World Kinect	31,814	718,042

		22,742,031

FINANCIALS — 18.4%
Ambac Financial Group *	20,282	329,582
American Equity Investment Life Holding *	28,102	1,551,511
Ameris Bancorp	29,218	1,450,382
AMERISAFE	8,608	429,023
Apollo Commercial Real Estate Finance ‡	58,541	653,318
Arbor Realty Trust ‡,(A)	85,173	1,132,801
ARMOUR Residential REIT ‡,(A)	21,988	418,868
Artisan Partners Asset Management, Cl A	31,767	1,331,037
Assured Guaranty	24,468	1,985,089
Atlantic Union Bankshares	33,768	1,153,515
Axos Financial *	23,129	1,282,040
B Riley Financial (A)	8,268	193,637
Banc of California	58,923	811,959
BancFirst	6,532	578,147
Bancorp *	24,153	1,054,037
Bank of Hawaii (A)	17,894	1,131,438
BankUnited	33,496	946,597
Banner	15,476	720,872
Berkshire Hills Bancorp	19,240	461,760
Blackstone Mortgage Trust, Cl A ‡	77,558	1,530,995
Bread Financial Holdings	22,261	807,406
Brightsphere Investment Group	14,638	323,793
Brookline Bancorp	39,879	431,491
Capitol Federal Financial	56,732	359,681
Cathay General Bancorp	32,702	1,346,341
Central Pacific Financial	12,207	235,229
City Holding	6,684	683,172
Community Bank System	24,031	1,099,899
Customers Bancorp *	12,885	688,574
CVB Financial	59,585	999,240
Dime Community Bancshares	15,679	357,638
Donnelley Financial Solutions *	11,427	709,845

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Eagle Bancorp	13,430	$332,930
Ellington Financial ‡	35,226	430,109
Employers Holdings	11,543	481,574
Encore Capital Group *	10,646	533,152
Enova International *	13,748	748,304
EVERTEC	29,793	1,196,487
EZCORP, Cl A *	23,482	201,945
FB Financial	15,844	590,189
First BanCorp Puerto Rico	77,672	1,295,569
First Bancorp Southern Pines	18,524	640,189
First Commonwealth Financial .	46,023	644,782
First Financial Bancorp	42,818	959,980
First Hawaiian	57,443	1,245,939
Franklin BSP Realty Trust ‡	37,055	475,045
Fulton Financial	73,909	1,152,241
Genworth Financial, Cl A *	203,014	1,252,596
Goosehead Insurance, Cl A *	11,439	883,091
Green Dot, Cl A *	20,241	182,371
Hanmi Financial	13,613	228,018
Hannon Armstrong Sustainable Infrastructure Capital ‡	50,944	1,211,958
HCI Group	2,948	264,347
Heritage Financial	15,662	315,589
Hilltop Holdings	20,852	656,629
Hope Bancorp	54,152	600,004
Horace Mann Educators	18,411	678,077
Independent Bank	19,740	1,107,217
Independent Bank Group	16,175	782,061
Jackson Financial, Cl A	32,151	1,609,801
KKR Real Estate Finance Trust ‡	26,315	322,096
Lakeland Financial	11,459	767,295
Lincoln National	76,754	2,106,897
Mercury General	11,964	479,158
Moelis, Cl A	30,571	1,680,488
Mr Cooper Group *	29,663	1,998,100
National Bank Holdings, Cl A	17,030	596,050
Navient	38,160	657,115
NBT Bancorp	21,205	754,262
NCR Atleos *	31,177	698,053
New York Mortgage Trust ‡	40,695	319,049
NMI Holdings, Cl A *	36,498	1,165,016
Northfield Bancorp	17,807	214,218
Northwest Bancshares	57,276	708,504
OFG Bancorp	21,201	779,561
Pacific Premier Bancorp	43,168	1,095,172
Palomar Holdings *	11,459	686,050
Park National	6,460	844,193
Pathward Financial	11,807	611,366
Payoneer Global *	122,496	573,281
PennyMac Mortgage Investment Trust ‡	39,137	561,225
Piper Sandler	6,843	1,187,192

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
PJT Partners	10,098	$971,125
PRA Group *	18,270	416,008
Preferred Bank	5,608	402,879
ProAssurance	22,873	307,871
PROG Holdings *	21,268	651,652
Provident Financial Services	34,070	563,859
Radian Group	68,943	1,997,968
Ready Capital ‡	71,367	668,709
Redwood Trust ‡	53,403	358,334
Renasant	25,285	799,765
S&T Bancorp	17,246	574,982
Safety Insurance Group	6,676	556,178
Seacoast Banking Corp of Florida	38,329	941,360
ServisFirst Bancshares	22,055	1,480,773
Simmons First National, Cl A	56,343	1,071,080
SiriusPoint *	40,735	480,673
Southside Bancshares	12,874	402,956
Stellar Bancorp	21,147	529,307
Stewart Information Services	12,329	760,206
StoneX Group *	12,085	794,556
Tompkins Financial	5,603	276,732
Triumph Financial *	9,760	689,544
Trupanion *,(A)	16,884	459,245
TrustCo Bank NY	8,600	248,540
Trustmark	27,514	742,603
Two Harbors Investment ‡	43,392	540,658
United Community Banks	53,557	1,464,248
United Fire Group	9,596	215,046
Veritex Holdings	24,509	514,934
Virtus Investment Partners	3,083	727,927
WaFd	29,150	846,516
Walker & Dunlop	15,321	1,479,855
Westamerica BanCorp	12,018	573,499
WisdomTree	49,834	337,376
World Acceptance *	1,714	225,065
WSFS Financial	27,338	1,216,814

		91,982,295

HEALTH CARE — 10.4%
AdaptHealth, Cl A *	39,845	287,681
Addus HomeCare *	7,808	676,173
Agiliti *	19,882	140,963
Alkermes *	85,542	2,313,911
AMN Healthcare Services *	17,787	1,316,416
Apollo Medical Holdings *	20,027	695,938
Arcus Biosciences *	29,294	443,511
Artivion *	19,836	331,658
Avanos Medical *	22,066	423,447
Catalyst Pharmaceuticals *	57,306	825,206
Certara *	50,966	823,611
Collegium Pharmaceutical *	20,096	662,364

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
CONMED	14,585	$1,394,326
CorVel *	4,439	1,044,674
Cross Country Healthcare *	16,777	356,511
Cytek Biosciences *	54,424	410,901
Cytokinetics *	45,259	3,536,086
Embecta	28,203	483,399
Enhabit *	24,653	248,749
Ensign Group	26,258	2,972,931
Fortrea Holdings *	43,425	1,344,438
Fulgent Genetics *	9,944	244,523
Glaukos *	22,679	2,019,111
Harmony Biosciences Holdings *	19,722	622,032
HealthStream	12,134	323,007
ICU Medical *	9,477	867,430
Innoviva *	36,936	598,363
Integer Holdings *	15,677	1,588,394
Ironwood Pharmaceuticals, Cl A *	75,224	1,067,429
LeMaitre Vascular	9,825	570,243
Ligand Pharmaceuticals *	9,956	727,784
Merit Medical Systems *	26,914	2,107,366
Mesa Laboratories	3,454	316,456
ModivCare *	6,178	245,699
Myriad Genetics *	44,872	959,812
National HealthCare	6,536	608,109
NeoGenomics *	59,834	888,535
OmniAB *	3,296	—
OmniAB *	3,296	—
Omnicell *	21,492	691,398
OraSure Technologies *	37,390	275,564
Owens & Minor *	36,117	711,866
Pacira BioSciences *	26,407	860,604
Patterson	40,572	1,211,480
Phibro Animal Health, Cl A	19,835	214,416
Premier, Cl A	55,614	1,202,375
Prestige Consumer Healthcare *	25,828	1,589,455
Privia Health Group *	48,647	980,724
RadNet *	29,334	1,084,478
Schrodinger *	26,232	693,836
Select Medical Holdings	49,897	1,296,823
Simulations Plus	8,251	312,713
STAAR Surgical *	23,252	651,289
Supernus Pharmaceuticals *	32,049	887,116
Tandem Diabetes Care *	30,650	698,820
UFP Technologies *	3,508	591,133
US Physical Therapy	7,283	671,930
Varex Imaging *	19,942	384,282
Veradigm *	52,002	474,778
Vericel *	25,978	1,116,534
Vir Biotechnology *	45,960	432,024

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Xencor *	33,568	$627,722

		52,148,547

INDUSTRIALS — 17.6%
AAON	31,672	2,222,108
AAR *	16,396	997,205
ABM Industries	29,686	1,210,892
Alamo Group	5,063	1,074,774
Alaska Air Group *	57,642	2,065,313
Albany International, Cl A	14,952	1,329,382
Allegiant Travel	6,838	536,099
American Woodmark *	8,202	748,679
Apogee Enterprises	11,255	594,377
Applied Industrial Technologies	18,252	3,220,748
ArcBest	10,689	1,273,381
Arcosa	23,060	1,805,137
Armstrong World Industries	20,980	2,081,426
Astec Industries	11,365	404,594
AZZ	12,389	773,693
Barnes Group	24,219	801,891
Boise Cascade	18,734	2,537,708
Brady, Cl A	20,481	1,233,571
CoreCivic *	52,220	742,568
CSG Systems International	13,197	663,941
Deluxe	20,338	384,592
DNOW *	53,631	541,137
DXP Enterprises *	7,608	245,130
Dycom Industries *	13,966	1,560,002
Encore Wire	7,526	1,697,113
Enerpac Tool Group, Cl A	26,850	838,525
EnPro Industries	9,871	1,474,530
Enviri *	38,657	332,837
ESCO Technologies	12,365	1,259,623
Federal Signal	28,811	2,217,871
Forrester Research *	5,408	137,796
Forward Air	11,573	513,031
Franklin Electric	18,899	1,781,420
GEO Group *	56,771	631,294
Gibraltar Industries *	14,623	1,183,293
GMS *	19,631	1,652,145
Granite Construction	21,250	958,587
Greenbrier	14,992	681,536
Griffon	19,405	1,130,535
Hayward Holdings *	61,324	767,776
Healthcare Services Group *	34,389	324,632
Heartland Express	20,538	265,967
Heidrick & Struggles International	9,047	271,139
Hillenbrand	33,225	1,547,288
HNI	21,505	875,684
Hub Group, Cl A *	28,082	1,271,553
Insteel Industries	10,230	354,265

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Interface, Cl A	28,359	$351,935
JetBlue Airways *	150,120	797,137
John Bean Technologies	15,267	1,507,769
Kelly Services, Cl A	14,319	294,255
Kennametal	38,656	947,845
Korn Ferry	24,157	1,417,291
Lindsay	5,396	702,074
Liquidity Services *	11,599	202,403
Marten Transport	26,053	481,980
Masterbrand *	61,528	865,699
Matson	15,823	1,772,651
Matthews International, Cl A	14,140	465,206
Mercury Systems *	24,773	734,767
MillerKnoll	34,261	911,000
Mueller Industries	53,975	2,590,800
MYR Group *	8,122	1,168,350
NV5 Global *	5,976	626,823
OPENLANE *	49,339	694,693
PGT Innovations *	27,797	1,145,792
Pitney Bowes	75,677	311,032
Powell Industries	4,730	560,647
Proto Labs *	12,581	454,048
Quanex Building Products	16,893	527,399
Resideo Technologies *	69,409	1,163,989
Resources Connection	14,424	194,147
Rush Enterprises, Cl A	29,884	1,342,090
RXO *	52,658	1,095,286
SkyWest *	18,597	990,476
SPX Technologies *	21,502	2,163,961
Standex International	5,916	873,557
Sun Country Airlines Holdings *	17,797	242,217
SunPower, Cl A *,(A)	47,041	142,534
Tennant	9,309	879,887
Titan International *	27,021	398,830
Trinity Industries	39,352	989,309
Triumph Group *	37,643	609,817
TrueBlue *	14,396	198,377
TTEC Holdings	9,227	188,046
UniFirst	6,800	1,152,056
Verra Mobility, Cl A *	77,078	1,842,935
Vestis	60,430	1,293,202
Viad *	10,372	342,898
Vicor *	11,253	423,900
Wabash National	23,717	600,040

		87,875,938

INFORMATION TECHNOLOGY — 12.2%
A10 Networks	34,303	458,631
ACI Worldwide *	50,651	1,523,076
Adeia	51,733	628,039
ADTRAN Holdings	32,600	204,239
Advanced Energy Industries	16,873	1,757,829

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Alarm.com Holdings *	23,418	$1,424,283
Alpha & Omega Semiconductor *	10,540	270,456
Arlo Technologies *	45,084	400,346
Axcelis Technologies *	15,032	1,954,912
Badger Meter	13,249	1,907,723
Benchmark Electronics	16,013	434,273
Cerence *	19,580	391,992
CEVA *	11,048	212,122
Cohu *	21,684	690,852
Consensus Cloud Solutions *	9,835	213,813
Corsair Gaming *	20,343	258,966
CTS	14,072	577,796
Digi International *	16,262	395,329
Digital Turbine *	45,110	243,143
Diodes *	21,086	1,419,509
DoubleVerify Holdings, Cl Rights *	64,476	2,579,685
DXC Technology *	88,919	1,938,434
Envestnet *	23,241	1,187,615
ePlus *	12,231	923,930
Extreme Networks *	59,831	808,317
Fabrinet *	16,466	3,515,656
FormFactor *	35,683	1,383,430
Harmonic *	51,491	602,445
Ichor Holdings *	13,757	498,003
Insight Enterprises *	12,526	2,314,053
InterDigital	12,127	1,273,941
Itron *	20,674	1,491,422
Knowles *	40,741	664,486
Kulicke & Soffa Industries	25,864	1,301,476
LiveRamp Holdings *	30,632	1,209,351
MaxLinear, Cl A *	34,571	719,768
Methode Electronics	16,160	335,482
N-able *	34,605	449,173
NCR Voyix *	62,497	918,706
NetScout Systems *	31,996	688,234
OSI Systems *	7,068	904,916
PC Connection	5,067	326,872
PDF Solutions *	14,560	454,272
Perficient *	16,443	1,120,262
Photronics *	29,146	851,646
Plexus *	12,370	1,171,686
Progress Software	20,520	1,165,741
Rogers *	7,612	877,435
Sanmina *	25,760	1,540,963
ScanSource *	11,204	439,869
Semtech *	29,856	592,343
SiTime *	8,029	855,651
SMART Global Holdings *	24,574	482,879
SolarEdge Technologies *	25,975	1,727,337
SPS Commerce *	16,922	3,110,264

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
TTM Technologies *	46,024	$640,194
Ultra Clean Holdings *	20,761	793,070
Veeco Instruments *	25,978	828,179
Viasat *	34,043	756,776
Viavi Solutions *	100,785	990,717
Xerox Holdings	50,924	940,057
Xperi *	21,767	232,472

		60,974,537

MATERIALS — 5.6%
AdvanSix	12,096	306,996
Alpha Metallurgical Resources	5,440	2,171,866
ATI *	58,284	2,382,067
Balchem	14,609	2,047,597
Carpenter Technology	22,632	1,393,905
Century Aluminum *	25,539	284,760
Clearwater Paper *	7,433	245,066
Compass Minerals International	15,289	343,850
Hawkins	8,780	584,485
Haynes International	5,894	328,119
HB Fuller	24,363	1,845,984
Ingevity *	15,623	680,538
Innospec	11,193	1,299,619
Kaiser Aluminum	7,405	480,584
Koppers Holdings	9,655	493,757
Materion	9,367	1,095,658
Mativ Holdings	24,323	292,606
Mercer International	19,674	166,442
Minerals Technologies	14,649	957,312
Myers Industries	17,056	319,800
O-I Glass, Cl I *	70,152	1,021,413
Olympic Steel	4,732	319,788
Quaker Chemical	6,339	1,204,030
Sealed Air	65,722	2,270,695
Sensient Technologies	19,019	1,179,749
Stepan	9,569	854,225
SunCoke Energy	37,890	388,372
Sylvamo	16,537	767,813
TimkenSteel *	17,696	363,653
Warrior Met Coal	23,858	1,530,968
Worthington Steel *	14,487	433,886

		28,055,603

REAL ESTATE — 7.5%
Acadia Realty Trust ‡	42,990	733,409
Alexander & Baldwin ‡	32,718	566,676
American Assets Trust ‡	22,303	500,256
Anywhere Real Estate *	51,602	367,406
Apple Hospitality REIT ‡	96,598	1,551,364
Armada Hoffler Properties ‡	30,403	363,620
Brandywine Realty Trust ‡	78,090	370,147
CareTrust REIT ‡	55,488	1,160,809
Centerspace ‡	6,822	373,573

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Chatham Lodging Trust ‡	22,066	$231,693
Cushman & Wakefield *	76,556	805,369
DiamondRock Hospitality ‡	96,861	885,310
Douglas Emmett ‡	76,317	1,034,095
Easterly Government Properties, Cl A ‡	42,954	527,475
Elme Communities ‡	39,620	573,698
Essential Properties Realty Trust ‡	70,656	1,760,041
eXp World Holdings (A)	36,865	456,389
Four Corners Property Trust ‡	41,076	961,589
Getty Realty ‡	21,811	603,292
Global Net Lease ‡	88,693	749,456
Highwoods Properties ‡	48,069	1,104,145
Hudson Pacific Properties ‡	59,643	488,476
Innovative Industrial Properties, Cl A ‡	13,142	1,225,229
JBG SMITH Properties ‡	39,257	628,112
Kennedy-Wilson Holdings	53,432	558,364
LTC Properties ‡	18,918	589,674
LXP Industrial Trust ‡	133,252	1,211,261
Macerich ‡	99,552	1,571,926
Marcus & Millichap	10,758	409,772
NexPoint Residential Trust ‡	11,020	336,661
Outfront Media ‡	68,029	885,738
Pebblebrook Hotel Trust ‡	55,105	838,698
Phillips Edison ‡	54,584	1,894,611
Retail Opportunity Investments ‡	57,134	776,451
Safehold ‡	21,133	419,695
Saul Centers ‡	6,249	239,087
Service Properties Trust ‡	78,737	608,637
SITE Centers ‡	82,778	1,102,603
SL Green Realty ‡	29,582	1,329,711
St. Joe	16,423	906,550
Summit Hotel Properties ‡	48,276	312,828
Sunstone Hotel Investors ‡	93,526	997,922
Tanger ‡	50,563	1,360,145
Uniti Group ‡	113,974	599,503
Urban Edge Properties ‡	54,943	948,866
Veris Residential ‡	37,450	571,112
Whitestone REIT, Cl B ‡	21,537	278,258
Xenia Hotels & Resorts ‡	48,322	644,132

		37,413,834

UTILITIES — 1.9%
American States Water	18,874	1,408,000
Avista	38,519	1,310,031
California Water Service Group	28,706	1,299,521
Chesapeake Utilities	11,251	1,139,501
Clearway Energy, Cl A	20,796	467,078
Clearway Energy, Cl C	44,293	1,073,662
Middlesex Water	9,792	548,058

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
Northwest Natural Holding	19,248	$709,481
SJW Group	15,125	900,543
Unitil	9,272	440,606

		9,296,481

Total Common Stock

(Cost $413,624,329)		495,452,227

RIGHTS — 0.0%

	Number of Rights
Toriba Therapeutics * (B)(C)	2,044	$—

Total Rights

(Cost $122)		—

SHORT-TERM INVESTMENT — 0.5%

	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (D) (Cost $2,701,910)	2,701,910	$2,701,910

Total Short-Term Investment

(Cost $2,701,910)		2,701,910

Total Investments in Securities— 99.5%
(Cost $416,326,361)		$498,154,137

Percentages are based on Net Assets of $500,875,729.

A list of the open futures contracts held by the Fund at January 31, 2024, is as follows:

Type of Contract	Number of Contracts		Notional Amount	Value	Unrealized Appreciation

Long Contracts Russell 2000 Index E-MINI	50	Mar-2024	$5,073,350	$5,183,135	$109,785

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $2,647,041
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2024, was $2,701,910.

Cl — Class

REIT — Real Estate investment Trust

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.5%

	Shares	Value
COMMUNICATION SERVICES — 10.6%
Alphabet, Cl A *	25,000	$3,502,500
Alphabet, Cl C *	250,768	35,558,903
Charter Communications, Cl A *	15,700	5,820,147
Comcast, Cl A	150,500	7,004,270
EchoStar, Cl A *	26,140	350,019
Fox, Cl A	56,100	1,812,030
Fox, Cl B	55,033	1,651,540
Meta Platforms, Cl A *	23,145	9,029,790
Netflix *	9,654	5,445,918
News, Cl A	29,775	733,656
Take-Two Interactive Software *	5,088	839,164
T-Mobile US	20,000	3,224,600
Walt Disney	100,674	9,669,738
ZoomInfo Technologies, Cl A *	105,231	1,687,905

		86,330,180

CONSUMER DISCRETIONARY — 9.0%
Airbnb, Cl A *	18,120	2,611,817
Amazon.com *	201,473	31,268,610
Booking Holdings *	1,200	4,208,964
Chipotle Mexican Grill, Cl A *	1,709	4,116,588
Gap	88,000	1,644,720
Hilton Worldwide Holdings	13,589	2,594,955
Honda Motor ADR	60,200	2,016,098
Lululemon Athletica *	6,572	2,982,505
NIKE, Cl B	103,438	10,502,060
Ross Stores	12,686	1,779,592
Starbucks	42,024	3,909,493
Tesla *	5,678	1,063,433
TJX	31,183	2,959,578
VF	74,700	1,229,562

		72,887,975

CONSUMER STAPLES — 2.5%
Anheuser-Busch InBev ADR (A)	75,500	4,661,370
Celsius Holdings *	13,943	695,756
elf Beauty *	4,622	737,347
Freshpet *	12,719	1,095,106
Haleon ADR	268,400	2,200,880
Molson Coors Beverage, Cl B	40,200	2,483,958
PepsiCo	47,312	7,973,491

		19,847,908

ENERGY — 2.4%
Baker Hughes, Cl A	86,000	2,451,000
Cheniere Energy	7,338	1,203,359
ConocoPhillips	24,800	2,774,376
Occidental Petroleum	154,000	8,865,780
Schlumberger	28,256	1,376,067
Williams	72,300	2,505,918

		19,176,500

FINANCIALS — 15.7%
Aegon	240,169	1,388,177

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Ares Management, Cl A	10,905	$1,324,739
Bank of America	141,000	4,795,410
Bank of New York Mellon	105,000	5,823,300
Berkshire Hathaway, Cl B *	17,683	6,785,675
Brighthouse Financial *	18,208	942,628
Capital One Financial	48,500	6,563,020
Charles Schwab	151,900	9,557,548
Fidelity National Information Services	68,100	4,239,906
Fiserv *	63,000	8,937,810
FleetCor Technologies *	12,813	3,714,873
Global Payments	25,471	3,393,501
Goldman Sachs Group	11,000	4,224,110
Mastercard, Cl A	21,598	9,702,470
MetLife	101,500	7,035,980
Moody’s	15,103	5,920,980
MSCI, Cl A	9,316	5,576,744
S&P Global	7,214	3,234,569
State Street	39,800	2,940,026
Tradeweb Markets, Cl A	12,431	1,185,793
Truist Financial	97,000	3,594,820
UBS Group	51,100	1,528,401
Visa, Cl A	54,370	14,857,146
Wells Fargo	217,000	10,889,060

		128,156,686

HEALTH CARE — 10.6%
Align Technology *	4,496	1,201,871
Alnylam Pharmaceuticals *	23,035	3,982,982
Avantor *	114,500	2,632,355
Baxter International	65,700	2,541,933
BioMarin Pharmaceutical *	37,000	3,258,960
Boston Scientific *	33,155	2,097,385
Cigna Group	31,500	9,479,925
CVS Health	70,000	5,205,900
Elanco Animal Health *	145,000	2,137,300
Elevance Health	13,041	6,434,951
Exact Sciences *	14,580	953,532
GE HealthCare Technologies	30,000	2,200,800
Gilead Sciences	65,000	5,086,900
ICON *	23,406	6,105,923
IDEXX Laboratories *	2,810	1,447,375
Incyte *	41,000	2,409,570
Inspire Medical Systems *	4,822	1,016,815
Medtronic	30,000	2,626,200
Mettler-Toledo International *	5,676	6,795,251
Molina Healthcare *	3,109	1,108,172
Stryker	23,619	7,923,702
Veeva Systems, Cl A *	6,171	1,279,927
Zimmer Biomet Holdings	25,600	3,215,360
Zoetis, Cl A	29,631	5,564,998

		86,708,087

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 10.7%
AMETEK	43,154	$6,993,106
Axon Enterprise *	3,684	917,537
Builders FirstSource *	6,708	1,165,381
Carrier Global	70,500	3,857,055
Clean Harbors *	7,816	1,312,775
Copart *	88,195	4,236,888
FedEx	31,900	7,697,151
Fortive	89,984	7,034,949
GXO Logistics *	154,544	8,404,103
HEICO	30,107	5,406,916
Hexcel	15,489	1,028,315
Johnson Controls International	112,000	5,901,280
Mercury Systems *	57,563	1,707,319
Norfolk Southern	16,000	3,763,840
TransDigm Group	11,231	12,271,889
TransUnion	69,396	4,801,509
Uber Technologies *	58,394	3,811,376
Veralto	33,157	2,542,810
Waste Connections	30,446	4,727,046

		87,581,245

INFORMATION TECHNOLOGY — 30.2%
Adobe *	17,478	10,797,559
Amphenol, Cl A	82,525	8,343,278
Analog Devices	42,943	8,260,515
Apple	167,042	30,802,545
ARM Holdings ADR *,(A)	22,208	1,569,439
ASML Holding, Cl G	6,992	6,081,781
Aspen Technology *	6,019	1,155,588
Cadence Design Systems *	7,828	2,258,065
CDW	10,549	2,391,669
Cisco Systems	50,800	2,549,144
Cognizant Technology Solutions, Cl A	45,000	3,470,400
Coherent *	29,500	1,402,430
Gartner *	11,290	5,164,498
Hewlett Packard Enterprise	116,000	1,773,640
HP	71,000	2,038,410
HubSpot *	6,398	3,909,178
Intuit	20,851	13,163,862
Juniper Networks	74,000	2,735,040
KLA	1,432	850,665
Microchip Technology	154,037	13,120,872
Microsoft	132,590	52,715,132
MongoDB, Cl A *	6,785	2,717,528
NVIDIA	23,556	14,493,300
Oracle	80,157	8,953,537
PTC *	8,141	1,470,672
Roper Technologies	12,525	6,725,925
Salesforce *	62,923	17,687,026
SAP ADR	57,568	9,965,021
ServiceNow *	4,783	3,660,908

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Silicon Laboratories *	6,489	$800,483
TE Connectivity	23,000	3,270,370
Workday, Cl A *	9,871	2,873,152

		247,171,632

MATERIALS — 1.8%
Celanese, Cl A	12,600	1,843,254
International Flavors & Fragrances	28,200	2,275,176
Linde	20,040	8,112,793
LyondellBasell Industries, Cl A	29,500	2,776,540

		15,007,763

REAL ESTATE — 2.7%
American Tower ‡	70,262	13,746,760
CoStar Group *	11,765	982,142
Equinix ‡	4,280	3,551,416
SBA Communications, Cl A ‡	4,494	1,006,027
Welltower ‡	29,654	2,565,367

		21,851,712

UTILITIES — 0.3%
Dominion Energy	56,500	2,583,180

Total Common Stock

(Cost $646,905,457)		787,302,868

WARRANTS — 0.1%

	Number of Warrants
Occidental Petroleum, Expires

8/6/2027 *	7,000	$249,760

Total Warrants

(Cost $90,720)		249,760

SHORT-TERM INVESTMENT — 0.5%

	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (B) (Cost $4,471,620)	4,471,620	$4,471,620

Total Short-Term Investment

(Cost $4,471,620)		4,471,620

Total Investments in Securities— 97.1%
(Cost $651,467,797)		$792,024,248

Percentages are based on Net Assets of $815,953,033.

*	Non-income producing security.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JANUARY 31, 2024 (Unaudited)

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $4,379,699.
(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2024, was $4,471,620.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.7%

	Shares	Value
AUSTRALIA — 0.4%
Rio Tinto	37,413	$2,602,269
Sandfire Resources *	518,990	2,457,638

		5,059,907

BELGIUM — 0.7%
Anheuser-Busch InBev	146,546	9,111,521

BRAZIL — 2.7%
Adecoagro	23,718	242,635
Banco do Brasil	510,000	5,835,826
Cia de Saneamento de Minas Gerais Copasa MG	63,500	273,863
Gerdau ADR	244,297	1,033,376
Localiza Rent a Car	191,344	2,107,026
MercadoLibre *	13,228	22,643,823
Petroleo Brasileiro ADR, Cl A	169,456	2,779,078
SLC Agricola	110,600	427,976
Suzano	55,100	577,306
TIM	227,900	803,469

		36,724,378

CANADA — 4.4%
Alimentation Couche-Tard	221,274	13,047,390
Canadian Pacific Kansas City (CAD)	145,057	11,746,354
Canadian Pacific Kansas City (USD)	246,078	19,801,897
Dollarama	69,800	5,154,872
Thomson Reuters	75,995	11,353,888

		61,104,401

CHINA — 3.7%
Agricultural Bank of China, Cl H	1,684,000	652,088
Alibaba Group Holding ADR	65,004	4,691,339
Autohome ADR	19,310	486,612
China Construction Bank, Cl H	6,597,921	3,918,616
China Galaxy Securities, Cl H	1,589,000	778,626
China Railway Group, Cl H	1,786,000	816,878
China State Construction International Holdings	240,000	253,535
China Taiping Insurance Holdings	407,200	338,057
COSCO SHIPPING Holdings, Cl H	1,284,200	1,349,337
Dongfeng Motor Group, Cl H	352,000	135,944
FinVolution Group ADR	79,140	380,663
Gree Electric Appliances of Zhuhai, Cl A	67,700	332,958
Greentown China Holdings (A)	289,000	217,738
Hello Group ADR	44,171	259,284
Hisense Home Appliances Group, Cl A	230,500	801,689
Hisense Visual Technology, Cl A	139,000	429,063

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Hubei Jumpcan Pharmaceutical, Cl A	127,952	$536,933
iQIYI ADR *	143,420	480,457
Jiangxi Copper, Cl H	419,000	586,037
JinkoSolar Holding ADR	32,969	864,777
JOYY ADR	7,892	241,969
Kweichow Moutai, Cl A	6,900	1,544,416
Lenovo Group	208,000	217,810
NARI Technology, Cl A	309,191	904,366
NetEase ADR	14,112	1,377,896
Offshore Oil Engineering, Cl A	364,600	284,226
PDD Holdings ADR *	24,760	3,141,301
PetroChina, Cl H	4,200,000	3,038,408
Qifu Technology ADR	60,547	868,849
Sinopharm Group, Cl H	146,000	383,939
Tencent Holdings	451,194	15,662,942
Tencent Music Entertainment Group ADR *	31,509	296,185
Vipshop Holdings ADR *	119,205	1,894,167
Yum China Holdings	68,863	2,381,971
Yutong Bus, Cl A	320,800	677,537
Zhejiang Semir Garment, Cl A	487,300	359,399

		51,586,012

DENMARK — 0.6%
Coloplast, Cl B	14,168	1,641,679
GN Store Nord *	24,425	579,004
Pandora	28,915	4,246,985
Tryg	66,062	1,419,374

		7,887,042

FINLAND — 0.1%
Nordea Bank Abp	164,603	2,043,136

FRANCE — 10.4%
Air Liquide	62,058	11,672,650
Alstom (A)	818,849	10,379,038
AXA	230,882	7,789,416
BNP Paribas	49,504	3,342,959
Carrefour	327,939	5,627,414
Danone	212,854	14,253,912
Dassault Systemes	64,094	3,339,581
Hermes International	3,047	6,461,135
Ipsen	26,471	3,067,751
Kering	25,717	10,618,100
L’Oreal	45,429	21,851,856
LVMH Moet Hennessy Louis Vuitton	29,858	24,971,159
Publicis Groupe	27,052	2,724,351
Rexel	95,532	2,557,393
Societe Generale	86,639	2,238,492
Valeo	216,588	2,841,539

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
Vinci	76,093	$9,661,593

		143,398,339

GERMANY — 4.6%
Allianz	32,511	8,730,753
Carl Zeiss Meditec	18,408	1,950,381
CompuGroup Medical & KgaA	19,138	824,749
Deutsche Telekom	577,229	14,242,462
Hannover Rueck	16,332	3,935,155
Heidelberg Materials	29,558	2,743,531
Infineon Technologies	201,210	7,373,155
LANXESS	177,625	4,766,280
Nemetschek	22,647	2,100,450
RWE	158,090	5,867,544
SAP	64,359	11,207,216

		63,741,676

GREECE — 0.3%
FF Group *	8,921	4,652
Mytilineos	7,976	329,171
National Bank of Greece *	454,568	3,473,862

		3,807,685

HONG KONG — 1.2%
China Lumena New Materials *	15,350	—
Link REIT ‡	618,200	3,100,975
Orient Overseas International	26,500	395,633
Prudential	1,252,698	12,930,845
WH Group	75,534	44,568

		16,472,021

INDIA — 4.0%
ABB India	15,420	868,466
Angel One	7,824	308,725
APL Apollo Tubes	102,688	1,861,080
Ashoka Buildcon *	246,280	539,198
Bajaj Auto	28,693	2,652,466
Bajaj Finance	7,223	597,859
Bank of Baroda	558,286	1,662,389
Canara Bank	187,041	1,085,806
Chennai Petroleum	33,110	340,182
Colgate-Palmolive India	27,241	843,654
GAIL India	227,374	473,117
ICICI Bank ADR	711,580	17,362,552
Indian Oil	822,224	1,456,051
InterGlobe Aviation *	32,609	1,162,905
JK Tyre & Industries	107,926	685,494
KPIT Technologies	16,921	316,012
LIC Housing Finance	90,509	681,477
Mahindra & Mahindra	106,966	2,127,026
Manappuram Finance	318,555	708,481
Natco Pharma	76,159	793,505
NCC	344,751	893,566
Oil & Natural Gas	1,158,976	3,520,640

COMMON STOCK — continued

	Shares	Value
INDIA — continued
Power Finance	177,294	$946,681
Power Grid Corp of India	546,882	1,708,103
REC	636,949	3,826,256
Shriram Finance	46,098	1,370,226
Union Bank of India	605,917	1,019,691
Varun Beverages	256,162	3,951,679
Zomato *	742,214	1,247,022

		55,010,309

INDONESIA — 0.8%
Astra International	2,902,200	940,430
Bank Central Asia	4,065,100	2,459,493
Bank Negara Indonesia Persero	6,305,200	2,293,929
Bank Rakyat Indonesia Persero	12,320,800	4,438,390
Perusahaan Gas Negara	4,718,200	347,834

		10,480,076

IRELAND — 0.7%
AIB Group	483,636	2,135,242
Bank of Ireland Group	182,245	1,684,525
Ryanair Holdings ADR	44,942	6,004,251

		9,824,018

ITALY — 3.8%
Amplifon	47,150	1,546,807
Enel	1,812,396	12,430,149
Ferrari	75,393	26,427,315
UniCredit	391,749	11,534,043

		51,938,314

JAPAN — 8.8%
Advantest	306,600	12,285,915
Bridgestone	38,300	1,671,053
Daifuku	67,500	1,340,251
FANUC	376,900	10,497,632
GMO Payment Gateway	10,800	656,134
Hoya	42,100	5,384,697
Kajima	78,100	1,403,423
Keyence	41,175	18,548,262
M3	39,500	627,596
MatsukiyoCocokara	116,400	2,130,324
Mitsubishi Electric	249,700	3,731,100
MS&AD Insurance Group Holdings	46,300	1,925,093
Murata Manufacturing	486,500	9,891,008
Nintendo	141,600	7,965,715
Nippon Telegraph & Telephone	3,414,900	4,317,761
Nomura Research Institute	61,800	1,903,057
Obic	9,600	1,484,791
OKUMA	37,200	1,685,289
Renesas Electronics *	209,700	3,464,327
Sanken Electric	18,000	832,663
Secom	29,900	2,185,073
Seven & i Holdings	262,000	10,418,789

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Shimamura	18,600	$2,054,608
Shin-Etsu Chemical	113,000	4,478,509
Socionext	102,500	2,365,256
Sompo Holdings	34,500	1,801,174
Sumitomo Mitsui Financial Group	31,500	1,649,686
Sundrug	36,000	1,093,235
TIS	72,400	1,621,381
TOPPAN Holdings	99,700	2,767,071

		122,180,873

MEXICO — 1.0%
Cemex ADR *	537,990	4,454,557
Coca-Cola Femsa ADR	6,553	622,142
Fibra Uno Administracion ‡	293,600	499,661
Grupo Financiero Banorte, Cl O	313,900	3,198,489
Wal-Mart de Mexico	1,143,066	4,731,190

		13,506,039

NETHERLANDS — 8.8%
Adyen *	15,150	19,098,489
Akzo Nobel	149,086	11,510,458
Argenx *	5,203	1,974,906
ASM International	36,766	20,481,574
ASML Holding, Cl G	19,541	16,997,153
ASML Holding	18,303	15,960,988
BE Semiconductor Industries	18,372	2,775,087
ING Groep	561,415	8,017,800
Koninklijke Philips *	494,846	10,522,487
Shell (EUR)	397,275	12,497,961
Shell (GBP)	67,235	2,094,552

		121,931,455

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,146,456

POLAND — 0.0%
Jastrzebska Spolka Weglowa *	24,284	262,945

QATAR — 0.0%
Ooredoo QPSC	177,388	521,300

RUSSIA — 0.0%
Gazprom PJSC *(B)	597,226	—
Sberbank of Russia PJSC ADR (B)	55,964	—

		—

SAUDI ARABIA — 0.2%
Elm	2,587	620,993
Etihad Etisalat	51,853	720,392
Leejam Sports JSC	14,164	729,243

COMMON STOCK — continued

	Shares	Value
SAUDI ARABIA — continued
Saudi Aramco Base Oil	11,242	$436,511

		2,507,139

SINGAPORE — 0.6%
DBS Group Holdings	119,700	2,846,057
United Overseas Bank	253,800	5,370,350

		8,216,407

SOUTH KOREA — 2.6%
Classys	8,928	205,402
Daewoo Engineering & Construction *	101,275	297,827
DB HiTek	10,159	376,617
DB Insurance	8,103	534,521
DL E&C	7,849	244,135
Doosan Bobcat	8,238	313,736
GS Holdings *	17,023	590,346
Hana Financial Group	43,185	1,544,186
Hankook Tire & Technology	8,846	338,573
HD Hyundai Infracore *	57,369	330,780
Hyundai Electric & Energy System *	8,326	637,631
Hyundai Marine & Fire Insurance	12,211	310,136
Hyundai Mobis	4,371	685,169
KB Financial Group	15,345	651,207
KB Financial Group ADR	36,022	1,522,650
Kia	48,491	3,724,646
KIWOOM Securities	3,699	267,363
Korean Air Lines	27,779	467,046
LX International	39,376	827,921
NongShim	1,028	291,083
OCI Holdings *	5,747	448,291
PharmaResearch *	7,427	585,332
Samsung Electronics	176,931	9,613,871
Samsung Electronics GDR	3,389	4,631,301
Samsung Fire & Marine Insurance	3,357	664,282
Samsung Life Insurance	6,472	336,322
Samsung Securities	13,032	366,305
SK Hynix	44,986	4,504,929
SOLUM *	16,891	346,644
Youngone	18,251	655,213

		36,313,465

SPAIN — 1.8%
Aena SME	43,427	7,721,988
Amadeus IT Group	80,032	5,637,466
Iberdrola (A)	685,714	8,299,045
Industria de Diseno Textil	80,159	3,444,984

		25,103,483

SWEDEN — 1.3%
Assa Abloy, Cl B	107,922	2,981,124

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
Atlas Copco, Cl A	932,090	$14,982,589

		17,963,713

SWITZERLAND — 1.9%
ABB	144,340	6,143,600
Alcon	58,644	4,440,672
Julius Baer Group	49,847	2,729,876
Straumann Holding	12,550	1,917,696
UBS Group	368,960	11,109,597

		26,341,441

TAIWAN — 4.2%
Accton Technology	40,000	672,902
Alchip Technologies	23,000	2,852,920
Arcadyan Technology	102,000	561,610
Asia Vital Components	57,087	775,317
Asustek Computer	59,000	837,759
Chicony Electronics	76,000	398,485
Compal Electronics	423,000	485,120
E Ink Holdings	201,000	1,332,974
Evergreen Marine Taiwan	163,400	783,759
Fitipower Integrated Technology	19,400	145,257
Gigabyte Technology	39,000	385,928
Global Mixed Mode Technology	35,000	274,576
Gold Circuit Electronics	85,000	621,967
Hon Hai Precision Industry	576,000	1,884,225
International Games System	29,000	767,215
King Yuan Electronics	257,000	686,504
Makalot Industrial	47,000	539,147
MediaTek	118,000	3,641,200
Micro-Star International	52,000	301,602
Novatek Microelectronics	69,000	1,123,990
Pou Chen	329,000	331,200
Powertech Technology	127,000	589,622
Quanta Computer	402,000	3,178,622
Radiant Opto-Electronics	68,000	300,719
Simplo Technology	26,000	336,469
Sitronix Technology	65,000	564,011
Taiwan Semiconductor Manufacturing ADR	183,469	20,724,658
Taiwan Semiconductor Manufacturing	482,000	9,648,917
Tripod Technology	88,000	525,465
United Microelectronics ADR (A)	220,778	1,702,198
Wistron	161,000	589,473
Wistron NeWeb	98,000	446,507
Yang Ming Marine Transport	125,000	190,603

		58,200,921

THAILAND — 0.1%
AP Thailand	1,065,900	321,098
Bangchak	263,000	310,823

COMMON STOCK — continued

	Shares	Value
THAILAND — continued
Sansiri	7,067,300	$355,248

		987,169

TURKEY — 0.3%
Dogus Otomotiv Servis ve Ticaret	60,132	540,502
Haci Omer Sabanci Holding	344,222	822,700
KOC Holding	225,971	1,193,494
Mavi Giyim Sanayi Ve Ticaret, Cl B	30,955	145,471
Migros Ticaret	7,694	103,486
Sok Marketler Ticaret	194,560	407,858
Turk Traktor ve Ziraat Makineleri	11,291	300,471

		3,513,982

UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	325,807	658,740
Emirates NBD Bank PJSC	151,584	730,029
Multiply Group PJSC *	449,980	353,331

		1,742,100

UNITED KINGDOM — 11.5%
3i Group	250,380	7,876,154
Ashtead Group	64,385	4,230,682
Barclays	6,908,464	12,900,468
Berkeley Group Holdings	56,023	3,408,910
BP	2,699,748	15,844,138
Compass Group	688,040	19,043,144
CRH	87,559	6,241,707
Croda International	18,131	1,102,731
Diageo	338,173	12,273,333
Halma	65,190	1,813,153
Intermediate Capital Group	94,250	2,135,184
JD Sports Fashion	1,562,940	2,320,783
Kingfisher	935,848	2,614,586
Legal & General Group	1,635,172	5,284,950
London Stock Exchange Group	34,042	3,869,308
NatWest Group	1,357,863	3,850,667
RELX (EUR)	152,361	6,317,048
RELX (GBP)	70,549	2,925,969
Segro ‡	217,845	2,431,138
Smith & Nephew	200,900	2,823,215
SSE	71,399	1,528,029
SSP Group *	3,565,443	10,196,394
Tate & Lyle	980,325	7,773,137
Taylor Wimpey	1,875,914	3,519,304
Unilever	210,395	10,287,532
Weir Group	83,027	1,917,709
WH Smith	297,378	4,566,347

		159,095,720

UNITED STATES — 14.0%
Accenture, Cl A	34,676	12,617,903

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Aon, Cl A	53,160	$15,864,539
Arch Capital Group *	170,395	14,045,660
Atlassian, Cl A *	78,680	19,651,904
CNH Industrial	138,782	1,657,874
EPAM Systems *	27,995	7,785,689
Experian	285,756	11,951,543
Ferguson	81,400	15,294,455
ICON *	91,738	23,931,692
Linde	26,075	10,555,942
Nestle	141,149	16,179,635
Schneider Electric	88,141	17,404,205
STERIS	56,979	12,475,552
Tenaris	97,471	1,547,388
Waste Connections	76,865	11,934,060

		192,898,041

Total Common Stock

(Cost $1,076,483,895)		1,320,621,484

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Bradespar (C)	237,700	$1,095,871
Marcopolo (C)	130,200	210,276

		1,306,147

Total Preferred Stock

(Cost $1,302,023)		1,306,147

RIGHTS — 0.0%

	Number of Rights
Iberdrola * (B) (D)	720,906	$148,942
Localiza Rent a Car, Expires 2/5/2024 * (B)	686	1,388

Total Rights

(Cost $–)		150,330

SHORT-TERM INVESTMENT — 1.1%

	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (E) (Cost $15,481,162)	15,481,162	$15,481,162

Total Short-Term Investment

(Cost $15,481,162)		15,481,162

Total Investments in Securities— 96.9% (Cost $1,093,267,080)		$1,337,559,123

Percentages are based on Net Assets of $1,380,114,616.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $14,781,355.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	Expiration date not available.
(E)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2024, was $15,481,162.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

PJSC — Public Joint-Stock Company

QPSC — Qatari Joint-Stock Company

USD — U.S. Dollar

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.4%

	Shares	Value
AUSTRALIA — 6.9%
Accent Group	151,545	$200,618
ALS	125,080	1,035,497
Alumina *	655,901	497,206
Arcadium Lithium *	59,894	308,034
Cettire *	25,660	52,586
Data#3	26,476	169,660
Emeco Holdings	85,896	35,598
FleetPartners Group *	45,851	92,257
Inghams Group	20,016	56,438
Kelsian Group	78,580	368,263
Neuren Pharmaceuticals *	5,900	91,081
Orora	418,146	765,810
Perenti *	457,282	245,036
Perseus Mining	211,566	251,018
Pro Medicus	1,122	74,480
Ramelius Resources	146,480	153,305
Ridley	98,744	181,809
Seven Group Holdings	6,943	163,741
Sigma Healthcare	458,964	312,404
Super Retail Group	17,147	178,310
Technology One	25,414	261,640
Ventia Services Group Pty	192,944	417,113

		5,911,904

AUSTRIA — 2.1%
ANDRITZ	3,017	186,688
Palfinger	18,840	490,079
Porr Ag	4,350	61,348
Raiffeisen Bank International	11,495	240,893
Schoeller-Bleckmann Oilfield Equipment	12,560	599,632
Strabag	521	24,519
Telekom Austria, Cl A	26,889	235,251

		1,838,410

BELGIUM — 0.3%
Melexis	2,141	184,390
X-Fab Silicon Foundries *	4,357	42,088

		226,478

BRAZIL — 0.4%
Cia de Saneamento do Parana	50,600	286,840
Schulz	56,900	75,197

		362,037

CANADA — 3.3%
Badger Infrastructure Solutions	1,108	38,745
Boardwalk Real Estate Investment Trust ‡	11,486	600,069
Bombardier, Cl B *	912	33,919
Cascades	2,700	29,727
CI Financial	7,244	88,920
Cogeco	954	42,600

COMMON STOCK — continued

	Shares	Value
CANADA — continued
Docebo *	2,331	$103,007
Dundee Precious Metals	29,094	187,493
iA Financial	2,909	199,007
International Petroleum *	24,477	272,241
Linamar	2,077	99,136
New Gold *	35,736	43,331
North American Construction Group	11,525	266,894
Nuvei	3,067	74,996
Parex Resources	6,536	108,897
Pason Systems	15,967	176,156
Primaris REIT ‡	19,356	201,231
Stantec	1,619	130,909
Stella-Jones	1,734	103,231
Trican Well Service	5,957	19,529

		2,820,038

CHINA — 2.0%
ANE Cayman *	35,000	17,346
Beijing Jingneng Clean Energy, Cl H	432,000	85,039
Chaoju Eye Care Holdings	104,000	48,899
China Overseas Property Holdings	135,000	89,485
China World Trade Center, Cl A	16,900	40,410
E-Commodities Holdings, Cl New Shares	292,000	55,405
FinVolution Group ADR	28,978	139,384
First Tractor, Cl H	48,000	31,579
Fufeng Group	408,000	221,327
Gemdale Properties & Investment	1,886,000	66,494
HUTCHMED China *	8,500	21,446
Jinan Acetate Chemical	5,551	148,948
Kerry Logistics Network	268,151	297,957
LexinFintech Holdings ADR	47,114	85,276
NetDragon Websoft Holdings	33,500	45,889
Sinofert Holdings	364,000	40,072
Sinopec Engineering Group, Cl H	209,000	104,837
Theme International Holdings *	500,000	26,554
Yuexiu Services Group	351,000	109,534

		1,675,881

DENMARK — 1.9%
ALK-Abello *	10,711	173,743
D/S Norden	2,267	122,615
Dfds	20,560	700,207
H Lundbeck	26,330	134,055
Netcompany Group *	8,130	325,983
Per Aarsleff Holding	2,962	137,050

		1,593,653

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
EGYPT — 0.0%
Centamin	33,387	$40,870

FINLAND — 0.3%
Finnair *	4,680,769	179,746
Puuilo	3,861	37,382

		217,128

FRANCE — 5.7%
CGG *	173,228	83,505
Elis	24,413	539,521
IPSOS	19,466	1,284,127
LISI	27,794	657,573
Mersen	1,933	70,481
Rexel	5,023	134,466
Sopra Steria Group	5,889	1,388,381
Verallia	9,392	332,903
VusionGroup *	2,474	369,228

		4,860,185

GEORGIA — 0.1%
TBC Bank Group	3,470	128,810

GERMANY — 2.1%
Amadeus Fire	517	62,777
Atoss Software	1,713	471,774
Aurubis	3,322	240,189
Cliq Digital (A)	3,356	70,119
CTS Eventim & KGaA	798	54,284
HUGO BOSS	853	53,547
Krones	1,845	229,815
SMA Solar Technology *	2,212	114,036
SUESS MicroTec	15,546	530,847

		1,827,388

GREECE — 0.3%
Piraeus Financial Holdings *	29,714	120,951
Titan Cement International	4,807	124,535

		245,486

HONG KONG — 0.6%
Cowell e Holdings *	27,000	55,359
Skyworth Group	148,000	46,921
United Laboratories International Holdings	176,000	152,157
Vitasoy International Holdings	351,309	269,682
Yue Yuen Industrial Holdings	18,500	17,447

		541,566

HUNGARY — 0.1%
Magyar Telekom Telecommunications	21,467	46,761

INDIA — 3.7%
Ajanta Pharma	4,236	111,021

COMMON STOCK — continued

	Shares	Value
INDIA — continued
Birlasoft	7,473	$76,348
BLS International Services	22,205	112,556
Chennai Petroleum	9,100	93,496
Coforge	598	44,955
Cosmo First	13,714	102,265
Force Motors	942	45,026
Fusion Micro Finance *	11,745	91,714
GHCL	5,192	36,489
Godawari Power and Ispat	38,406	352,099
Great Eastern Shipping	19,442	231,630
Karur Vysya Bank	192,039	459,368
Kaveri Seed	14,626	126,789
Kirloskar Ferrous Industries	23,068	177,055
Motilal Oswal Financial Services	6,139	132,387
NESCO	7,890	81,756
NMDC Steel *	142,833	119,684
PTC India	95,266	275,355
Sarda Energy & Minerals	41,765	126,029
Shipping Corp of India	21,328	54,357
Sonata Software	3,840	35,584
Tamil Nadu Newsprint & Papers	21,677	83,632
Tata Communications	7,656	160,152

		3,129,747

INDONESIA — 0.2%
First Pacific	334,000	126,877
Summarecon Agung	617,700	21,924

		148,801

IRELAND — 0.7%
hVIVO	326,589	121,857
Keywords Studios	22,286	468,302

		590,159

ISRAEL — 0.6%
Africa Israel Residences	3,573	190,348
Isras Investment	685	144,939
Ituran Location and Control	4,898	121,862
Perion Network *	1,251	36,842

		493,991

ITALY — 3.1%
BPER Banca	45,233	163,987
Buzzi	5,679	194,020
Carel Industries	1,276	31,058
d’Amico International Shipping	14,183	95,169
De’ Longhi	38,166	1,242,511
Iveco Group *	26,905	288,587
Orsero	5,349	100,774
OVS	64,933	155,465
SOL	5,318	153,841
Telecom Italia *	122,145	36,968
Webuild	106,396	224,940

		2,687,320

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — 26.3%
77 Bank	4,100	$99,297
Abalance	2,400	44,291
Advance Residence Investment ‡,(A)	187	414,634
Aica Kogyo	11,100	258,966
Aichi Financial Group	5,223	92,838
Anycolor *	2,700	68,973
AOKI Holdings	22,000	176,294
Aoyama Trading	21,400	259,562
Argo Graphics	1,600	47,272
Ariake Japan	22,078	712,813
Asics	34,501	1,055,559
Avex	3,100	29,942
Bell System24 Holdings	7,600	93,280
Charm Care	44,300	359,950
Chiyoda *	80,000	184,739
Concordia Financial Group	132,066	633,680
CRE Logistics REIT ‡	54	56,882
Credit Saison	1,800	33,640
Daiseki	13,370	384,915
Daiseki Eco. Solution	13,100	94,992
Dentsu Soken	5,800	218,037
DMG Mori	68,500	1,381,045
Echo Trading	3,900	32,492
Eiken Chemical	18,000	225,895
Ferrotec Holdings	8,900	172,829
FreakOut Holdings inc *	4,200	20,681
Fuji	2,000	27,144
Fuji Seal International	40,800	484,454
Global One Real Estate Investment ‡	355	266,294
Greens	5,100	73,998
GS Yuasa	6,200	90,036
Hanwa	3,800	139,946
Hisamitsu Pharmaceutical	1,100	31,568
Hitachi Zosen	16,100	100,025
Horiba	8,920	720,609
Hoshino Resorts REIT ‡	96	337,344
HS Holdings	13,800	98,118
Hyakugo Bank	23,600	92,158
IDOM	6,700	40,294
Internet Initiative Japan	66,146	1,291,483
ISB	4,900	52,515
Ishizuka Glass	2,100	52,833
Iwatani	16,050	722,149
J Trust	20,800	67,769
Juroku Financial Group	3,700	104,448
Kurita Water Industries	21,558	792,733
Mabuchi Motor	43,160	753,206
Macnica Holdings	3,700	197,135
Maruzen Showa Unyu	3,600	100,075
Matsuda Sangyo	5,600	104,939

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Megmilk Snow Brand	16,500	$260,554
Menicon	50,462	737,850
Miroku Jyoho Service	8,500	105,972
Mitachi	5,400	42,697
Mitsubishi Motors	116,400	369,306
Mitsubishi Shokuhin	9,400	321,761
Mitsui Matsushima Holdings	6,400	124,901
Morinaga Milk Industry	6,900	142,273
MTG	9,300	93,406
NET One Systems	6,700	109,685
NGK Insulators	17,300	217,610
Nichicon	15,400	135,519
Nikkiso	16,400	121,225
Nippon Paper Industries *	3,200	29,865
Nippon Shokubai	2,200	83,333
Nishi-Nippon Railroad	1,800	30,125
Nissin	2,700	50,154
NTN	95,400	175,663
Oita Bank	2,700	49,843
Onamba	16,200	100,952
Outsourcing *	2,600	30,565
Pressance	13,700	156,025
Prestige International	20,000	82,688
Round One	21,400	95,433
Sakata INX	17,200	167,091
Sakata Seed	14,700	368,585
Sanko Gosei	11,100	49,780
Sanyo Shokai	6,100	112,276
SCREEN Holdings	1,400	138,227
Seiren	33,078	558,986
Seven Bank	515,700	1,086,950
Sharingtechnology *	14,400	52,542
Shiga Bank	2,300	57,581
Siix	7,200	76,659
Skymark Airlines	10,400	72,641
Solasto	7,500	29,505
Starts	2,100	43,375
Sun Frontier Fudousan	28,300	340,774
Taisho Pharmaceutical Holdings	2,100	123,047
Tess Holdings	28,300	88,519
THK	15,430	298,707
Toho Gas	11,900	240,713
Tokai Carbon	18,100	128,170
Tokyo Kiraboshi Financial Group	2,900	85,412
Tokyo Steel Manufacturing	6,900	83,912
Tokyu REIT ‡	173	203,121
TOMONY Holdings	23,000	63,768
Topy Industries	6,200	122,454
Toyo Engineering *	9,300	51,276
Toyoda Gosei	1,300	25,274
Traders Holdings	15,400	61,435

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
W-Scope *	8,800	$45,774
ZERIA Pharmaceutical	8,100	112,952

		22,451,682

LUXEMBOURG — 1.6%
L’Occitane International	433,892	1,385,495

MALAYSIA — 0.8%
Bumi Armada *	1,124,800	132,586
Eco World Development Group	276,200	76,886
Scientex	46,600	39,425
Sime Darby Property	1,614,400	262,193
SP Setia Group	718,100	136,175

		647,265

MAURITIUS — 0.1%
Capital	76,542	83,505

MEXICO — 0.1%
FIBRA Macquarie Mexico ‡	58,600	112,386

NETHERLANDS — 0.3%
Eurocommercial Properties ‡	8,011	180,408
Koninklijke Heijmans NorthV	1,425	20,722
Wereldhave ‡	5,078	76,453

		277,583

NEW ZEALAND — 0.0%
Air New Zealand	57,242	22,374

NORWAY — 2.7%
Hexagon Composites *	140,638	316,081
Hoegh Autoliners	37,231	376,030
Norske Skog	14,305	49,580
PhotoCure *	29,100	180,735
Rana Gruber, Cl A	7,386	55,154
Salmar	17,166	958,425
Stolt-Nielsen	7,637	287,112
Wallenius Wilhelmsen, Cl B	12,196	119,251

		2,342,368

PHILIPPINES — 0.1%
AREIT ‡	42,600	24,632
Robinsons Land	231,800	65,835

		90,467

POLAND — 0.3%
Tauron Polska Energia *	272,715	250,605
Text	1,204	29,320

		279,925

PORTUGAL — 0.3%
Mota-Engil SGPS	44,866	258,650

COMMON STOCK — continued

	Shares	Value
SAUDI ARABIA — 0.3%
Riyadh Cables Group	4,344	$122,033
Saudi Chemical Holding	99,363	122,465

		244,498

SINGAPORE — 0.1%
Best World International *	42,000	53,027
Hour Glass	26,000	29,767

		82,794

SOUTH AFRICA — 0.5%
Fortress Real Estate Investments, Cl B *	263,553	106,968
Momentum Metropolitan
Holdings	172,874	194,914
Super Group	45,195	68,040
Vukile Property Fund ‡	60,737	49,475

		419,397

SOUTH KOREA — 2.3%
AfreecaTV	937	72,726
Asiana Airlines *	6,916	62,848
DB HiTek	3,910	144,953
DB Insurance	2,590	170,851
Dongjin Semichem *	2,674	76,983
Hanwha General Insurance *	36,955	120,464
Hanwha Life Insurance *	36,996	83,986
HD Hyundai Infracore *	24,710	142,474
Hyundai Marine & Fire Insurance	2,496	63,394
JB Financial Group	17,894	153,539
Jeisys Medical *	33,247	211,872
KIWOOM Securities	1,183	85,507
Kyung Dong Navien	9,892	347,406
OCI Holdings *	2,230	173,935
Youngone	1,620	58,158

		1,969,096

SPAIN — 2.4%
Gestamp Automocion	16,960	56,547
Laboratorios Farmaceuticos Rovi	3,946	273,563
Melia Hotels International *	249,738	1,698,421

		2,028,531

SWEDEN — 3.8%
B3 Consulting Group	3,873	34,151
BioGaia, Cl B	62,174	675,354
Camurus *	5,853	292,251
Castellum *	3,365	43,632
Fortnox	24,755	137,463
Hemnet Group	11,566	314,502
HMS Networks	1,456	64,517
Hoist Finance *	17,046	57,118
Loomis, Cl B	50,294	1,386,850

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SWEDEN — continued
Modern Times Group MTG, Cl B *	2,707	$20,868
Nyfosa	11,674	105,168
Trelleborg, Cl B	3,926	120,356

		3,252,230

SWITZERLAND — 3.6%
Bucher Industries	893	380,494
Georg Fischer	960	64,633
Inficon Holding	407	621,448
IWG *	408,590	972,970
Landis+Gyr Group	8,496	700,785
LEM Holding	48	110,174
Swissquote Group Holding	933	235,550

		3,086,054

TAIWAN — 3.8%
Ardentec	46,000	108,455
Chicony Power Technology	83,000	387,126
Depo Auto Parts Industries	89,000	424,607
Elitegroup Computer Systems	80,000	78,866
Far Eastern Department Stores	166,000	131,809
FIT Hon Teng *	293,000	35,025
Getac Holdings	94,000	309,107
Gigabyte Technology	6,000	59,373
ITE Technology	34,000	165,102
L&K Engineering	88,000	480,284
Liton Technology	58,000	64,588
Lotes	3,000	94,638
M31 Technology	3,300	184,830
Makalot Industrial	5,000	57,356
Merry Electronics	18,000	58,585
Nan Pao Resins Chemical	32,000	296,603
Pan German Universal Motors	18,000	168,982
Topkey	14,000	81,477
Wowprime	8,299	64,166

		3,250,979

THAILAND — 0.7%
Ichitan Group	506,700	248,342
R&B Food Supply	187,200	66,916
Sappe	100,700	243,426

		558,684

TURKEY — 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	140,022	46,299
Mavi Giyim Sanayi Ve Ticaret, Cl B	24,167	113,572
Migros Ticaret	16,283	219,010
Sok Marketler Ticaret	83,726	175,516
Torunlar Gayrimenkul Yatirim Ortakligi ‡	74,011	88,928

		643,325

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — 10.1%
4imprint Group	8,065	$555,732
Big Yellow Group ‡	8,268	120,135
Bloomsbury Publishing	4,265	25,526
Bodycote	7,880	63,846
Britvic	11,769	131,817
Coats Group	898,722	819,444
Craneware	23,400	640,671
Currys	137,138	86,160
CVS Group	55,476	1,192,501
Domino’s Pizza Group	29,952	132,917
Games Workshop Group	2,913	366,652
Hammerson ‡	245,138	84,061
Harbour Energy	8,542	30,327
IMI	12,150	258,946
Investec	47,629	311,594
J D Wetherspoon *	5,458	58,384
Johnson Service Group	91,186	169,768
Man Group	80,456	241,711
Marks & Spencer Group	27,561	86,526
Mitchells & Butlers *	17,215	56,797
Mitie Group	26,539	34,748
OSB Group	33,487	191,475
Paragon Banking Group	11,440	102,386
Pets at Home Group	10,504	37,480
Safestore Holdings ‡	51,550	539,458
Savills	106,074	1,361,516
Serco Group	82,659	181,249
Shaftesbury Capital ‡	59,380	100,516
Subsea 7	15,003	203,383
Tate & Lyle	43,110	341,825
Virgin Money UK	23,278	46,199
Yu Group	4,912	76,626

		8,650,376

UNITED STATES — 3.0%
JS Global Lifestyle	330,500	51,102
MDA *	8,245	68,932
Ormat Technologies	14,072	915,437
Reliance Worldwide	197,000	542,724
Samsonite International *	357,305	997,588

		2,575,783

Total Common Stock

(Cost $77,139,187)		84,100,060

PREFERRED STOCK — 0.4%

GERMANY — 0.1%
Schaeffler (B)	12,391	$78,705

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JANUARY 31, 2024 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value
BRAZIL — 0.3%
Cia de Saneamento do Parana (B)	249,000	$282,708

Total Preferred Stock

(Cost $289,795)		361,413

RIGHTS — 0.0%

	Number of Rights
L&K Engineering, Expires 3/9/2024 * (C)(D)	2,185	$3,909

Total Rights

(Cost $–)		3,909

SHORT-TERM INVESTMENT — 0.4%

	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 5.300%, (E) (Cost $361,857)	361,857	$361,857

Total Short-Term Investment

(Cost $361,857)		361,857

Total Investments in Securities— 99.2% (Cost $77,790,839)		$84,827,239

Percentages are based on Net Assets of $85,521,428.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at January 31, 2024. The total market value of securities on loan at January 31, 2024 was $344,607.
(B)	There is currently no rate available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Expiration date not available..
(E)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2024, was $361,857.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate investment Trust

SGPS — Sociedade Gestora de Participações Sociais (holding company)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS OPEN-END MUTUAL FUNDS — 99.8%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,849,717	$32,876,586
Catholic Responsible Investments Equity Index Fund†	2,941,245	31,118,377
Catholic Responsible Investments International Equity Fund†	1,160,946	11,005,768
Catholic Responsible Investments International Small-Cap Fund†	289,209	2,666,508
Catholic Responsible Investments Multi-Style US Equity Fund†	903,860	9,318,799
Catholic Responsible Investments Opportunistic Bond Fund†	1,883,734	17,443,375
Catholic Responsible Investments Short Duration Bond Fund†	1,838,251	17,702,353
Catholic Responsible Investments Small-Cap Fund†	600,190	5,473,734

Total Open-End Mutual Funds
(Cost $115,428,212)		127,605,500

Total Investments in Securities— 99.8% (Cost $115,428,212)		$127,605,500

Percentages are based on Net Assets of $127,895,120.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

January 31, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2024	Income	Capital Gains

Catholic Responsible Investments Bond Fund	$30,189,119	$730,133	$(326,523)	$(61,724)	$2,345,581	$32,876,586	$350,415	$—
Catholic Responsible Investments Equity Index Fund	26,745,411	424,481	(264,187)	(2,094)	4,214,766	31,118,377	117,255	—
Catholic Responsible Investments International Equity Fund	9,510,953	171,593	(106,863)	(3,626)	1,433,711	11,005,768	47,321	—
Catholic Responsible Investments International Small-Cap Fund	2,298,160	44,609	(26,715)	(736)	351,190	2,666,508	13,541	—
Catholic Responsible Investments Multi-Style US Equity Fund	8,000,250	114,392	(83,114)	(540)	1,287,811	9,318,799	17,737	—
Catholic Responsible Investments Opportunistic Bond Fund	16,541,125	394,834	(163,261)	(13,581)	684,258	17,443,375	204,975	—
Catholic Responsible Investments Short Duration Bond Fund	17,129,576	371,838	(163,261)	(9,107)	373,307	17,702,353	181,979	—
Catholic Responsible Investments Small-Cap Fund	4,649,617	85,642	(53,431)	(2,373)	794,279	5,473,734	23,507	—

Totals	$115,064,211	$2,337,522	$(1,187,355)	$(93,781)	$11,484,903	$127,605,500	$956,730	$—

Amounts designated as “–” are $0.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	25,350,429	$216,492,666
Catholic Responsible Investments Equity Index Fund†	19,831,231	209,814,427
Catholic Responsible Investments International Equity Fund†	14,258,554	135,171,092
Catholic Responsible Investments International Small-Cap Fund†	3,664,377	33,785,555
Catholic Responsible Investments Multi-Style US Equity Fund†	30,109,107	310,424,894
Catholic Responsible Investments Opportunistic Bond Fund†	12,497,351	115,725,466
Catholic Responsible Investments Short Duration Bond Fund†	12,160,555	117,106,143
Catholic Responsible Investments Small-Cap Fund†	7,382,378	67,327,288

Total Open-End Mutual Funds
(Cost $1,049,564,035)		1,205,847,531

Total Investments in Securities— 99.9%
(Cost $1,049,564,035)		$1,205,847,531

Percentages are based on Net Assets of $1,206,585,179.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

January 31, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2024	Income	Capital Gains

Catholic Responsible Investments Bond Fund	$193,701,902	$9,622,085	$(1,649,132)	$(322,788)	$15,140,599	$216,492,666	$2,289,509	$—
Catholic Responsible Investments Equity Index Fund	176,632,656	6,289,296	(1,236,849)	13,710	28,115,614	209,814,427	789,864	—
Catholic Responsible Investments International Equity Fund	113,882,934	4,980,307	(989,479)	(68,640)	17,365,970	135,171,092	580,761	—
Catholic Responsible Investments International Small-Cap Fund	28,380,134	1,271,321	(247,370)	(21,642)	4,403,112	33,785,555	171,434	—
Catholic Responsible Investments Multi-Style US Equity Fund	260,607,295	9,389,406	(1,978,959)	21,943	42,385,209	310,424,894	590,314	—
Catholic Responsible Investments Opportunistic Bond Fund	107,133,601	5,016,158	(824,565)	(78,495)	4,478,767	115,725,466	1,349,870	—
Catholic Responsible Investments Short Duration Bond Fund	110,684,491	4,861,840	(824,567)	(46,324)	2,430,703	117,106,143	1,195,551	—
Catholic Responsible Investments Small-Cap Fund	55,690,060	2,488,721	(494,739)	(44,739)	9,687,985	67,327,288	288,948	—

Totals	$1,046,713,073	$43,919,134	$(8,245,660)	$(546,975)	$124,007,959	$1,205,847,531	$7,256,251	$—

Amounts designated as “–” are $0.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	10,434,723	$89,112,537
Catholic Responsible Investments Equity Index Fund†	16,837,381	178,139,494
Catholic Responsible Investments International Equity Fund†	5,733,790	54,356,331
Catholic Responsible Investments International Small-Cap Fund†	1,497,606	13,807,927
Catholic Responsible Investments Opportunistic Bond Fund†	4,778,752	44,251,247
Catholic Responsible Investments Short Duration Bond Fund†	4,559,453	43,907,535
Catholic Responsible Investments Small-Cap Fund†	2,995,386	27,317,919

Total Open-End Mutual Funds (Cost $381,373,757)		450,892,990

Total Investments in Securities— 99.9%
(Cost $381,373,757)		$450,892,990

Percentages are based on Net Assets of $451,335,803.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

January 31, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2024	Income	Capital Gains

Catholic Responsible Investments Bond Fund	$76,686,178	$7,682,273	$(1,207,523)	$(227,609)	$6,179,218	$89,112,537	$929,214	$—
Catholic Responsible Investments Equity Index Fund	164,920,038	1,634,445	(13,653,203)	1,539,966	23,698,248	178,139,494	670,307	—
Catholic Responsible Investments International Equity Fund	44,964,418	3,248,591	(724,514)	(47,746)	6,915,582	54,356,331	233,293	—
Catholic Responsible Investments International Small-Cap Fund	10,763,272	1,505,979	(181,129)	(13,188)	1,732,993	13,807,927	69,985	—
Catholic Responsible Investments Opportunistic Bond Fund	42,307,503	836,816	(603,762)	(58,884)	1,769,574	44,251,247	520,888	—
Catholic Responsible Investments Short Duration Bond Fund	43,969,582	703,192	(1,686,243)	(100,464)	1,021,468	43,907,535	455,977	—
Catholic Responsible Investments Small-Cap Fund	21,684,821	2,238,645	(362,258)	(27,316)	3,784,027	27,317,919	117,116	—

Totals	$405,295,812	$17,849,941	$(18,418,632)	$1,064,759	$45,101,110	$450,892,990	$2,996,778	$—

Amounts designated as “–” are $0.

CRI-QH-001-0500

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

January 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS OPEN-END MUTUAL FUNDS — 99.8%

	Shares	Value
Catholic Responsible Investments Bond Fund†	4,154,936	$35,483,153
Catholic Responsible Investments Equity Index Fund†	9,233,539	97,690,843
Catholic Responsible Investments International Equity Fund†	4,528,715	42,932,214
Catholic Responsible Investments International Small-Cap Fund†	1,184,115	10,917,537
Catholic Responsible Investments Multi-Style US Equity Fund†	4,206,518	43,369,201
Catholic Responsible Investments Opportunistic Bond Fund†	1,884,249	17,448,146
Catholic Responsible Investments Short Duration Bond Fund†	1,786,176	17,200,875
Catholic Responsible Investments Small-Cap Fund†	2,386,415	21,764,105

Total Open-End Mutual Funds

(Cost $235,869,253)		286,806,074

Total Investments in Securities— 99.8% (Cost $235,869,253)		$286,806,074

Percentages are based on Net Assets of $287,250,546.

†	Investment in Affiliated Security.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

January 31, 2024 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2024:

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2024	Income	Capital Gains

Catholic Responsible Investments Bond Fund	$30,394,074	$2,934,163	$(242,418)	$(46,749)	$2,444,083	$35,483,153	$378,721	$—
Catholic Responsible Investments Equity Index Fund	90,880,592	632,668	(7,623,360)	976,613	12,824,330	97,690,843	366,804	—
Catholic Responsible Investments International Equity Fund	34,980,339	2,824,242	(290,901)	1,056	5,417,478	42,932,214	183,874	—
Catholic Responsible Investments International Small-Cap Fund	8,443,839	1,168,347	(72,725)	(1,305)	1,379,381	10,917,537	55,223	—
Catholic Responsible Investments Multi-Style US Equity Fund	37,191,299	467,202	(290,902)	8,128	5,993,474	43,369,201	82,243	—
Catholic Responsible Investments Opportunistic Bond Fund	16,786,654	254,546	(268,731)	(27,846)	703,523	17,448,146	205,311	—
Catholic Responsible Investments Short Duration Bond Fund	17,441,741	226,290	(827,317)	(54,064)	414,225	17,200,875	177,055	—
Catholic Responsible Investments Small-Cap Fund	17,199,505	1,645,099	(145,451)	(11,700)	3,076,652	21,764,105	93,117	—

Totals	$253,318,043	$10,152,557	$(9,761,805)	$844,133	$32,253,146	$286,806,074	$1,542,348	$—

Amounts designated as “–” are $0.

CRI-QH-001-0500